Schedule H (Details) - EBP 004	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	52-1568099
Plan number	004
Total investments	$ 26,140,071,239
Participant loans	230,107,379
Total Other investment liabilities	(411,580)
Totals	$ 26,369,767,038
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rates	4.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rates	10.25%
Cash equivalents and short-term investments
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	$ 92,477,921
Collective trust funds
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	22,143,896,673
U.S. equities
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	1,360,581,565
Non-U.S. equities
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	600,249,194
Mutual funds and other registered investment companies
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	1,158,945,848
Total Synthetic guaranteed invesment contracts:
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	783,920,038
Total Synthetic guaranteed invesment contracts: | American General Life Contract 25020
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	59,282,018
Total Synthetic guaranteed invesment contracts: | American General Life Contract No. 725840
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	179,993,840
Total Synthetic guaranteed invesment contracts: | American United Life Insurance Company: S00020
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	15,549,066
Total Synthetic guaranteed invesment contracts: | Prudential GA 62194
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	170,153,796
Total Synthetic guaranteed invesment contracts: | Reinsurance Group of America Contract No. RGA00084
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	167,640,942
Total Synthetic guaranteed invesment contracts: | Voya Retirement Ins & Annuity Co 60266
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	191,300,376
Investment, Identifier [Axis]: Cash equivalents and short-term investments | Australian Dollar
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	3,166
Investment, Identifier [Axis]: Cash equivalents and short-term investments | Brazil Real
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	1,413
Investment, Identifier [Axis]: Cash equivalents and short-term investments | Canadian Dollar
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	8,579
Investment, Identifier [Axis]: Cash equivalents and short-term investments | Chinese Yuan Renminbi
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	16
Investment, Identifier [Axis]: Cash equivalents and short-term investments | Collective U.S. Gov't STIF 15
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	92,100,424
Investment, Identifier [Axis]: Cash equivalents and short-term investments | Czech Koruna
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	1,748
Investment, Identifier [Axis]: Cash equivalents and short-term investments | Euro
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	970
Investment, Identifier [Axis]: Cash equivalents and short-term investments | Hong Kong Dollar
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	40,021
Investment, Identifier [Axis]: Cash equivalents and short-term investments | Iceland Krona
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	40
Investment, Identifier [Axis]: Cash equivalents and short-term investments | Indian Rupee
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	41,097
Investment, Identifier [Axis]: Cash equivalents and short-term investments | Israeli Shekel
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	2,005
Investment, Identifier [Axis]: Cash equivalents and short-term investments | Japanese Yen
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	28,862
Investment, Identifier [Axis]: Cash equivalents and short-term investments | New Zealand Dollar
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	1,199
Investment, Identifier [Axis]: Cash equivalents and short-term investments | Norwegian Krone
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	3,977
Investment, Identifier [Axis]: Cash equivalents and short-term investments | Pound Sterling
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	10,880
Investment, Identifier [Axis]: Cash equivalents and short-term investments | South African Rand
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	18
Investment, Identifier [Axis]: Cash equivalents and short-term investments | Swedish Krona
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	1,454
Investment, Identifier [Axis]: Cash equivalents and short-term investments | Swiss Franc
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	9
Investment, Identifier [Axis]: Cash equivalents and short-term investments | U.S. Dollar
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	210,462
Investment, Identifier [Axis]: Cash equivalents and short-term investments | Vietnam Dong
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	21,581
Investment, Identifier [Axis]: Collective trust funds | BlackRock 0-5 Year U.S. Treasury Inflation Protected Securities Fund F
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	4,208,707
Total investments	57,569,642
Investment, Identifier [Axis]: Collective trust funds | BlackRock EAFE Equity Index Fund F
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	21,635,635
Total investments	1,654,275,766
Investment, Identifier [Axis]: Collective trust funds | BlackRock Emerging Markets Index Fund F
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	38,268,236
Total investments	690,378,109
Investment, Identifier [Axis]: Collective trust funds | BlackRock Equity Index Fund F
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	48,377,016
Total investments	7,072,184,549
Investment, Identifier [Axis]: Collective trust funds | BlackRock LifePath Index 2030 Fund F
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	16,553,707
Total investments	608,621,878
Investment, Identifier [Axis]: Collective trust funds | BlackRock LifePath Index 2035 Fund F
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	20,528,854
Total investments	776,011,197
Investment, Identifier [Axis]: Collective trust funds | BlackRock LifePath Index 2040 Fund F
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	19,197,736
Total investments	853,899,949
Investment, Identifier [Axis]: Collective trust funds | BlackRock LifePath Index 2045 Fund F
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	25,172,629
Total investments	1,109,387,948
Investment, Identifier [Axis]: Collective trust funds | BlackRock LifePath Index 2050 Fund F
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	24,153,461
Total investments	913,483,909
Investment, Identifier [Axis]: Collective trust funds | BlackRock LifePath Index 2055 Fund F
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	14,572,152
Total investments	727,491,365
Investment, Identifier [Axis]: Collective trust funds | BlackRock LifePath Index 2060 Fund F
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	11,332,063
Total investments	329,893,357
Investment, Identifier [Axis]: Collective trust funds | BlackRock LifePath Index 2065 Fund F
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,258,308
Total investments	26,247,174
Investment, Identifier [Axis]: Collective trust funds | BlackRock LifePath Index Retirement Fund F
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	24,678,064
Total investments	740,142,015
Investment, Identifier [Axis]: Collective trust funds | BlackRock MSCI ACWI ESG Focus Index Fund F
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2,759,542
Total investments	66,400,925
Investment, Identifier [Axis]: Collective trust funds | BlackRock Mid Capitalization Equity Index Fund F
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	6,807,258
Total investments	1,190,227,808
Investment, Identifier [Axis]: Collective trust funds | BlackRock Roll Select Commodity Index Fund F
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	5,599,751
Total investments	87,562,746
Investment, Identifier [Axis]: Collective trust funds | BlackRock Russell 1000 Growth Fund F
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	4,793,417
Total investments	452,683,591
Investment, Identifier [Axis]: Collective trust funds | BlackRock Russell 1000 Value Fund F
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2,088,943
Total investments	138,676,749
Investment, Identifier [Axis]: Collective trust funds | BlackRock Russell 2000 Index Fund F
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	7,622,762
Total investments	642,192,543
Investment, Identifier [Axis]: Collective trust funds | BlackRock Russell 3000 Index Fund F
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	13,224,451
Total investments	1,871,320,705
Investment, Identifier [Axis]: Collective trust funds | BlackRock U.S Treasury Inflation Protected Securities Fund F
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	14,101,760
Total investments	368,271,684
Investment, Identifier [Axis]: Collective trust funds | BlackRock U.S. Debt Index Fund F
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	42,416,016
Total investments	1,520,499,649
Investment, Identifier [Axis]: Collective trust funds | FIAM Group Trust for Employee Benefit Plans Core Plus Commingled Pool
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,319,373
Total investments	32,588,506
Investment, Identifier [Axis]: Collective trust funds | Fidelity FIAM Concentrated Emerging Markets
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	600,966
Total investments	44,705,868
Investment, Identifier [Axis]: Collective trust funds | LS CIT Core Plus Fixed Income
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,826,054
Total investments	32,595,068
Investment, Identifier [Axis]: Collective trust funds | Schroder Collective Investment Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	5,859,458
Total investments	136,583,973
Investment, Identifier [Axis]: Mutual funds and other registered investment companies | Blackrock High Yield-K
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	12,801,679
Total investments	92,556,141
Investment, Identifier [Axis]: Mutual funds and other registered investment companies | Blckrck Cash-Trsry-Inst
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	808,441,629
Total investments	808,441,629
Investment, Identifier [Axis]: Mutual funds and other registered investment companies | Blue Owl Capital Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	22,562
Total investments	280,442
Investment, Identifier [Axis]: Mutual funds and other registered investment companies | Dimensional Emrg Mrkts Ii
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	3,279,677
Total investments	72,218,492
Investment, Identifier [Axis]: Mutual funds and other registered investment companies | Fidelity Adv Foc Emr Mrk-Z
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	702,925
Total investments	29,804,002
Investment, Identifier [Axis]: Mutual funds and other registered investment companies | Golub Capital Bdc Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	18,432
Total investments	250,128
Investment, Identifier [Axis]: Mutual funds and other registered investment companies | Pgim High Yield-R6
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	9,512,918
Total investments	46,137,651
Investment, Identifier [Axis]: Mutual funds and other registered investment companies | Pimco Income Fund-Ins
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,485,901
Total investments	16,330,055
Investment, Identifier [Axis]: Mutual funds and other registered investment companies | T Rowe Pr Inst Hi Yld-Inst
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	11,659,637
Total investments	92,927,308
Investment, Identifier [Axis]: Non-U.S. equities | 3I Group Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	108,287
Total investments	4,752,619
Investment, Identifier [Axis]: Non-U.S. equities | 77 Bank Ltd/The
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	3,496
Total investments	168,172
Investment, Identifier [Axis]: Non-U.S. equities | A&D Holon Holdings Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,798
Total investments	23,408
Investment, Identifier [Axis]: Non-U.S. equities | A2 Milk Co Ltd/The
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	50,458
Total investments	309,899
Investment, Identifier [Axis]: Non-U.S. equities | A2A Spa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	154,445
Total investments	419,006
Investment, Identifier [Axis]: Non-U.S. equities | Aalberts Nv
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	4,811
Total investments	158,544
Investment, Identifier [Axis]: Non-U.S. equities | Ab Dynamics Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,295
Total investments	22,476
Investment, Identifier [Axis]: Non-U.S. equities | Abb Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	16,076
Total investments	1,201,670
Investment, Identifier [Axis]: Non-U.S. equities | Abc-Mart Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	16,379
Total investments	277,595
Investment, Identifier [Axis]: Non-U.S. equities | Abhotel Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,398
Total investments	13,871
Investment, Identifier [Axis]: Non-U.S. equities | Abivax Sa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	4,793
Total investments	646,407
Investment, Identifier [Axis]: Non-U.S. equities | Abu Dhabi Islamic Bank Pjsc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	57,380
Total investments	324,326
Investment, Identifier [Axis]: Non-U.S. equities | Ac Immune Sa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2,578
Total investments	8,094
Investment, Identifier [Axis]: Non-U.S. equities | Academedia Ab
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	55,822
Total investments	598,868
Investment, Identifier [Axis]: Non-U.S. equities | Accelleron Industries Ag
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	4,846
Total investments	376,477
Investment, Identifier [Axis]: Non-U.S. equities | Accton Technology Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	10,963
Total investments	413,447
Investment, Identifier [Axis]: Non-U.S. equities | Achilles Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,598
Total investments	14,742
Investment, Identifier [Axis]: Non-U.S. equities | Ad-Sol Nissin Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	4,594
Total investments	47,658
Investment, Identifier [Axis]: Non-U.S. equities | Adesso Se
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	860
Total investments	89,580
Investment, Identifier [Axis]: Non-U.S. equities | Advanced Media Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2,297
Total investments	15,783
Investment, Identifier [Axis]: Non-U.S. equities | Adways Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	7,990
Total investments	13,457
Investment, Identifier [Axis]: Non-U.S. equities | Adyen Nv
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,834
Total investments	2,961,603
Investment, Identifier [Axis]: Non-U.S. equities | Aedas Homes Sa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	5,362
Total investments	150,514
Investment, Identifier [Axis]: Non-U.S. equities | Aeon Financial Service Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	20,474
Total investments	226,627
Investment, Identifier [Axis]: Non-U.S. equities | Aeris Resources Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	200,917
Total investments	80,389
Investment, Identifier [Axis]: Non-U.S. equities | Afentra Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	70,108
Total investments	39,040
Investment, Identifier [Axis]: Non-U.S. equities | Agfa-Gevaert Nv
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	25,801
Total investments	15,272
Investment, Identifier [Axis]: Non-U.S. equities | Ags Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,198
Total investments	10,078
Investment, Identifier [Axis]: Non-U.S. equities | Aia Group Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	462,875
Total investments	4,751,555
Investment, Identifier [Axis]: Non-U.S. equities | Aib Group Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	195,169
Total investments	2,108,790
Investment, Identifier [Axis]: Non-U.S. equities | Aichi Financial Group Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	3,895
Total investments	114,309
Investment, Identifier [Axis]: Non-U.S. equities | Aiful Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	153,806
Total investments	548,517
Investment, Identifier [Axis]: Non-U.S. equities | Air France-Klm
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	7,310
Total investments	99,285
Investment, Identifier [Axis]: Non-U.S. equities | Air Liquide Sa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	17,694
Total investments	3,330,264
Investment, Identifier [Axis]: Non-U.S. equities | Airtac International Group
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	5,992
Total investments	177,367
Investment, Identifier [Axis]: Non-U.S. equities | Airtel Africa Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	29,767
Total investments	142,217
Investment, Identifier [Axis]: Non-U.S. equities | Airtrip Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	7,291
Total investments	35,304
Investment, Identifier [Axis]: Non-U.S. equities | Aj Bell Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	61,630
Total investments	365,735
Investment, Identifier [Axis]: Non-U.S. equities | Aker Solutions Asa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	148,805
Total investments	456,143
Investment, Identifier [Axis]: Non-U.S. equities | Akwel Sadir
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,060
Total investments	10,205
Investment, Identifier [Axis]: Non-U.S. equities | Al Sydbank
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	443
Total investments	39,745
Investment, Identifier [Axis]: Non-U.S. equities | Alamos Gold Inc New
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,205
Total investments	46,604
Investment, Identifier [Axis]: Non-U.S. equities | Alandsbanken Abp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	333
Total investments	17,616
Investment, Identifier [Axis]: Non-U.S. equities | Aldar Properties Pjsc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	150,133
Total investments	355,620
Investment, Identifier [Axis]: Non-U.S. equities | Alfa Financial Software Holdin
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	92,408
Total investments	263,503
Investment, Identifier [Axis]: Non-U.S. equities | Algonquin Power & Utilities Co
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	150,791
Total investments	927,363
Investment, Identifier [Axis]: Non-U.S. equities | Alibaba Group Holding Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	249,856
Total investments	4,583,979
Investment, Identifier [Axis]: Non-U.S. equities | Alimak Group Ab
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,800
Total investments	28,346
Investment, Identifier [Axis]: Non-U.S. equities | Alk-Abello A/S
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	3,115
Total investments	111,973
Investment, Identifier [Axis]: Non-U.S. equities | Alkane Resources Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	296,805
Total investments	266,208
Investment, Identifier [Axis]: Non-U.S. equities | Alkermes Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	6,157
Total investments	172,286
Investment, Identifier [Axis]: Non-U.S. equities | Allianz Se
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	3,386
Total investments	1,552,826
Investment, Identifier [Axis]: Non-U.S. equities | Alligo Ab
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	38
Total investments	528
Investment, Identifier [Axis]: Non-U.S. equities | Allreal Holding Ag
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	518
Total investments	133,471
Investment, Identifier [Axis]: Non-U.S. equities | Allwyn Ag
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	8,350
Total investments	187,297
Investment, Identifier [Axis]: Non-U.S. equities | Alphamin Resources Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	185,036
Total investments	160,637
Investment, Identifier [Axis]: Non-U.S. equities | Alphapolis Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,298
Total investments	13,576
Investment, Identifier [Axis]: Non-U.S. equities | Alps Alpine Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	4,794
Total investments	60,970
Investment, Identifier [Axis]: Non-U.S. equities | Als Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	28,989
Total investments	426,068
Investment, Identifier [Axis]: Non-U.S. equities | Alsok Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	6,192
Total investments	48,650
Investment, Identifier [Axis]: Non-U.S. equities | Alvotech Sa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	11,360
Total investments	58,234
Investment, Identifier [Axis]: Non-U.S. equities | Alzchem Group Ag
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	498
Total investments	90,723
Investment, Identifier [Axis]: Non-U.S. equities | Amadeus It Group Sa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	37,937
Total investments	2,799,845
Investment, Identifier [Axis]: Non-U.S. equities | Amano Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	6,791
Total investments	182,497
Investment, Identifier [Axis]: Non-U.S. equities | Amaze Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,099
Total investments	9,161
Investment, Identifier [Axis]: Non-U.S. equities | Ambea Ab
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	61,770
Total investments	946,771
Investment, Identifier [Axis]: Non-U.S. equities | Amcor Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	114,202
Total investments	955,751
Investment, Identifier [Axis]: Non-U.S. equities | Amplifon Spa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	26,455
Total investments	427,207
Investment, Identifier [Axis]: Non-U.S. equities | Ampol Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	10,744
Total investments	228,776
Investment, Identifier [Axis]: Non-U.S. equities | Ams-Osram Ag
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	9,397
Total investments	93,111
Investment, Identifier [Axis]: Non-U.S. equities | Analyst Ims Investment Managem
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2,767
Total investments	156,940
Investment, Identifier [Axis]: Non-U.S. equities | And St Hd Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2,996
Total investments	54,956
Investment, Identifier [Axis]: Non-U.S. equities | Anest Iwata Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2,996
Total investments	31,234
Investment, Identifier [Axis]: Non-U.S. equities | Anglo American Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	34,162
Total investments	1,417,564
Investment, Identifier [Axis]: Non-U.S. equities | Anritsu Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	18,776
Total investments	268,866
Investment, Identifier [Axis]: Non-U.S. equities | Antofagasta Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	8,740
Total investments	385,479
Investment, Identifier [Axis]: Non-U.S. equities | Aon Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	11,618
Total investments	4,099,664
Investment, Identifier [Axis]: Non-U.S. equities | Apollo Hospitals Enterprise Lt
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2,285
Total investments	179,057
Investment, Identifier [Axis]: Non-U.S. equities | Arad Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,627
Total investments	26,208
Investment, Identifier [Axis]: Non-U.S. equities | Arakawa Chemical Industries Lt
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,698
Total investments	13,215
Investment, Identifier [Axis]: Non-U.S. equities | Arca Continental Sab De Cv
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	103,858
Total investments	1,123,522
Investment, Identifier [Axis]: Non-U.S. equities | Arch Capital Group Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	32,249
Total investments	3,093,302
Investment, Identifier [Axis]: Non-U.S. equities | Archosaur Games Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	493,377
Total investments	102,054
Investment, Identifier [Axis]: Non-U.S. equities | Argo Graphics Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	7,191
Total investments	74,366
Investment, Identifier [Axis]: Non-U.S. equities | Aris Mining Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	14,182
Total investments	230,307
Investment, Identifier [Axis]: Non-U.S. equities | Aritzia Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	3,237
Total investments	277,112
Investment, Identifier [Axis]: Non-U.S. equities | Arjo Ab
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2,948
Total investments	10,240
Investment, Identifier [Axis]: Non-U.S. equities | Arla Plast Ab
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2,556
Total investments	13,584
Investment, Identifier [Axis]: Non-U.S. equities | Aroa Biosurgery Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	62,551
Total investments	30,867
Investment, Identifier [Axis]: Non-U.S. equities | Aroundtown Sa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	25,642
Total investments	79,744
Investment, Identifier [Axis]: Non-U.S. equities | Ascendis Pharma A/S
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	470
Total investments	100,297
Investment, Identifier [Axis]: Non-U.S. equities | Aselsan Elektronik Sanayi Ve T
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	75,571
Total investments	407,547
Investment, Identifier [Axis]: Non-U.S. equities | Asia Commercial Bank Jsc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	348,135
Total investments	317,691
Investment, Identifier [Axis]: Non-U.S. equities | Asia Vital Components Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	9,966
Total investments	478,945
Investment, Identifier [Axis]: Non-U.S. equities | Asker Healthcare Group Ab
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	33,228
Total investments	304,209
Investment, Identifier [Axis]: Non-U.S. equities | Asm International Nv
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	3,709
Total investments	2,254,552
Investment, Identifier [Axis]: Non-U.S. equities | Asml Holding Nv
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	4,655
Total investments	4,979,842
Investment, Identifier [Axis]: Non-U.S. equities | Aspeed Technology Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2,990
Total investments	690,822
Investment, Identifier [Axis]: Non-U.S. equities | Assured Guaranty Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	8,971
Total investments	806,183
Investment, Identifier [Axis]: Non-U.S. equities | Astral Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	23,752
Total investments	366,932
Investment, Identifier [Axis]: Non-U.S. equities | Astrazeneca Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	16,710
Total investments	3,099,403
Investment, Identifier [Axis]: Non-U.S. equities | Atkinsrealis Group Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	6,308
Total investments	407,727
Investment, Identifier [Axis]: Non-U.S. equities | Atrenew Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	30,994
Total investments	164,267
Investment, Identifier [Axis]: Non-U.S. equities | Atria Oyj
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,826
Total investments	32,806
Investment, Identifier [Axis]: Non-U.S. equities | Ats Corporation
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	6,119
Total investments	168,790
Investment, Identifier [Axis]: Non-U.S. equities | Attendo Ab
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	18,924
Total investments	168,122
Investment, Identifier [Axis]: Non-U.S. equities | Aucnet Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	6,192
Total investments	81,814
Investment, Identifier [Axis]: Non-U.S. equities | Auction Technology Group Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	73,528
Total investments	275,928
Investment, Identifier [Axis]: Non-U.S. equities | Audiocodes Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2,521
Total investments	22,007
Investment, Identifier [Axis]: Non-U.S. equities | Aurelia Metals Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	430,549
Total investments	71,778
Investment, Identifier [Axis]: Non-U.S. equities | Aurubis Ag
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	529
Total investments	77,212
Investment, Identifier [Axis]: Non-U.S. equities | Avant Group Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	8,389
Total investments	93,665
Investment, Identifier [Axis]: Non-U.S. equities | Avanza Bank Holding Ab
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,975
Total investments	75,628
Investment, Identifier [Axis]: Non-U.S. equities | Awa Bank Ltd/The
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	6,891
Total investments	192,786
Investment, Identifier [Axis]: Non-U.S. equities | Axalta Coating Systems Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	4,172
Total investments	134,804
Investment, Identifier [Axis]: Non-U.S. equities | Axial Retailing Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2,397
Total investments	17,632
Investment, Identifier [Axis]: Non-U.S. equities | Axis Capital Holdings Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	5,856
Total investments	627,105
Investment, Identifier [Axis]: Non-U.S. equities | Axyz Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	499
Total investments	13,205
Investment, Identifier [Axis]: Non-U.S. equities | Azkoyen Sa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,501
Total investments	15,338
Investment, Identifier [Axis]: Non-U.S. equities | Badger Infrastructure
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	10,592
Total investments	565,066
Investment, Identifier [Axis]: Non-U.S. equities | Bae Systems Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	231,418
Total investments	5,335,140
Investment, Identifier [Axis]: Non-U.S. equities | Baioo Family Interactive Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	257,674
Total investments	13,242
Investment, Identifier [Axis]: Non-U.S. equities | Bajaj Finance Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	80,854
Total investments	887,712
Investment, Identifier [Axis]: Non-U.S. equities | Balfour Beatty Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	7,550
Total investments	72,207
Investment, Identifier [Axis]: Non-U.S. equities | Banca Ifis Spa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,520
Total investments	45,310
Investment, Identifier [Axis]: Non-U.S. equities | Banco Btg Pactual Sa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	90,192
Total investments	865,426
Investment, Identifier [Axis]: Non-U.S. equities | Banco Santander Chile
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	3,175,884
Total investments	250,457
Investment, Identifier [Axis]: Non-U.S. equities | Banco Santander Sa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	173,751
Total investments	2,054,899
Investment, Identifier [Axis]: Non-U.S. equities | Bandai Namco Holdings Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	25,117
Total investments	668,533
Investment, Identifier [Axis]: Non-U.S. equities | Bang & Olufsen A/S
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	3,069
Total investments	6,563
Investment, Identifier [Axis]: Non-U.S. equities | Bank Central Asia Tbk Pt
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,113,503
Total investments	539,222
Investment, Identifier [Axis]: Non-U.S. equities | Bank Hapoalim Bm
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	77,838
Total investments	1,759,656
Investment, Identifier [Axis]: Non-U.S. equities | Bank Mandiri Persero Tbk Pt
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2,949,570
Total investments	902,117
Investment, Identifier [Axis]: Non-U.S. equities | Bank Of Ireland Group Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	40,647
Total investments	781,710
Investment, Identifier [Axis]: Non-U.S. equities | Bank Of Iwate Ltd/The
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	5,992
Total investments	198,798
Investment, Identifier [Axis]: Non-U.S. equities | Bankinter Sa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	90,611
Total investments	1,506,340
Investment, Identifier [Axis]: Non-U.S. equities | Basler Ag
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,396
Total investments	25,089
Investment, Identifier [Axis]: Non-U.S. equities | Bastide Le Confort Medical
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	530
Total investments	14,948
Investment, Identifier [Axis]: Non-U.S. equities | Bavarian Nordic A/S
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	308
Total investments	9,231
Investment, Identifier [Axis]: Non-U.S. equities | Bawag Group Ag
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	21,215
Total investments	3,214,187
Investment, Identifier [Axis]: Non-U.S. equities | Bdo Unibank Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	136,144
Total investments	311,477
Investment, Identifier [Axis]: Non-U.S. equities | Beach Energy Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	32,259
Total investments	25,277
Investment, Identifier [Axis]: Non-U.S. equities | Bechtle Ag
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	4,925
Total investments	252,641
Investment, Identifier [Axis]: Non-U.S. equities | Beiersdorf Ag
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	26,983
Total investments	2,968,749
Investment, Identifier [Axis]: Non-U.S. equities | Beijer Ref Ab
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	14,139
Total investments	228,679
Investment, Identifier [Axis]: Non-U.S. equities | Beijing Huafeng Test & Control
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	6,579
Total investments	179,055
Investment, Identifier [Axis]: Non-U.S. equities | Bell-Park Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,898
Total investments	32,130
Investment, Identifier [Axis]: Non-U.S. equities | Bendigo & Adelaide Bank Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	41,335
Total investments	289,974
Investment, Identifier [Axis]: Non-U.S. equities | Beneteau Saca
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	23,357
Total investments	227,824
Investment, Identifier [Axis]: Non-U.S. equities | Best Pacific International Hol
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	187,763
Total investments	78,642
Investment, Identifier [Axis]: Non-U.S. equities | Bezeq The Israeli Telecommunic
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	64,814
Total investments	144,368
Investment, Identifier [Axis]: Non-U.S. equities | Bharat Electronics Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	107,461
Total investments	477,765
Investment, Identifier [Axis]: Non-U.S. equities | Bharti Airtel Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	104,101
Total investments	2,438,761
Investment, Identifier [Axis]: Non-U.S. equities | Bicycle Therapeutics Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	26,463
Total investments	187,360
Investment, Identifier [Axis]: Non-U.S. equities | Big Yellow Group Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	30,241
Total investments	425,464
Investment, Identifier [Axis]: Non-U.S. equities | Biohaven Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	3,710
Total investments	41,884
Investment, Identifier [Axis]: Non-U.S. equities | Biprogy Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	10,686
Total investments	369,113
Investment, Identifier [Axis]: Non-U.S. equities | Birkenstock Holding Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	3,320
Total investments	135,804
Investment, Identifier [Axis]: Non-U.S. equities | Bizlink Holding Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	11,040
Total investments	534,068
Investment, Identifier [Axis]: Non-U.S. equities | Blue Star Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	11,495
Total investments	221,355
Investment, Identifier [Axis]: Non-U.S. equities | Bnp Paribas Sa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	27,920
Total investments	2,649,159
Investment, Identifier [Axis]: Non-U.S. equities | Bonduelle Sca
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	4,723
Total investments	58,243
Investment, Identifier [Axis]: Non-U.S. equities | Bosideng International Holding
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	287,637
Total investments	164,818
Investment, Identifier [Axis]: Non-U.S. equities | Bossard Holding Ag
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	793
Total investments	156,748
Investment, Identifier [Axis]: Non-U.S. equities | Boyd Group Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	3,096
Total investments	493,146
Investment, Identifier [Axis]: Non-U.S. equities | Bravida Holding Ab
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	12,259
Total investments	119,343
Investment, Identifier [Axis]: Non-U.S. equities | Bravura Solutions Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	190,480
Total investments	326,446
Investment, Identifier [Axis]: Non-U.S. equities | Bridgepoint Group Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	74,400
Total investments	284,003
Investment, Identifier [Axis]: Non-U.S. equities | British American Tobacco Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	40,971
Total investments	2,322,255
Investment, Identifier [Axis]: Non-U.S. equities | Brother Industries Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	13,483
Total investments	268,550
Investment, Identifier [Axis]: Non-U.S. equities | Bucher Industries Ag
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	472
Total investments	219,729
Investment, Identifier [Axis]: Non-U.S. equities | Bukit Sembawang Estates Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2,697
Total investments	10,023
Investment, Identifier [Axis]: Non-U.S. equities | Bunka Shutter Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	10,786
Total investments	140,864
Investment, Identifier [Axis]: Non-U.S. equities | Bureau Veritas Sa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	66,543
Total investments	2,124,149
Investment, Identifier [Axis]: Non-U.S. equities | Burelle Sa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	32
Total investments	15,615
Investment, Identifier [Axis]: Non-U.S. equities | Business Brain Showa-Ota Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	599
Total investments	13,610
Investment, Identifier [Axis]: Non-U.S. equities | Business Engineering Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	3,995
Total investments	43,455
Investment, Identifier [Axis]: Non-U.S. equities | C&D International Investment G
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	63,919
Total investments	128,520
Investment, Identifier [Axis]: Non-U.S. equities | Cairn Homes Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	12,534
Total investments	30,619
Investment, Identifier [Axis]: Non-U.S. equities | Caisse Regionale De Credit Agr
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	121
Total investments	18,025
Investment, Identifier [Axis]: Non-U.S. equities | Caltagirone Spa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2,685
Total investments	29,322
Investment, Identifier [Axis]: Non-U.S. equities | Camurus Ab
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	4,108
Total investments	274,484
Investment, Identifier [Axis]: Non-U.S. equities | Canadian National Railway Co
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	11,994
Total investments	1,185,655
Investment, Identifier [Axis]: Non-U.S. equities | Canadian Natural Resources Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	56,833
Total investments	1,927,526
Investment, Identifier [Axis]: Non-U.S. equities | Canadian Pacific Kansas City L
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	41,090
Total investments	3,025,431
Investment, Identifier [Axis]: Non-U.S. equities | Canon Marketing Japan Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2,197
Total investments	96,457
Investment, Identifier [Axis]: Non-U.S. equities | Canox Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	999
Total investments	12,845
Investment, Identifier [Axis]: Non-U.S. equities | Capgemini Se
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	20,980
Total investments	3,505,016
Investment, Identifier [Axis]: Non-U.S. equities | Capital Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	9,702
Total investments	14,876
Investment, Identifier [Axis]: Non-U.S. equities | Capitec Bank Holdings Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	4,206
Total investments	1,054,790
Investment, Identifier [Axis]: Non-U.S. equities | Capral Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2,451
Total investments	19,613
Investment, Identifier [Axis]: Non-U.S. equities | Capricorn Metals Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	20,836
Total investments	199,800
Investment, Identifier [Axis]: Non-U.S. equities | Capstone Copper Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	30,685
Total investments	308,475
Investment, Identifier [Axis]: Non-U.S. equities | Carel Industries Spa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	14,717
Total investments	424,343
Investment, Identifier [Axis]: Non-U.S. equities | Carlsberg As
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	12,431
Total investments	1,632,558
Investment, Identifier [Axis]: Non-U.S. equities | Carmila Sa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	10,113
Total investments	201,917
Investment, Identifier [Axis]: Non-U.S. equities | Carnival Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	6,328
Total investments	191,928
Investment, Identifier [Axis]: Non-U.S. equities | Carpenter Tan Holdings Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	51,435
Total investments	52,337
Investment, Identifier [Axis]: Non-U.S. equities | Cegedim Sa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2,080
Total investments	33,107
Investment, Identifier [Axis]: Non-U.S. equities | Cellavision Ab
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,406
Total investments	23,979
Investment, Identifier [Axis]: Non-U.S. equities | Cellebrite Di Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	4,396
Total investments	79,268
Investment, Identifier [Axis]: Non-U.S. equities | Centessa Pharmaceuticals Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2,297
Total investments	57,443
Investment, Identifier [Axis]: Non-U.S. equities | Central Automotive Products Lt
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	3,196
Total investments	38,414
Investment, Identifier [Axis]: Non-U.S. equities | Central Depository Services In
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	9,936
Total investments	159,589
Investment, Identifier [Axis]: Non-U.S. equities | Central Glass Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	9,987
Total investments	222,055
Investment, Identifier [Axis]: Non-U.S. equities | Central Security Patrols Co Lt
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2,397
Total investments	46,565
Investment, Identifier [Axis]: Non-U.S. equities | Centurion Corp Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	13,583
Total investments	14,153
Investment, Identifier [Axis]: Non-U.S. equities | Check Point Software Technolog
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	10,256
Total investments	1,903,143
Investment, Identifier [Axis]: Non-U.S. equities | China Jushi Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	122,745
Total investments	300,357
Investment, Identifier [Axis]: Non-U.S. equities | China Leon Inspection Holding
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	373,528
Total investments	105,097
Investment, Identifier [Axis]: Non-U.S. equities | China Merchants Commercial Rea
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	192,756
Total investments	30,708
Investment, Identifier [Axis]: Non-U.S. equities | China Resources Mixc Lifestyle
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	64,918
Total investments	358,139
Investment, Identifier [Axis]: Non-U.S. equities | China Xinhua Education Group L
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	561,291
Total investments	40,383
Investment, Identifier [Axis]: Non-U.S. equities | China Yuchai International Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	536
Total investments	19,039
Investment, Identifier [Axis]: Non-U.S. equities | Chroma Ate Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	11,959
Total investments	294,979
Investment, Identifier [Axis]: Non-U.S. equities | Chuo Gyorui Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	499
Total investments	11,597
Investment, Identifier [Axis]: Non-U.S. equities | Cia De Saneamento Basico Do Es
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	9,851
Total investments	239,797
Investment, Identifier [Axis]: Non-U.S. equities | Cicor Technologies Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,026
Total investments	164,423
Investment, Identifier [Axis]: Non-U.S. equities | Cie Automotive Sa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2,484
Total investments	86,786
Investment, Identifier [Axis]: Non-U.S. equities | Cie De Saint-Gobain Sa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	26,986
Total investments	2,756,095
Investment, Identifier [Axis]: Non-U.S. equities | Cie Financiere Richemont Sa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	18,992
Total investments	4,124,517
Investment, Identifier [Axis]: Non-U.S. equities | Cie Generale Des Etablissement
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	24,064
Total investments	800,087
Investment, Identifier [Axis]: Non-U.S. equities | Citizen Watch Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	6,492
Total investments	52,847
Investment, Identifier [Axis]: Non-U.S. equities | Ckd Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	12,984
Total investments	253,468
Investment, Identifier [Axis]: Non-U.S. equities | Clas Ohlson Ab
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	9,089
Total investments	299,112
Investment, Identifier [Axis]: Non-U.S. equities | Cmoc Group Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	104,643
Total investments	258,667
Investment, Identifier [Axis]: Non-U.S. equities | Cnooc Energy Technology & Serv
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	170,485
Total investments	93,682
Investment, Identifier [Axis]: Non-U.S. equities | Cochlear Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,195
Total investments	207,801
Investment, Identifier [Axis]: Non-U.S. equities | Codan Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,189
Total investments	22,532
Investment, Identifier [Axis]: Non-U.S. equities | Cognyte Software Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	35,293
Total investments	331,758
Investment, Identifier [Axis]: Non-U.S. equities | Cogstate Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	15,852
Total investments	23,890
Investment, Identifier [Axis]: Non-U.S. equities | Colonial Sfl Socimi Sa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	18,717
Total investments	120,135
Investment, Identifier [Axis]: Non-U.S. equities | Colopl Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	8,290
Total investments	22,688
Investment, Identifier [Axis]: Non-U.S. equities | Columbus A/S
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	6,401
Total investments	9,602
Investment, Identifier [Axis]: Non-U.S. equities | Compass Group Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	139,838
Total investments	4,446,438
Investment, Identifier [Axis]: Non-U.S. equities | Construcciones Y Auxiliar De F
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	261
Total investments	18,032
Investment, Identifier [Axis]: Non-U.S. equities | Contemporary Amperex Technolog
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	45,348
Total investments	2,383,274
Investment, Identifier [Axis]: Non-U.S. equities | Core Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2,996
Total investments	39,568
Investment, Identifier [Axis]: Non-U.S. equities | Cosmo Energy Holdings Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	4,195
Total investments	111,728
Investment, Identifier [Axis]: Non-U.S. equities | Costain Group Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	236,229
Total investments	507,114
Investment, Identifier [Axis]: Non-U.S. equities | Cover Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	28,464
Total investments	274,026
Investment, Identifier [Axis]: Non-U.S. equities | Craftsman Automation Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	737
Total investments	63,059
Investment, Identifier [Axis]: Non-U.S. equities | Credicorp Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,912
Total investments	548,881
Investment, Identifier [Axis]: Non-U.S. equities | Creditaccess Grameen Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	15,281
Total investments	216,529
Investment, Identifier [Axis]: Non-U.S. equities | Credito Emiliano Spa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	4,981
Total investments	89,382
Investment, Identifier [Axis]: Non-U.S. equities | Credo Technology Group Holding
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	15,752
Total investments	2,266,575
Investment, Identifier [Axis]: Non-U.S. equities | Croda International Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	50,766
Total investments	1,840,210
Investment, Identifier [Axis]: Non-U.S. equities | Cross Marketing Group Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2,597
Total investments	10,387
Investment, Identifier [Axis]: Non-U.S. equities | Cts Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	11,585
Total investments	77,460
Investment, Identifier [Axis]: Non-U.S. equities | Cummins India Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	4,361
Total investments	215,166
Investment, Identifier [Axis]: Non-U.S. equities | Curves Holdings Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	11,485
Total investments	58,693
Investment, Identifier [Axis]: Non-U.S. equities | Cury Construtora E Incorporado
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	25,214
Total investments	148,300
Investment, Identifier [Axis]: Non-U.S. equities | Custodian Property Income Reit
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	25,437
Total investments	29,595
Investment, Identifier [Axis]: Non-U.S. equities | Cyberagent Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	45,043
Total investments	384,495
Investment, Identifier [Axis]: Non-U.S. equities | Cyberark Software Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	106
Total investments	47,217
Investment, Identifier [Axis]: Non-U.S. equities | Dah Sing Banking Group Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	67,914
Total investments	93,100
Investment, Identifier [Axis]: Non-U.S. equities | Dah Sing Financial Holdings Lt
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	4,394
Total investments	19,964
Investment, Identifier [Axis]: Non-U.S. equities | Dai-Ichi Cutter Kogyo Kk
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	3,995
Total investments	35,733
Investment, Identifier [Axis]: Non-U.S. equities | Daicel Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	30,961
Total investments	276,336
Investment, Identifier [Axis]: Non-U.S. equities | Daiei Kankyo Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	9,089
Total investments	225,263
Investment, Identifier [Axis]: Non-U.S. equities | Daikin Industries Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	11,263
Total investments	1,442,847
Investment, Identifier [Axis]: Non-U.S. equities | Dainichi Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	3,895
Total investments	23,756
Investment, Identifier [Axis]: Non-U.S. equities | Daitron Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2,397
Total investments	37,114
Investment, Identifier [Axis]: Non-U.S. equities | Daiwa House Reit Investment Co
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	64
Total investments	58,396
Investment, Identifier [Axis]: Non-U.S. equities | Daiwa Industries Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2,497
Total investments	25,328
Investment, Identifier [Axis]: Non-U.S. equities | Daiwabo Holdings Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	11,885
Total investments	233,613
Investment, Identifier [Axis]: Non-U.S. equities | Danieli & C Officine Meccanich
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	3,765
Total investments	223,758
Investment, Identifier [Axis]: Non-U.S. equities | Dassault Systemes Se
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	19,908
Total investments	557,414
Investment, Identifier [Axis]: Non-U.S. equities | Db Insurance Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2,414
Total investments	219,686
Investment, Identifier [Axis]: Non-U.S. equities | Dbs Group Holdings Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	36,460
Total investments	1,597,885
Investment, Identifier [Axis]: Non-U.S. equities | De' Longhi Spa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	6,303
Total investments	270,195
Investment, Identifier [Axis]: Non-U.S. equities | Definity Financial Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	6,587
Total investments	364,856
Investment, Identifier [Axis]: Non-U.S. equities | Delek Group Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	340
Total investments	90,659
Investment, Identifier [Axis]: Non-U.S. equities | Delta Electronics Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	33,884
Total investments	1,038,517
Investment, Identifier [Axis]: Non-U.S. equities | Denso Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	101,167
Total investments	1,392,822
Investment, Identifier [Axis]: Non-U.S. equities | Descartes Sys Group Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	5,611
Total investments	492,876
Investment, Identifier [Axis]: Non-U.S. equities | Descartes Systems Group Inc/Th
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2,845
Total investments	249,397
Investment, Identifier [Axis]: Non-U.S. equities | Deutsche Boerse Ag
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	17,182
Total investments	4,514,237
Investment, Identifier [Axis]: Non-U.S. equities | Deutz Ag
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	15,129
Total investments	151,029
Investment, Identifier [Axis]: Non-U.S. equities | Dfs Furniture Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	12,978
Total investments	30,373
Investment, Identifier [Axis]: Non-U.S. equities | Dgl Group Ltd/Au
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	45,285
Total investments	7,550
Investment, Identifier [Axis]: Non-U.S. equities | Diploma Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2,894
Total investments	206,136
Investment, Identifier [Axis]: Non-U.S. equities | Direcional Engenharia Sa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	53,019
Total investments	136,618
Investment, Identifier [Axis]: Non-U.S. equities | Dixon Technologies India Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,670
Total investments	224,846
Investment, Identifier [Axis]: Non-U.S. equities | Dksh Holding Ag
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	5,360
Total investments	388,358
Investment, Identifier [Axis]: Non-U.S. equities | Dongguan Yiheda Automation Co
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	28,364
Total investments	107,642
Investment, Identifier [Axis]: Non-U.S. equities | Dorel Industries Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,806
Total investments	1,963
Investment, Identifier [Axis]: Non-U.S. equities | Dormakaba Holding Ag
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	260
Total investments	21,108
Investment, Identifier [Axis]: Non-U.S. equities | Double Standard Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2,497
Total investments	27,637
Investment, Identifier [Axis]: Non-U.S. equities | Doutor Nichires Holdings Co Lt
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2,597
Total investments	43,040
Investment, Identifier [Axis]: Non-U.S. equities | Dpm Metals Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	25,264
Total investments	781,458
Investment, Identifier [Axis]: Non-U.S. equities | Dunelm Group Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	4,547
Total investments	69,114
Investment, Identifier [Axis]: Non-U.S. equities | Dynacor Group Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	10,786
Total investments	46,191
Investment, Identifier [Axis]: Non-U.S. equities | Dynapac Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,099
Total investments	16,191
Investment, Identifier [Axis]: Non-U.S. equities | E Ink Holdings Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	51,934
Total investments	327,271
Investment, Identifier [Axis]: Non-U.S. equities | E-Star Commercial Management C
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	186,764
Total investments	32,873
Investment, Identifier [Axis]: Non-U.S. equities | Ebara Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	41,862
Total investments	983,891
Investment, Identifier [Axis]: Non-U.S. equities | Ebara Foods Industry Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	599
Total investments	9,600
Investment, Identifier [Axis]: Non-U.S. equities | Edenred Se
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	29,742
Total investments	660,536
Investment, Identifier [Axis]: Non-U.S. equities | Edianyun Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	52,933
Total investments	14,665
Investment, Identifier [Axis]: Non-U.S. equities | Ehime Bank Ltd/The
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2,597
Total investments	24,684
Investment, Identifier [Axis]: Non-U.S. equities | Eicher Motors Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	4,291
Total investments	349,141
Investment, Identifier [Axis]: Non-U.S. equities | Eiken Chemical Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	903
Total investments	13,864
Investment, Identifier [Axis]: Non-U.S. equities | Einhell Germany Ag
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	333
Total investments	32,888
Investment, Identifier [Axis]: Non-U.S. equities | El Al Israel Airlines
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	36,613
Total investments	187,940
Investment, Identifier [Axis]: Non-U.S. equities | Elecnor Sa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2,123
Total investments	60,972
Investment, Identifier [Axis]: Non-U.S. equities | Elecom Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	5,992
Total investments	65,833
Investment, Identifier [Axis]: Non-U.S. equities | Electric Connector Technology
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	24,769
Total investments	172,541
Investment, Identifier [Axis]: Non-U.S. equities | Electricite De Strasbourg Sa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	98
Total investments	21,266
Investment, Identifier [Axis]: Non-U.S. equities | Elite Material Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	19,949
Total investments	1,044,423
Investment, Identifier [Axis]: Non-U.S. equities | Elmera Group Asa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	5,438
Total investments	20,703
Investment, Identifier [Axis]: Non-U.S. equities | Elmos Semiconductor Se
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	360
Total investments	40,960
Investment, Identifier [Axis]: Non-U.S. equities | Emaar Properties Pjsc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	93,845
Total investments	358,987
Investment, Identifier [Axis]: Non-U.S. equities | Emak Spa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	63,378
Total investments	68,703
Investment, Identifier [Axis]: Non-U.S. equities | Embraer Sa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	17,939
Total investments	290,046
Investment, Identifier [Axis]: Non-U.S. equities | Emerald Resources Nl
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	88,171
Total investments	371,594
Investment, Identifier [Axis]: Non-U.S. equities | Emirates Nbd Bank Pjsc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	44,636
Total investments	338,454
Investment, Identifier [Axis]: Non-U.S. equities | Enav Spa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	34,909
Total investments	193,268
Investment, Identifier [Axis]: Non-U.S. equities | Endava Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,564
Total investments	9,885
Investment, Identifier [Axis]: Non-U.S. equities | Enea Ab
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	16,157
Total investments	123,206
Investment, Identifier [Axis]: Non-U.S. equities | Energy Fuels Inc/Canada
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	909
Total investments	13,213
Investment, Identifier [Axis]: Non-U.S. equities | Engie Sa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	194,238
Total investments	5,112,236
Investment, Identifier [Axis]: Non-U.S. equities | Eni Spa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	73,543
Total investments	1,394,048
Investment, Identifier [Axis]: Non-U.S. equities | Eoptolink Technology Inc Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	4,385
Total investments	270,376
Investment, Identifier [Axis]: Non-U.S. equities | Equinox Gold Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	8,889
Total investments	125,088
Investment, Identifier [Axis]: Non-U.S. equities | Ermenegildo Zegna Nv
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	31,892
Total investments	326,890
Investment, Identifier [Axis]: Non-U.S. equities | Ero Copper Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	18,357
Total investments	520,003
Investment, Identifier [Axis]: Non-U.S. equities | Essent Group Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	21,237
Total investments	1,380,586
Investment, Identifier [Axis]: Non-U.S. equities | Essilorluxottica Sa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	373
Total investments	118,163
Investment, Identifier [Axis]: Non-U.S. equities | Eternal Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	156,315
Total investments	483,574
Investment, Identifier [Axis]: Non-U.S. equities | Euroapi Sa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	10,119
Total investments	26,978
Investment, Identifier [Axis]: Non-U.S. equities | Eurobank Sa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	215,884
Total investments	868,391
Investment, Identifier [Axis]: Non-U.S. equities | Eurofins Scientific Se
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	6,058
Total investments	443,990
Investment, Identifier [Axis]: Non-U.S. equities | Evertec Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	10,257
Total investments	298,369
Investment, Identifier [Axis]: Non-U.S. equities | Evertz Technologies Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	5,992
Total investments	60,504
Investment, Identifier [Axis]: Non-U.S. equities | Exchange Income Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	8,667
Total investments	518,221
Investment, Identifier [Axis]: Non-U.S. equities | Exosens Sas
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	4,856
Total investments	276,309
Investment, Identifier [Axis]: Non-U.S. equities | Experian Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	87,530
Total investments	3,959,320
Investment, Identifier [Axis]: Non-U.S. equities | Fabasoft Ag
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,107
Total investments	20,664
Investment, Identifier [Axis]: Non-U.S. equities | Fabrinet
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	4,320
Total investments	1,967,019
Investment, Identifier [Axis]: Non-U.S. equities | Falabella Sa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	40,845
Total investments	284,689
Investment, Identifier [Axis]: Non-U.S. equities | Far East Consortium Internatio
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	90,885
Total investments	8,407
Investment, Identifier [Axis]: Non-U.S. equities | Far East Orchard Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	34,456
Total investments	33,224
Investment, Identifier [Axis]: Non-U.S. equities | Fdm Group Holdings Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	3,791
Total investments	6,833
Investment, Identifier [Axis]: Non-U.S. equities | Fenix Resources Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	126,063
Total investments	40,771
Investment, Identifier [Axis]: Non-U.S. equities | Ferrari Nv
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	5,110
Total investments	1,912,721
Investment, Identifier [Axis]: Non-U.S. equities | Fibergate Inc/Japan
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	3,595
Total investments	15,575
Investment, Identifier [Axis]: Non-U.S. equities | Fiducian Group Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	11,128
Total investments	88,900
Investment, Identifier [Axis]: Non-U.S. equities | Fielmann Group Ag
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,981
Total investments	101,297
Investment, Identifier [Axis]: Non-U.S. equities | Finecobank Banca Fineco Spa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	16,298
Total investments	424,945
Investment, Identifier [Axis]: Non-U.S. equities | Firm Capital Ppty Tr
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	4,594
Total investments	20,344
Investment, Identifier [Axis]: Non-U.S. equities | First Bancorp/Puerto Rico
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	13,317
Total investments	276,051
Investment, Identifier [Axis]: Non-U.S. equities | First International Bank Of Is
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	4,770
Total investments	374,911
Investment, Identifier [Axis]: Non-U.S. equities | First Resources Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	80,398
Total investments	130,663
Investment, Identifier [Axis]: Non-U.S. equities | Fisher & Paykel Healthcare Cor
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	11,118
Total investments	241,350
Investment, Identifier [Axis]: Non-U.S. equities | Fiverr International Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	5,338
Total investments	105,484
Investment, Identifier [Axis]: Non-U.S. equities | Flatexdegiro Se
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	16,504
Total investments	712,142
Investment, Identifier [Axis]: Non-U.S. equities | Flsmidth & Co A/S
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	4,917
Total investments	344,042
Investment, Identifier [Axis]: Non-U.S. equities | Flughafen Zurich Ag
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	227
Total investments	72,056
Investment, Identifier [Axis]: Non-U.S. equities | Fluidra Sa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	10,754
Total investments	292,523
Investment, Identifier [Axis]: Non-U.S. equities | Fomento Economico Mexicano Sab
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	134,955
Total investments	1,366,330
Investment, Identifier [Axis]: Non-U.S. equities | Forfarmers Nv
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	6,888
Total investments	35,839
Investment, Identifier [Axis]: Non-U.S. equities | Forterra Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	40,867
Total investments	101,912
Investment, Identifier [Axis]: Non-U.S. equities | Fortuna Mining Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	4,594
Total investments	45,079
Investment, Identifier [Axis]: Non-U.S. equities | Forvia Se
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	16,025
Total investments	256,332
Investment, Identifier [Axis]: Non-U.S. equities | Foxtons Group Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	25,926
Total investments	20,749
Investment, Identifier [Axis]: Non-U.S. equities | Frasers Centrepoint Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	111,559
Total investments	202,125
Investment, Identifier [Axis]: Non-U.S. equities | Frasers Property Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	24,269
Total investments	21,325
Investment, Identifier [Axis]: Non-U.S. equities | Ftai Aviation Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	590
Total investments	116,177
Investment, Identifier [Axis]: Non-U.S. equities | Ftgroup Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	4,794
Total investments	39,301
Investment, Identifier [Axis]: Non-U.S. equities | Fuchs Se
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	10,762
Total investments	379,197
Investment, Identifier [Axis]: Non-U.S. equities | Fuji Corp/Aichi
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	6,092
Total investments	141,517
Investment, Identifier [Axis]: Non-U.S. equities | Fuji Pharma Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	3,296
Total investments	39,698
Investment, Identifier [Axis]: Non-U.S. equities | Fuji Seal International Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,099
Total investments	21,973
Investment, Identifier [Axis]: Non-U.S. equities | Fujifilm Holdings Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	52,926
Total investments	1,129,117
Investment, Identifier [Axis]: Non-U.S. equities | Fujii Sangyo Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	699
Total investments	19,290
Investment, Identifier [Axis]: Non-U.S. equities | Fukuda Denshi Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,298
Total investments	62,621
Investment, Identifier [Axis]: Non-U.S. equities | Fukuoka Financial Group Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	5,593
Total investments	180,799
Investment, Identifier [Axis]: Non-U.S. equities | Fukuyama Transporting Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	999
Total investments	28,163
Investment, Identifier [Axis]: Non-U.S. equities | Fullcast Holdings Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	4,295
Total investments	45,701
Investment, Identifier [Axis]: Non-U.S. equities | Fuller Smith & Turner Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	4,980
Total investments	48,225
Investment, Identifier [Axis]: Non-U.S. equities | Fumakilla Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	3,396
Total investments	25,238
Investment, Identifier [Axis]: Non-U.S. equities | Furuno Electric Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	499
Total investments	25,423
Investment, Identifier [Axis]: Non-U.S. equities | Furyu Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	21,073
Total investments	143,586
Investment, Identifier [Axis]: Non-U.S. equities | Fuso Chemical Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	5,493
Total investments	223,234
Investment, Identifier [Axis]: Non-U.S. equities | Fuso Pharmaceutical Industries
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	899
Total investments	13,276
Investment, Identifier [Axis]: Non-U.S. equities | Future Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	19,975
Total investments	252,703
Investment, Identifier [Axis]: Non-U.S. equities | G Mining Ventures Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	8,489
Total investments	256,954
Investment, Identifier [Axis]: Non-U.S. equities | G5 Entertainment Ab
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	7,741
Total investments	76,918
Investment, Identifier [Axis]: Non-U.S. equities | Galaxy Entertainment Group Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	271,107
Total investments	1,334,723
Investment, Identifier [Axis]: Non-U.S. equities | Galilei Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,099
Total investments	26,634
Investment, Identifier [Axis]: Non-U.S. equities | Galp Energia Sgps Sa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	46,360
Total investments	796,572
Investment, Identifier [Axis]: Non-U.S. equities | Garda Property Group
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	14,006
Total investments	10,975
Investment, Identifier [Axis]: Non-U.S. equities | Ge Vernova T&D India Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	10,597
Total investments	369,325
Investment, Identifier [Axis]: Non-U.S. equities | Gecoss Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	4,069
Total investments	37,666
Investment, Identifier [Axis]: Non-U.S. equities | Generalfinance Spa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,149
Total investments	28,597
Investment, Identifier [Axis]: Non-U.S. equities | Genesis Minerals Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	11,354
Total investments	54,891
Investment, Identifier [Axis]: Non-U.S. equities | Genpact Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	3,868
Total investments	180,928
Investment, Identifier [Axis]: Non-U.S. equities | Genuit Group Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	47,981
Total investments	211,037
Investment, Identifier [Axis]: Non-U.S. equities | Genus Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	12,577
Total investments	438,992
Investment, Identifier [Axis]: Non-U.S. equities | Genusplus Group Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	5,742
Total investments	24,084
Investment, Identifier [Axis]: Non-U.S. equities | Geolive Group Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,099
Total investments	10,219
Investment, Identifier [Axis]: Non-U.S. equities | Georg Fischer Ag
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	3,596
Total investments	243,320
Investment, Identifier [Axis]: Non-U.S. equities | Gildan Activewear Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	17,932
Total investments	1,122,291
Investment, Identifier [Axis]: Non-U.S. equities | Gl Events Saca
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,543
Total investments	54,095
Investment, Identifier [Axis]: Non-U.S. equities | Global Ship Lease Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	3,122
Total investments	109,397
Investment, Identifier [Axis]: Non-U.S. equities | Globant Sa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	13,912
Total investments	909,439
Investment, Identifier [Axis]: Non-U.S. equities | Globeride Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	3,595
Total investments	49,868
Investment, Identifier [Axis]: Non-U.S. equities | Glory Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	7,990
Total investments	201,908
Investment, Identifier [Axis]: Non-U.S. equities | Gmo Globalsign Holdings Kk
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,898
Total investments	28,510
Investment, Identifier [Axis]: Non-U.S. equities | Gold Circuit Electronics Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	15,946
Total investments	348,646
Investment, Identifier [Axis]: Non-U.S. equities | Gpt Group/The
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	120,873
Total investments	436,875
Investment, Identifier [Axis]: Non-U.S. equities | Grab Holdings Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	85,162
Total investments	424,956
Investment, Identifier [Axis]: Non-U.S. equities | Grupo Aeroportuario Del Surest
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	653
Total investments	211,237
Investment, Identifier [Axis]: Non-U.S. equities | Grupo Empresarial San Jose Sa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	4,221
Total investments	37,276
Investment, Identifier [Axis]: Non-U.S. equities | Grupo Financiero Banorte Sab D
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	189,273
Total investments	1,756,348
Investment, Identifier [Axis]: Non-U.S. equities | Gvs Spa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	25,347
Total investments	115,652
Investment, Identifier [Axis]: Non-U.S. equities | H World Group Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	75,604
Total investments	358,425
Investment, Identifier [Axis]: Non-U.S. equities | Hachijuni Nagano Bank Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	4,295
Total investments	46,509
Investment, Identifier [Axis]: Non-U.S. equities | Hakuhodo Dy Holdings Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	54,531
Total investments	405,822
Investment, Identifier [Axis]: Non-U.S. equities | Hallenstein Glasson Holdings L
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	8,021
Total investments	45,386
Investment, Identifier [Axis]: Non-U.S. equities | Hangzhou Tigermed Consulting C
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	22,272
Total investments	121,725
Investment, Identifier [Axis]: Non-U.S. equities | Hansoh Pharmaceutical Group Co
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	47,837
Total investments	221,745
Investment, Identifier [Axis]: Non-U.S. equities | Hanwa Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	12,584
Total investments	575,635
Investment, Identifier [Axis]: Non-U.S. equities | Hanwha Aerospace Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	897
Total investments	585,902
Investment, Identifier [Axis]: Non-U.S. equities | Harel Insurance Investments &
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	5,743
Total investments	223,973
Investment, Identifier [Axis]: Non-U.S. equities | Hbx Group International Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	17,840
Total investments	157,145
Investment, Identifier [Axis]: Non-U.S. equities | Hd Hyundai Electric Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,029
Total investments	553,139
Investment, Identifier [Axis]: Non-U.S. equities | Hd Hyundai Heavy Industries Co
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,922
Total investments	679,271
Investment, Identifier [Axis]: Non-U.S. equities | Hd Hyundai Marine Solution Co
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	3,148
Total investments	422,839
Investment, Identifier [Axis]: Non-U.S. equities | Hdfc Asset Management Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	9,933
Total investments	295,321
Investment, Identifier [Axis]: Non-U.S. equities | Hdfc Bank Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	159,148
Total investments	1,755,106
Investment, Identifier [Axis]: Non-U.S. equities | Heidelberger Druckmaschinen Ag
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	13,538
Total investments	32,276
Investment, Identifier [Axis]: Non-U.S. equities | Helios Towers Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	168,223
Total investments	372,439
Investment, Identifier [Axis]: Non-U.S. equities | Hemisphere Energy Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	30,961
Total investments	44,496
Investment, Identifier [Axis]: Non-U.S. equities | Hera Spa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	115,738
Total investments	546,431
Investment, Identifier [Axis]: Non-U.S. equities | Hexagon Ab
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	216,483
Total investments	2,571,362
Investment, Identifier [Axis]: Non-U.S. equities | Hexaware Technologies Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	28,961
Total investments	246,679
Investment, Identifier [Axis]: Non-U.S. equities | Hiab Oyj
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,548
Total investments	90,032
Investment, Identifier [Axis]: Non-U.S. equities | Hikari Tsushin Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	699
Total investments	195,134
Investment, Identifier [Axis]: Non-U.S. equities | Hill & Smith Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	4,850
Total investments	139,599
Investment, Identifier [Axis]: Non-U.S. equities | Hindustan Aeronautics Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	6,682
Total investments	326,284
Investment, Identifier [Axis]: Non-U.S. equities | Hipages Group Holdings Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	14,192
Total investments	11,735
Investment, Identifier [Axis]: Non-U.S. equities | Hisamitsu Pharmaceutical Co In
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,598
Total investments	44,775
Investment, Identifier [Axis]: Non-U.S. equities | Hitachi Energy India Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,101
Total investments	224,343
Investment, Identifier [Axis]: Non-U.S. equities | Hitachi Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	107,944
Total investments	3,375,824
Investment, Identifier [Axis]: Non-U.S. equities | Hk Ai Capital Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,106,602
Total investments	28,435
Investment, Identifier [Axis]: Non-U.S. equities | Hkfoods Oyj
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	11,645
Total investments	20,242
Investment, Identifier [Axis]: Non-U.S. equities | Hms Networks Ab
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	3,692
Total investments	167,819
Investment, Identifier [Axis]: Non-U.S. equities | Ho Bee Land Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	11,086
Total investments	19,051
Investment, Identifier [Axis]: Non-U.S. equities | Hoa Phat Group Jsc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	522,783
Total investments	524,774
Investment, Identifier [Axis]: Non-U.S. equities | Hodogaya Chemical Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	999
Total investments	14,273
Investment, Identifier [Axis]: Non-U.S. equities | Hoist Finance Ab
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	7,734
Total investments	94,635
Investment, Identifier [Axis]: Non-U.S. equities | Hon Precision Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2,736
Total investments	298,203
Investment, Identifier [Axis]: Non-U.S. equities | Hong Kong Exchanges & Clearing
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	16,643
Total investments	871,560
Investment, Identifier [Axis]: Non-U.S. equities | Hong Kong Technology Venture C
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	190,759
Total investments	34,311
Investment, Identifier [Axis]: Non-U.S. equities | Hong Leong Asia Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	10,287
Total investments	19,198
Investment, Identifier [Axis]: Non-U.S. equities | Hongcheng Environmental Techno
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	134,830
Total investments	18,882
Investment, Identifier [Axis]: Non-U.S. equities | Hongfa Technology Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	83,455
Total investments	363,046
Investment, Identifier [Axis]: Non-U.S. equities | Horiba Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	5,193
Total investments	528,803
Investment, Identifier [Axis]: Non-U.S. equities | Howden Joinery Group Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	151,210
Total investments	1,693,179
Investment, Identifier [Axis]: Non-U.S. equities | Hoya Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	5,083
Total investments	768,107
Investment, Identifier [Axis]: Non-U.S. equities | Hub24 Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	4,188
Total investments	268,785
Investment, Identifier [Axis]: Non-U.S. equities | Hudbay Minerals Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	19,675
Total investments	391,134
Investment, Identifier [Axis]: Non-U.S. equities | Hunting Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	6,663
Total investments	33,202
Investment, Identifier [Axis]: Non-U.S. equities | Husqvarna Ab
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	17,962
Total investments	90,622
Investment, Identifier [Axis]: Non-U.S. equities | Hyakujushi Bank Ltd/The
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,298
Total investments	55,166
Investment, Identifier [Axis]: Non-U.S. equities | Hyosung Heavy Industries Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	339
Total investments	418,925
Investment, Identifier [Axis]: Non-U.S. equities | Hypoport Se
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	907
Total investments	136,753
Investment, Identifier [Axis]: Non-U.S. equities | Hyundai Marine & Fire Insuranc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	8,137
Total investments	173,969
Investment, Identifier [Axis]: Non-U.S. equities | Hyundai Rotem Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2,629
Total investments	342,921
Investment, Identifier [Axis]: Non-U.S. equities | I'Ll Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2,697
Total investments	43,783
Investment, Identifier [Axis]: Non-U.S. equities | Ibersol Sgps Sa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2,887
Total investments	33,571
Investment, Identifier [Axis]: Non-U.S. equities | Icg Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	14,805
Total investments	409,031
Investment, Identifier [Axis]: Non-U.S. equities | Ichikoh Industries Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	3,995
Total investments	13,100
Investment, Identifier [Axis]: Non-U.S. equities | Icici Bank Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	195,620
Total investments	4,779,649
Investment, Identifier [Axis]: Non-U.S. equities | Icon Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	5,978
Total investments	1,089,367
Investment, Identifier [Axis]: Non-U.S. equities | Idp Education Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	33,587
Total investments	129,456
Investment, Identifier [Axis]: Non-U.S. equities | Ifast Corp Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	25,368
Total investments	187,794
Investment, Identifier [Axis]: Non-U.S. equities | Imax Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2,348
Total investments	86,773
Investment, Identifier [Axis]: Non-U.S. equities | Imcd Nv
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	18,143
Total investments	1,647,941
Investment, Identifier [Axis]: Non-U.S. equities | Imi Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	55,716
Total investments	1,864,543
Investment, Identifier [Axis]: Non-U.S. equities | Immobel Sa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	495
Total investments	13,672
Investment, Identifier [Axis]: Non-U.S. equities | Immobiliare Grande Distribuzio
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	7,370
Total investments	30,034
Investment, Identifier [Axis]: Non-U.S. equities | Immunocore Holdings Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	14,480
Total investments	502,597
Investment, Identifier [Axis]: Non-U.S. equities | Impax Asset Management Group P
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	38,277
Total investments	78,256
Investment, Identifier [Axis]: Non-U.S. equities | Implenia Ag
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	508
Total investments	49,087
Investment, Identifier [Axis]: Non-U.S. equities | Indian Hotels Co Ltd/The
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	21,970
Total investments	180,604
Investment, Identifier [Axis]: Non-U.S. equities | Indivior Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	8,250
Total investments	295,995
Investment, Identifier [Axis]: Non-U.S. equities | Inficon Holding Ag
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	879
Total investments	109,605
Investment, Identifier [Axis]: Non-U.S. equities | Info Edge India Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	15,375
Total investments	228,123
Investment, Identifier [Axis]: Non-U.S. equities | Infotel Sa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	303
Total investments	15,034
Investment, Identifier [Axis]: Non-U.S. equities | Ing Groep Nv
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	92,749
Total investments	2,615,400
Investment, Identifier [Axis]: Non-U.S. equities | Init Innovation In Traffic Sys
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	531
Total investments	29,142
Investment, Identifier [Axis]: Non-U.S. equities | Inmode Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	10,813
Total investments	158,848
Investment, Identifier [Axis]: Non-U.S. equities | Intact Financial Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	4,078
Total investments	849,961
Investment, Identifier [Axis]: Non-U.S. equities | International Cement Group Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	379,820
Total investments	12,109
Investment, Identifier [Axis]: Non-U.S. equities | International Container Termin
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	42,874
Total investments	413,198
Investment, Identifier [Axis]: Non-U.S. equities | International Personal Finance
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2,866
Total investments	9,022
Investment, Identifier [Axis]: Non-U.S. equities | Interpump Group Spa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	7,734
Total investments	424,924
Investment, Identifier [Axis]: Non-U.S. equities | Intesa Sanpaolo Spa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	331,487
Total investments	2,305,134
Investment, Identifier [Axis]: Non-U.S. equities | Investec Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	36,594
Total investments	271,451
Investment, Identifier [Axis]: Non-U.S. equities | Ionos Group Se
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	6,009
Total investments	188,795
Investment, Identifier [Axis]: Non-U.S. equities | Ipsos Sa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	5,966
Total investments	240,070
Investment, Identifier [Axis]: Non-U.S. equities | Iqiyi Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	97,528
Total investments	187,253
Investment, Identifier [Axis]: Non-U.S. equities | Iren Spa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	49,534
Total investments	148,697
Investment, Identifier [Axis]: Non-U.S. equities | Iriso Electronics Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,598
Total investments	32,776
Investment, Identifier [Axis]: Non-U.S. equities | Isb Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	4,994
Total investments	55,211
Investment, Identifier [Axis]: Non-U.S. equities | Isracard Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	11,049
Total investments	54,082
Investment, Identifier [Axis]: Non-U.S. equities | Israel Corp Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	78
Total investments	22,487
Investment, Identifier [Axis]: Non-U.S. equities | Iss A/S
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	5,708
Total investments	194,939
Investment, Identifier [Axis]: Non-U.S. equities | Isupetasys Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	3,093
Total investments	255,971
Investment, Identifier [Axis]: Non-U.S. equities | Itau Unibanco Holding Sa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	330,465
Total investments	2,365,935
Investment, Identifier [Axis]: Non-U.S. equities | Ituran Location And Control Lt
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2,107
Total investments	90,637
Investment, Identifier [Axis]: Non-U.S. equities | Iveco Group Nv
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	22,196
Total investments	489,427
Investment, Identifier [Axis]: Non-U.S. equities | Ivf Hartmann Holding Ag
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	13
Total investments	2,344
Investment, Identifier [Axis]: Non-U.S. equities | Jacobson Pharma Corp Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	105,866
Total investments	17,682
Investment, Identifier [Axis]: Non-U.S. equities | Jamieson Wellness Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	9,636
Total investments	236,546
Investment, Identifier [Axis]: Non-U.S. equities | Japan Aviation Electronics Ind
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	5,193
Total investments	83,363
Investment, Identifier [Axis]: Non-U.S. equities | Japan Lifeline Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2,597
Total investments	26,109
Investment, Identifier [Axis]: Non-U.S. equities | Japan Material Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2,796
Total investments	27,600
Investment, Identifier [Axis]: Non-U.S. equities | Japan Medical Dynamic Marketin
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	3,695
Total investments	11,481
Investment, Identifier [Axis]: Non-U.S. equities | Jb Hi-Fi Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,386
Total investments	88,948
Investment, Identifier [Axis]: Non-U.S. equities | Jbcc Holdings Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2,796
Total investments	28,492
Investment, Identifier [Axis]: Non-U.S. equities | Jd Health International Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	43,352
Total investments	309,121
Investment, Identifier [Axis]: Non-U.S. equities | Jd Sports Fashion Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	473,634
Total investments	538,062
Investment, Identifier [Axis]: Non-U.S. equities | Jentech Precision Industrial C
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2,990
Total investments	261,199
Investment, Identifier [Axis]: Non-U.S. equities | Jeol Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	3,595
Total investments	115,402
Investment, Identifier [Axis]: Non-U.S. equities | Jet2 Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	18,591
Total investments	351,072
Investment, Identifier [Axis]: Non-U.S. equities | Jfe Systems Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	999
Total investments	15,299
Investment, Identifier [Axis]: Non-U.S. equities | Jfrog Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	22,942
Total investments	1,432,967
Investment, Identifier [Axis]: Non-U.S. equities | Jgc Holdings Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2,996
Total investments	36,328
Investment, Identifier [Axis]: Non-U.S. equities | Jiangsu Hengrui Pharmaceutical
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	29,300
Total investments	268,212
Investment, Identifier [Axis]: Non-U.S. equities | Jiangsu Zhongtian Technology C
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	86,690
Total investments	224,785
Investment, Identifier [Axis]: Non-U.S. equities | Johnson Electric Holdings Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	20,973
Total investments	80,084
Investment, Identifier [Axis]: Non-U.S. equities | Johnson Matthey Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	7,562
Total investments	216,864
Investment, Identifier [Axis]: Non-U.S. equities | Johnson Service Group Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	39,065
Total investments	70,934
Investment, Identifier [Axis]: Non-U.S. equities | Joshin Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2,397
Total investments	41,488
Investment, Identifier [Axis]: Non-U.S. equities | Journey Energy Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	19,987
Total investments	46,367
Investment, Identifier [Axis]: Non-U.S. equities | Js Global Lifestyle Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	513,851
Total investments	127,415
Investment, Identifier [Axis]: Non-U.S. equities | Jtekt Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	7,291
Total investments	80,701
Investment, Identifier [Axis]: Non-U.S. equities | Jumbo Interactive Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	6,576
Total investments	50,471
Investment, Identifier [Axis]: Non-U.S. equities | Jumbo Sa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	4,543
Total investments	148,845
Investment, Identifier [Axis]: Non-U.S. equities | Justsystems Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	4,295
Total investments	138,636
Investment, Identifier [Axis]: Non-U.S. equities | Jutal Offshore Oil Services Lt
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	261,669
Total investments	17,145
Investment, Identifier [Axis]: Non-U.S. equities | Jyp Entertainment Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	5,409
Total investments	272,608
Investment, Identifier [Axis]: Non-U.S. equities | Jyske Bank A/S
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	3,522
Total investments	483,136
Investment, Identifier [Axis]: Non-U.S. equities | K'S Holdings Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	23,271
Total investments	240,285
Investment, Identifier [Axis]: Non-U.S. equities | Kaga Electronics Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	699
Total investments	17,283
Investment, Identifier [Axis]: Non-U.S. equities | Kakaku.Com Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	15,680
Total investments	231,284
Investment, Identifier [Axis]: Non-U.S. equities | Kakao Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	5,811
Total investments	242,443
Investment, Identifier [Axis]: Non-U.S. equities | Kalmar Oyj
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	629
Total investments	29,958
Investment, Identifier [Axis]: Non-U.S. equities | Kamakura Shinsho Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	9,388
Total investments	37,674
Investment, Identifier [Axis]: Non-U.S. equities | Kambi Group Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,273
Total investments	18,786
Investment, Identifier [Axis]: Non-U.S. equities | Kamei Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	4,295
Total investments	82,743
Investment, Identifier [Axis]: Non-U.S. equities | Kamigumi Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	6,692
Total investments	216,015
Investment, Identifier [Axis]: Non-U.S. equities | Kanaden Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	3,895
Total investments	53,278
Investment, Identifier [Axis]: Non-U.S. equities | Kanzhun Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	13,367
Total investments	272,422
Investment, Identifier [Axis]: Non-U.S. equities | Kardex Holding Ag
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	362
Total investments	126,181
Investment, Identifier [Axis]: Non-U.S. equities | Karooooo Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	390
Total investments	17,723
Investment, Identifier [Axis]: Non-U.S. equities | Kaufman & Broad Sa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,579
Total investments	55,448
Investment, Identifier [Axis]: Non-U.S. equities | Kb Financial Group Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	13,055
Total investments	1,130,094
Investment, Identifier [Axis]: Non-U.S. equities | Kbc Ancora
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2,127
Total investments	183,134
Investment, Identifier [Axis]: Non-U.S. equities | Kbc Group Nv
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	13,249
Total investments	1,731,128
Investment, Identifier [Axis]: Non-U.S. equities | Kei Industries Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	3,059
Total investments	151,807
Investment, Identifier [Axis]: Non-U.S. equities | Keiyo Bank Ltd/The
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	4,894
Total investments	51,953
Investment, Identifier [Axis]: Non-U.S. equities | Kendrion Nv
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,713
Total investments	28,163
Investment, Identifier [Axis]: Non-U.S. equities | Kenko Mayonnaise Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	8,789
Total investments	105,807
Investment, Identifier [Axis]: Non-U.S. equities | Keystone Infra Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	31,019
Total investments	96,158
Investment, Identifier [Axis]: Non-U.S. equities | Kier Group Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	38,387
Total investments	114,625
Investment, Identifier [Axis]: Non-U.S. equities | Killam Apt Real Estate Invt Tr
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	23,071
Total investments	276,025
Investment, Identifier [Axis]: Non-U.S. equities | Kimura Unity Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,997
Total investments	11,367
Investment, Identifier [Axis]: Non-U.S. equities | Kinaxis Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2,524
Total investments	318,673
Investment, Identifier [Axis]: Non-U.S. equities | King Slide Works Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2,990
Total investments	356,830
Investment, Identifier [Axis]: Non-U.S. equities | King Yuan Electronics Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	57,927
Total investments	456,291
Investment, Identifier [Axis]: Non-U.S. equities | Kingboard Laminates Holdings L
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	86,391
Total investments	146,399
Investment, Identifier [Axis]: Non-U.S. equities | Kion Group Ag
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	3,804
Total investments	304,930
Investment, Identifier [Axis]: Non-U.S. equities | Kitz Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	16,879
Total investments	187,260
Investment, Identifier [Axis]: Non-U.S. equities | Klabin Sa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	96,628
Total investments	330,807
Investment, Identifier [Axis]: Non-U.S. equities | Klingelnberg Ag
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	927
Total investments	12,927
Investment, Identifier [Axis]: Non-U.S. equities | Koenig & Bauer Ag
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,601
Total investments	20,119
Investment, Identifier [Axis]: Non-U.S. equities | Koh Brothers Group Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	88,988
Total investments	20,067
Investment, Identifier [Axis]: Non-U.S. equities | Koike Sanso Kogyo Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	4,994
Total investments	51,038
Investment, Identifier [Axis]: Non-U.S. equities | Komercni Banka As
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	4,432
Total investments	250,217
Investment, Identifier [Axis]: Non-U.S. equities | Komeri Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	5,094
Total investments	111,136
Investment, Identifier [Axis]: Non-U.S. equities | Kone Oyj
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	24,676
Total investments	1,755,053
Investment, Identifier [Axis]: Non-U.S. equities | Konecranes Oyj
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	5,000
Total investments	551,369
Investment, Identifier [Axis]: Non-U.S. equities | Konica Minolta Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	135,029
Total investments	585,878
Investment, Identifier [Axis]: Non-U.S. equities | Koninklijke Bam Groep Nv
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	43,883
Total investments	479,302
Investment, Identifier [Axis]: Non-U.S. equities | Konoike Transport Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	3,096
Total investments	64,788
Investment, Identifier [Axis]: Non-U.S. equities | Kose Holdings Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	10,466
Total investments	349,863
Investment, Identifier [Axis]: Non-U.S. equities | Kozo Keikaku Engineering Holdi
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,099
Total investments	21,482
Investment, Identifier [Axis]: Non-U.S. equities | Krones Ag
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	959
Total investments	152,917
Investment, Identifier [Axis]: Non-U.S. equities | Kurashicom Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	899
Total investments	13,407
Investment, Identifier [Axis]: Non-U.S. equities | Kuriyama Holdings Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	10,686
Total investments	113,038
Investment, Identifier [Axis]: Non-U.S. equities | Kyorin Pharmaceutical Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2,497
Total investments	24,483
Investment, Identifier [Axis]: Non-U.S. equities | Kyoritsu Maintenance Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	7,890
Total investments	141,069
Investment, Identifier [Axis]: Non-U.S. equities | Laboratorios Farmaceuticos Rov
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	6,737
Total investments	502,465
Investment, Identifier [Axis]: Non-U.S. equities | Lagardere Sa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2,071
Total investments	46,076
Investment, Identifier [Axis]: Non-U.S. equities | Lastminute.Com Nv
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	538
Total investments	8,833
Investment, Identifier [Axis]: Non-U.S. equities | Latam Airlines Group Sa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	5,088
Total investments	274,784
Investment, Identifier [Axis]: Non-U.S. equities | Lb Group Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	51,435
Total investments	144,115
Investment, Identifier [Axis]: Non-U.S. equities | Lectra
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	7,222
Total investments	216,284
Investment, Identifier [Axis]: Non-U.S. equities | Legrand Sa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	18,641
Total investments	2,785,814
Investment, Identifier [Axis]: Non-U.S. equities | Lenskart Solutions Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	28,259
Total investments	141,706
Investment, Identifier [Axis]: Non-U.S. equities | Lh Group Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	109,861
Total investments	5,011
Investment, Identifier [Axis]: Non-U.S. equities | Li Ning Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	732,088
Total investments	1,756,034
Investment, Identifier [Axis]: Non-U.S. equities | Life Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	3,595
Total investments	58,630
Investment, Identifier [Axis]: Non-U.S. equities | Lifull Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	33,458
Total investments	37,995
Investment, Identifier [Axis]: Non-U.S. equities | Linde Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	4,937
Total investments	2,104,976
Investment, Identifier [Axis]: Non-U.S. equities | Linea Directa Aseguradora Sa C
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	68,035
Total investments	89,332
Investment, Identifier [Axis]: Non-U.S. equities | Linmon Media Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	39,151
Total investments	18,509
Investment, Identifier [Axis]: Non-U.S. equities | Lion Rock Group Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	91,884
Total investments	16,291
Investment, Identifier [Axis]: Non-U.S. equities | Localiza Rent A Car Sa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	29,214
Total investments	231,878
Investment, Identifier [Axis]: Non-U.S. equities | Logista Integral Sa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	6,312
Total investments	223,284
Investment, Identifier [Axis]: Non-U.S. equities | Loncin Motor Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	116,653
Total investments	268,923
Investment, Identifier [Axis]: Non-U.S. equities | London Stock Exchange Group Pl
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	11,874
Total investments	1,429,721
Investment, Identifier [Axis]: Non-U.S. equities | Look Holdings Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2,896
Total investments	46,417
Investment, Identifier [Axis]: Non-U.S. equities | Lotes Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	24,924
Total investments	1,027,245
Investment, Identifier [Axis]: Non-U.S. equities | Lottomatica Group Spa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	47,724
Total investments	1,255,502
Investment, Identifier [Axis]: Non-U.S. equities | Louis Hachette Group
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	31,978
Total investments	58,700
Investment, Identifier [Axis]: Non-U.S. equities | Luceco Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	21,986
Total investments	38,977
Investment, Identifier [Axis]: Non-U.S. equities | Luk Fook Holdings Internationa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	3,995
Total investments	12,062
Investment, Identifier [Axis]: Non-U.S. equities | Lvmh Moet Hennessy Louis Vuitt
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	3,045
Total investments	2,306,626
Investment, Identifier [Axis]: Non-U.S. equities | Ly Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	381,543
Total investments	1,015,534
Investment, Identifier [Axis]: Non-U.S. equities | M&A Capital Partners Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,598
Total investments	34,356
Investment, Identifier [Axis]: Non-U.S. equities | M1 Kliniken Ag
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,222
Total investments	27,279
Investment, Identifier [Axis]: Non-U.S. equities | Macmahon Holdings Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	130,396
Total investments	57,825
Investment, Identifier [Axis]: Non-U.S. equities | Maeda Kosen Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	11,985
Total investments	151,240
Investment, Identifier [Axis]: Non-U.S. equities | Magnum Ice Cream Co Nv/The
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	8,653
Total investments	137,054
Investment, Identifier [Axis]: Non-U.S. equities | Mahindra & Mahindra Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	13,002
Total investments	536,561
Investment, Identifier [Axis]: Non-U.S. equities | Maire Spa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	12,278
Total investments	188,187
Investment, Identifier [Axis]: Non-U.S. equities | Mandatum Oyj
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	25,241
Total investments	204,072
Investment, Identifier [Axis]: Non-U.S. equities | Marex Group Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	6,382
Total investments	244,819
Investment, Identifier [Axis]: Non-U.S. equities | Marklines Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	3,196
Total investments	30,727
Investment, Identifier [Axis]: Non-U.S. equities | Marks & Spencer Group Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	288,075
Total investments	1,278,669
Investment, Identifier [Axis]: Non-U.S. equities | Mars Group Holdings Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2,297
Total investments	46,896
Investment, Identifier [Axis]: Non-U.S. equities | Martinrea International Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2,796
Total investments	21,135
Investment, Identifier [Axis]: Non-U.S. equities | Maruzen Chi Holdings Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	5,593
Total investments	12,025
Investment, Identifier [Axis]: Non-U.S. equities | Matrix It Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	3,215
Total investments	140,819
Investment, Identifier [Axis]: Non-U.S. equities | Matsukiyococokara & Co
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	41,563
Total investments	719,124
Investment, Identifier [Axis]: Non-U.S. equities | Max Healthcare Institute Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	14,722
Total investments	171,182
Investment, Identifier [Axis]: Non-U.S. equities | Maxell Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	7,491
Total investments	114,691
Investment, Identifier [Axis]: Non-U.S. equities | Mayr Melnhof Karton Ag
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	373
Total investments	40,645
Investment, Identifier [Axis]: Non-U.S. equities | Mazda Motor Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	17,278
Total investments	134,372
Investment, Identifier [Axis]: Non-U.S. equities | Mcbride Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	41,753
Total investments	82,331
Investment, Identifier [Axis]: Non-U.S. equities | Mcj Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	5,493
Total investments	56,492
Investment, Identifier [Axis]: Non-U.S. equities | Media Do Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	3,196
Total investments	36,783
Investment, Identifier [Axis]: Non-U.S. equities | Medical System Network Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	3,396
Total investments	11,287
Investment, Identifier [Axis]: Non-U.S. equities | Medipal Holdings Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,698
Total investments	30,005
Investment, Identifier [Axis]: Non-U.S. equities | Medistim Asa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	707
Total investments	18,156
Investment, Identifier [Axis]: Non-U.S. equities | Medtronic Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	19,882
Total investments	1,909,818
Investment, Identifier [Axis]: Non-U.S. equities | Meidensha Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	899
Total investments	31,942
Investment, Identifier [Axis]: Non-U.S. equities | Meiji Electric Industries Co L
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,598
Total investments	24,141
Investment, Identifier [Axis]: Non-U.S. equities | Meitec Group Holdings Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,798
Total investments	40,670
Investment, Identifier [Axis]: Non-U.S. equities | Melco Resorts & Entertainment
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2,494
Total investments	18,878
Investment, Identifier [Axis]: Non-U.S. equities | Menicon Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	4,794
Total investments	48,843
Investment, Identifier [Axis]: Non-U.S. equities | Merck Kgaa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	31,910
Total investments	4,594,627
Investment, Identifier [Axis]: Non-U.S. equities | Merlin Properties Socimi Sa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	16,045
Total investments	234,228
Investment, Identifier [Axis]: Non-U.S. equities | Metawater Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	3,496
Total investments	75,043
Investment, Identifier [Axis]: Non-U.S. equities | Methanex Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	10,540
Total investments	418,663
Investment, Identifier [Axis]: Non-U.S. equities | Metro Brands Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	13,350
Total investments	179,295
Investment, Identifier [Axis]: Non-U.S. equities | Mfe-Mediaforeurope Nv
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	3,044
Total investments	14,694
Investment, Identifier [Axis]: Non-U.S. equities | Mgx Resources Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	516,556
Total investments	156,732
Investment, Identifier [Axis]: Non-U.S. equities | Mikron Holding Ag
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2,644
Total investments	68,073
Investment, Identifier [Axis]: Non-U.S. equities | Mildef Group Ab
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	8,158
Total investments	106,011
Investment, Identifier [Axis]: Non-U.S. equities | Military Commercial Joint Stoc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	210,886
Total investments	202,869
Investment, Identifier [Axis]: Non-U.S. equities | Mineral Resources Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2,513
Total investments	91,123
Investment, Identifier [Axis]: Non-U.S. equities | Miniso Group Holding Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	31,560
Total investments	147,593
Investment, Identifier [Axis]: Non-U.S. equities | Minsheng Education Group Co Lt
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	227,712
Total investments	5,149
Investment, Identifier [Axis]: Non-U.S. equities | Mips Ab
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	6,734
Total investments	258,165
Investment, Identifier [Axis]: Non-U.S. equities | Misumi Group Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2,896
Total investments	45,216
Investment, Identifier [Axis]: Non-U.S. equities | Mitani Sangyo Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	24,569
Total investments	88,718
Investment, Identifier [Axis]: Non-U.S. equities | Mitie Group Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	59,920
Total investments	134,111
Investment, Identifier [Axis]: Non-U.S. equities | Mito Securities Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	11,086
Total investments	39,182
Investment, Identifier [Axis]: Non-U.S. equities | Mitsuba Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	5,693
Total investments	37,990
Investment, Identifier [Axis]: Non-U.S. equities | Mitsubishi Electric Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	81,033
Total investments	2,370,325
Investment, Identifier [Axis]: Non-U.S. equities | Mitsubishi Heavy Industries Lt
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	162,365
Total investments	3,977,685
Investment, Identifier [Axis]: Non-U.S. equities | Mitsui E&S Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	400
Total investments	14,171
Investment, Identifier [Axis]: Non-U.S. equities | Miura Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	19,675
Total investments	381,465
Investment, Identifier [Axis]: Non-U.S. equities | Mizuho Financial Group Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	42,958
Total investments	1,562,177
Investment, Identifier [Axis]: Non-U.S. equities | Mizuno Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2,996
Total investments	59,162
Investment, Identifier [Axis]: Non-U.S. equities | Modec Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,298
Total investments	98,571
Investment, Identifier [Axis]: Non-U.S. equities | Monday.Com Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	9,567
Total investments	1,411,709
Investment, Identifier [Axis]: Non-U.S. equities | Montana Aerospace Ag
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	27,859
Total investments	995,145
Investment, Identifier [Axis]: Non-U.S. equities | More Provident Funds And Pensi
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	3,503
Total investments	16,375
Investment, Identifier [Axis]: Non-U.S. equities | Morguard Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	400
Total investments	33,574
Investment, Identifier [Axis]: Non-U.S. equities | Moriroku Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	6,791
Total investments	108,103
Investment, Identifier [Axis]: Non-U.S. equities | Morita Holdings Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	999
Total investments	17,561
Investment, Identifier [Axis]: Non-U.S. equities | Mota-Engil Sgps Sa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	35,192
Total investments	204,504
Investment, Identifier [Axis]: Non-U.S. equities | Motorcycle Holdings Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	8,830
Total investments	18,253
Investment, Identifier [Axis]: Non-U.S. equities | Moury Construct Sa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	26
Total investments	17,200
Investment, Identifier [Axis]: Non-U.S. equities | Mpi Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	3,995
Total investments	286,076
Investment, Identifier [Axis]: Non-U.S. equities | Mt Hoejgaard Holding A/S
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	826
Total investments	67,535
Investment, Identifier [Axis]: Non-U.S. equities | Mtu Aero Engines Ag
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,913
Total investments	798,135
Investment, Identifier [Axis]: Non-U.S. equities | Multiplan Empreendimentos Imob
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	34,473
Total investments	171,431
Investment, Identifier [Axis]: Non-U.S. equities | Multitude Ag
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	3,611
Total investments	24,855
Investment, Identifier [Axis]: Non-U.S. equities | Munters Group Ab
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	9,222
Total investments	171,966
Investment, Identifier [Axis]: Non-U.S. equities | Musashino Bank Ltd/The
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	4,095
Total investments	126,963
Investment, Identifier [Axis]: Non-U.S. equities | Mycronic Ab
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2,727
Total investments	66,028
Investment, Identifier [Axis]: Non-U.S. equities | Nabaltec Ag
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	91
Total investments	1,308
Investment, Identifier [Axis]: Non-U.S. equities | Nac Kazatomprom Jsc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2,855
Total investments	157,895
Investment, Identifier [Axis]: Non-U.S. equities | Nachi-Fujikoshi Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	4,994
Total investments	138,585
Investment, Identifier [Axis]: Non-U.S. equities | Nagacorp Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	79,899
Total investments	47,836
Investment, Identifier [Axis]: Non-U.S. equities | Nakamoto Packs Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	999
Total investments	12,323
Investment, Identifier [Axis]: Non-U.S. equities | Nakanishi Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	17,678
Total investments	223,417
Investment, Identifier [Axis]: Non-U.S. equities | Nan Ya Printed Circuit Board C
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	12,984
Total investments	99,586
Investment, Identifier [Axis]: Non-U.S. equities | Nanosonics Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	21,814
Total investments	57,751
Investment, Identifier [Axis]: Non-U.S. equities | Naspers Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	22,386
Total investments	1,492,166
Investment, Identifier [Axis]: Non-U.S. equities | Natwest Group Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	300,081
Total investments	2,630,816
Investment, Identifier [Axis]: Non-U.S. equities | Ncc Ab
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,466
Total investments	35,020
Investment, Identifier [Axis]: Non-U.S. equities | Nederman Holding Ab
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	930
Total investments	17,106
Investment, Identifier [Axis]: Non-U.S. equities | Neinor Homes Sa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	7,861
Total investments	175,416
Investment, Identifier [Axis]: Non-U.S. equities | Nestle Sa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	18,664
Total investments	1,854,927
Investment, Identifier [Axis]: Non-U.S. equities | Netease Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	84,119
Total investments	2,319,252
Investment, Identifier [Axis]: Non-U.S. equities | Netwealth Group Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	8,333
Total investments	142,653
Investment, Identifier [Axis]: Non-U.S. equities | New Hope Service Holdings Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	131,833
Total investments	32,859
Investment, Identifier [Axis]: Non-U.S. equities | Neway Valve Suzhou Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	30,994
Total investments	230,501
Investment, Identifier [Axis]: Non-U.S. equities | Nexans Sa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	653
Total investments	96,504
Investment, Identifier [Axis]: Non-U.S. equities | Nexity Sa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	24,028
Total investments	253,268
Investment, Identifier [Axis]: Non-U.S. equities | Next 15 Group Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	6,395
Total investments	27,568
Investment, Identifier [Axis]: Non-U.S. equities | Nextage Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	26,467
Total investments	466,873
Investment, Identifier [Axis]: Non-U.S. equities | Nicca Chemical Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	9,688
Total investments	95,984
Investment, Identifier [Axis]: Non-U.S. equities | Nichia Steel Works Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	11,785
Total investments	27,218
Investment, Identifier [Axis]: Non-U.S. equities | Nifco Inc/Japan
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	4,095
Total investments	126,545
Investment, Identifier [Axis]: Non-U.S. equities | Nihon M&A Center Holdings Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	27,365
Total investments	125,841
Investment, Identifier [Axis]: Non-U.S. equities | Nintendo Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	41,363
Total investments	2,795,868
Investment, Identifier [Axis]: Non-U.S. equities | Nippon Information Development
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,298
Total investments	18,861
Investment, Identifier [Axis]: Non-U.S. equities | Nippon Reit Investment Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	54
Total investments	33,994
Investment, Identifier [Axis]: Non-U.S. equities | Nippon Sanso Holdings Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	22,725
Total investments	676,774
Investment, Identifier [Axis]: Non-U.S. equities | Nippon Seiki Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	27,066
Total investments	377,293
Investment, Identifier [Axis]: Non-U.S. equities | Nippon Shinyaku Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	16,679
Total investments	601,205
Investment, Identifier [Axis]: Non-U.S. equities | Nippon Soda Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	15,181
Total investments	350,598
Investment, Identifier [Axis]: Non-U.S. equities | Nisshinbo Holdings Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	48,239
Total investments	403,467
Investment, Identifier [Axis]: Non-U.S. equities | Niterra Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	9,089
Total investments	399,560
Investment, Identifier [Axis]: Non-U.S. equities | Nitori Holdings Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	43,258
Total investments	756,858
Investment, Identifier [Axis]: Non-U.S. equities | Nitto Kogyo Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	5,493
Total investments	144,208
Investment, Identifier [Axis]: Non-U.S. equities | Nittoc Construction Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	3,795
Total investments	31,404
Investment, Identifier [Axis]: Non-U.S. equities | Nkt A/S
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,795
Total investments	225,343
Investment, Identifier [Axis]: Non-U.S. equities | Noba Bank Group Ab
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	21,386
Total investments	273,275
Investment, Identifier [Axis]: Non-U.S. equities | Norconsult Norge As
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	47,244
Total investments	214,984
Investment, Identifier [Axis]: Non-U.S. equities | Nordex Se
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	8,815
Total investments	301,468
Investment, Identifier [Axis]: Non-U.S. equities | Nordnet Ab Publ
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	8,312
Total investments	243,607
Investment, Identifier [Axis]: Non-U.S. equities | Nordrest Holding Ab
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,305
Total investments	35,116
Investment, Identifier [Axis]: Non-U.S. equities | North West Co Inc (The)
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	4,794
Total investments	171,054
Investment, Identifier [Axis]: Non-U.S. equities | Norwegian Air Shuttle Asa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	162,233
Total investments	280,659
Investment, Identifier [Axis]: Non-U.S. equities | Nova Ljubljanska Banka Dd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	8,811
Total investments	373,560
Investment, Identifier [Axis]: Non-U.S. equities | Novanta Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,122
Total investments	133,559
Investment, Identifier [Axis]: Non-U.S. equities | Novartis Ag
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	21,571
Total investments	2,984,128
Investment, Identifier [Axis]: Non-U.S. equities | Novo Nordisk A/S
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	77,964
Total investments	3,987,334
Investment, Identifier [Axis]: Non-U.S. equities | Nrj Group
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	6,728
Total investments	63,841
Investment, Identifier [Axis]: Non-U.S. equities | Ns Solutions Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,198
Total investments	33,811
Investment, Identifier [Axis]: Non-U.S. equities | Ns Tool Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	6,791
Total investments	37,825
Investment, Identifier [Axis]: Non-U.S. equities | Nsd Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	6,592
Total investments	145,673
Investment, Identifier [Axis]: Non-U.S. equities | Nsk Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	21,273
Total investments	132,434
Investment, Identifier [Axis]: Non-U.S. equities | Nu Holdings Ltd/Cayman Islands
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	214,202
Total investments	3,585,736
Investment, Identifier [Axis]: Non-U.S. equities | Nvent Electric Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2,505
Total investments	255,386
Investment, Identifier [Axis]: Non-U.S. equities | Obara Group Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	14,482
Total investments	353,854
Investment, Identifier [Axis]: Non-U.S. equities | Obic Business Consultants Co L
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2,597
Total investments	140,037
Investment, Identifier [Axis]: Non-U.S. equities | Odawara Engineering Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,298
Total investments	18,223
Investment, Identifier [Axis]: Non-U.S. equities | Oddity Tech Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	5,378
Total investments	216,096
Investment, Identifier [Axis]: Non-U.S. equities | Odfjell Technology Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	904
Total investments	5,063
Investment, Identifier [Axis]: Non-U.S. equities | Ogaki Kyoritsu Bank Ltd/The
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	3,296
Total investments	98,615
Investment, Identifier [Axis]: Non-U.S. equities | Oie Sangyo Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	999
Total investments	14,725
Investment, Identifier [Axis]: Non-U.S. equities | Oji Holdings Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	59,924
Total investments	328,858
Investment, Identifier [Axis]: Non-U.S. equities | Okamura Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	3,396
Total investments	49,675
Investment, Identifier [Axis]: Non-U.S. equities | Okaya & Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	400
Total investments	23,958
Investment, Identifier [Axis]: Non-U.S. equities | Okea Asa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	6,355
Total investments	14,081
Investment, Identifier [Axis]: Non-U.S. equities | Oki Electric Industry Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	9,188
Total investments	116,361
Investment, Identifier [Axis]: Non-U.S. equities | Okinawa Financial Group Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,698
Total investments	51,614
Investment, Identifier [Axis]: Non-U.S. equities | Okp Holdings Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	55,330
Total investments	54,642
Investment, Identifier [Axis]: Non-U.S. equities | Olympus Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	93,891
Total investments	1,188,721
Investment, Identifier [Axis]: Non-U.S. equities | Onamba Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2,013
Total investments	18,626
Investment, Identifier [Axis]: Non-U.S. equities | Ono Pharmaceutical Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	40,848
Total investments	566,162
Investment, Identifier [Axis]: Non-U.S. equities | Onward Holdings Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	15,181
Total investments	71,185
Investment, Identifier [Axis]: Non-U.S. equities | Open House Group Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	3,296
Total investments	193,488
Investment, Identifier [Axis]: Non-U.S. equities | Optorun Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	9,987
Total investments	121,700
Investment, Identifier [Axis]: Non-U.S. equities | Or Royalties Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	16,152
Total investments	572,280
Investment, Identifier [Axis]: Non-U.S. equities | Orange Sa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	138,832
Total investments	2,315,322
Investment, Identifier [Axis]: Non-U.S. equities | Orbusneich Medical Group Holdi
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	29,463
Total investments	13,703
Investment, Identifier [Axis]: Non-U.S. equities | Orica Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	48,956
Total investments	792,655
Investment, Identifier [Axis]: Non-U.S. equities | Oro Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,598
Total investments	21,358
Investment, Identifier [Axis]: Non-U.S. equities | Orsero Spa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	3,694
Total investments	80,441
Investment, Identifier [Axis]: Non-U.S. equities | Otp Bank Nyrt
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	7,920
Total investments	850,360
Investment, Identifier [Axis]: Non-U.S. equities | Otsuka Holdings Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	28,406
Total investments	1,608,027
Investment, Identifier [Axis]: Non-U.S. equities | Oug Holdings Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	599
Total investments	14,891
Investment, Identifier [Axis]: Non-U.S. equities | Outsurance Group Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	36,587
Total investments	158,228
Investment, Identifier [Axis]: Non-U.S. equities | Oxford Nanopore Technologies P
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	77,632
Total investments	134,074
Investment, Identifier [Axis]: Non-U.S. equities | Page Industries Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	576
Total investments	231,107
Investment, Identifier [Axis]: Non-U.S. equities | Pal Group Holdings Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	6,991
Total investments	90,810
Investment, Identifier [Axis]: Non-U.S. equities | Paltac Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	899
Total investments	27,664
Investment, Identifier [Axis]: Non-U.S. equities | Pan African Resources Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	41,255
Total investments	67,143
Investment, Identifier [Axis]: Non-U.S. equities | Paradise Entertainment Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	63,919
Total investments	5,256
Investment, Identifier [Axis]: Non-U.S. equities | Park24 Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	14,681
Total investments	195,759
Investment, Identifier [Axis]: Non-U.S. equities | Pca Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,498
Total investments	18,331
Investment, Identifier [Axis]: Non-U.S. equities | Penta-Ocean Construction Co Lt
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	33,558
Total investments	337,299
Investment, Identifier [Axis]: Non-U.S. equities | Pepco Group Nv
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	29,190
Total investments	243,576
Investment, Identifier [Axis]: Non-U.S. equities | Pepper Money Ltd/Australia
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	26,126
Total investments	37,632
Investment, Identifier [Axis]: Non-U.S. equities | Perion Network Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	4,082
Total investments	39,104
Investment, Identifier [Axis]: Non-U.S. equities | Pernod Ricard Sa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	24,626
Total investments	2,114,188
Investment, Identifier [Axis]: Non-U.S. equities | Perseus Mining Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	118,755
Total investments	449,809
Investment, Identifier [Axis]: Non-U.S. equities | Persimmon Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	9,074
Total investments	165,796
Investment, Identifier [Axis]: Non-U.S. equities | Persol Holdings Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	100,773
Total investments	186,829
Investment, Identifier [Axis]: Non-U.S. equities | Peter Warren Automotive Holdin
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	11,018
Total investments	13,629
Investment, Identifier [Axis]: Non-U.S. equities | Pfisterer Holding Se
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,652
Total investments	148,417
Investment, Identifier [Axis]: Non-U.S. equities | Pharma Mar Sa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,028
Total investments	90,403
Investment, Identifier [Axis]: Non-U.S. equities | Pharming Group Nv
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	43,305
Total investments	72,526
Investment, Identifier [Axis]: Non-U.S. equities | Phu Nhuan Jewelry Jsc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	69,512
Total investments	256,377
Investment, Identifier [Axis]: Non-U.S. equities | Pickles Holdings Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,898
Total investments	16,041
Investment, Identifier [Axis]: Non-U.S. equities | Picton Property Income Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	102,652
Total investments	102,312
Investment, Identifier [Axis]: Non-U.S. equities | Pilot Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	999
Total investments	31,049
Investment, Identifier [Axis]: Non-U.S. equities | Piquadro Spa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	10,710
Total investments	31,321
Investment, Identifier [Axis]: Non-U.S. equities | Piraeus Bank Sa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	350,182
Total investments	2,794,174
Investment, Identifier [Axis]: Non-U.S. equities | Planisware Sa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	10,030
Total investments	278,011
Investment, Identifier [Axis]: Non-U.S. equities | Playmates Toys Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	267,662
Total investments	13,755
Investment, Identifier [Axis]: Non-U.S. equities | Plenti Group Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	15,583
Total investments	11,587
Investment, Identifier [Axis]: Non-U.S. equities | Pls Group Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	76,967
Total investments	216,593
Investment, Identifier [Axis]: Non-U.S. equities | Polar Capital Holdings Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	6,670
Total investments	47,725
Investment, Identifier [Axis]: Non-U.S. equities | Pole To Win Holdings Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	41,847
Total investments	87,034
Investment, Identifier [Axis]: Non-U.S. equities | Polycab India Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	5,664
Total investments	480,119
Investment, Identifier [Axis]: Non-U.S. equities | Popular Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	13,695
Total investments	1,705,300
Investment, Identifier [Axis]: Non-U.S. equities | Powszechna Kasa Oszczednosci B
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	10,106
Total investments	239,371
Investment, Identifier [Axis]: Non-U.S. equities | Pr Times Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,598
Total investments	28,321
Investment, Identifier [Axis]: Non-U.S. equities | Precision Drilling Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2,697
Total investments	193,753
Investment, Identifier [Axis]: Non-U.S. equities | Prestige International Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	28,963
Total investments	134,520
Investment, Identifier [Axis]: Non-U.S. equities | Prinx Chengshan Holdings Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	18,477
Total investments	18,516
Investment, Identifier [Axis]: Non-U.S. equities | Proact It Group Ab
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	4,083
Total investments	50,134
Investment, Identifier [Axis]: Non-U.S. equities | Prologis Property Mexico Sa De
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	46,596
Total investments	194,942
Investment, Identifier [Axis]: Non-U.S. equities | Prosegur Cash Sa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	62,809
Total investments	46,767
Investment, Identifier [Axis]: Non-U.S. equities | Prudent Corporate Advisory Ser
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	5,707
Total investments	161,808
Investment, Identifier [Axis]: Non-U.S. equities | Prudential Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	69,384
Total investments	1,068,111
Investment, Identifier [Axis]: Non-U.S. equities | Psp Swiss Property Ag
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,282
Total investments	232,277
Investment, Identifier [Axis]: Non-U.S. equities | Qaf Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	27,965
Total investments	19,462
Investment, Identifier [Axis]: Non-U.S. equities | Qiagen Nv
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	21,159
Total investments	965,568
Investment, Identifier [Axis]: Non-U.S. equities | Qinetiq Group Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	45,183
Total investments	268,375
Investment, Identifier [Axis]: Non-U.S. equities | Quilter Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	230,612
Total investments	567,637
Investment, Identifier [Axis]: Non-U.S. equities | Radico Khaitan Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	4,796
Total investments	175,991
Investment, Identifier [Axis]: Non-U.S. equities | Radware Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	4,920
Total investments	118,518
Investment, Identifier [Axis]: Non-U.S. equities | Raia Drogasil Sa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	105,192
Total investments	450,159
Investment, Identifier [Axis]: Non-U.S. equities | Raisio Oyj
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	20,937
Total investments	64,792
Investment, Identifier [Axis]: Non-U.S. equities | Ramelius Resources Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	15,535
Total investments	43,097
Investment, Identifier [Axis]: Non-U.S. equities | Rank Group Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	30,147
Total investments	40,265
Investment, Identifier [Axis]: Non-U.S. equities | Rasa Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	5
Total investments	58
Investment, Identifier [Axis]: Non-U.S. equities | Ratos Ab
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	4,769
Total investments	19,689
Investment, Identifier [Axis]: Non-U.S. equities | Raute Oyj
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,732
Total investments	30,712
Investment, Identifier [Axis]: Non-U.S. equities | Record Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	31,026
Total investments	23,453
Investment, Identifier [Axis]: Non-U.S. equities | Redcare Pharmacy Nv
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	7,938
Total investments	606,911
Investment, Identifier [Axis]: Non-U.S. equities | Rede D'Or Sao Luiz Sa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	157,481
Total investments	1,167,081
Investment, Identifier [Axis]: Non-U.S. equities | Regis Healthcare Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	10,573
Total investments	49,000
Investment, Identifier [Axis]: Non-U.S. equities | Regis Resources Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	74,146
Total investments	373,306
Investment, Identifier [Axis]: Non-U.S. equities | Reitmans (Canada) Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	33,201
Total investments	52,075
Investment, Identifier [Axis]: Non-U.S. equities | Reliance Industries Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	61,706
Total investments	1,078,138
Investment, Identifier [Axis]: Non-U.S. equities | Relo Group Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	27,465
Total investments	300,595
Investment, Identifier [Axis]: Non-U.S. equities | Relx Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	117,565
Total investments	4,775,539
Investment, Identifier [Axis]: Non-U.S. equities | Ren - Redes Energeticas Nacion
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	52,074
Total investments	196,625
Investment, Identifier [Axis]: Non-U.S. equities | Rengo Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	41,847
Total investments	324,509
Investment, Identifier [Axis]: Non-U.S. equities | Renishaw Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	5,290
Total investments	249,762
Investment, Identifier [Axis]: Non-U.S. equities | Resona Holdings Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	141,534
Total investments	1,348,113
Investment, Identifier [Axis]: Non-U.S. equities | Resorttrust Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	18,077
Total investments	226,332
Investment, Identifier [Axis]: Non-U.S. equities | Rheinmetall Ag
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,066
Total investments	1,955,208
Investment, Identifier [Axis]: Non-U.S. equities | Rheon Automatic Machinery Co L
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2,796
Total investments	25,941
Investment, Identifier [Axis]: Non-U.S. equities | Richelieu Hardware Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	6,727
Total investments	194,128
Investment, Identifier [Axis]: Non-U.S. equities | Ricoh Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	17,378
Total investments	152,333
Investment, Identifier [Axis]: Non-U.S. equities | Rigaku Holdings Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	20,874
Total investments	163,399
Investment, Identifier [Axis]: Non-U.S. equities | Rightmove Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,105
Total investments	7,720
Investment, Identifier [Axis]: Non-U.S. equities | Riken Vitamin Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	5,094
Total investments	96,415
Investment, Identifier [Axis]: Non-U.S. equities | Rinnai Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	4,694
Total investments	118,591
Investment, Identifier [Axis]: Non-U.S. equities | Rio Tinto Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	30,603
Total investments	2,467,299
Investment, Identifier [Axis]: Non-U.S. equities | Riso Kagaku Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	4,195
Total investments	33,398
Investment, Identifier [Axis]: Non-U.S. equities | Riyue Heavy Industry Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	102,770
Total investments	194,859
Investment, Identifier [Axis]: Non-U.S. equities | Robertet Sa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	361
Total investments	371,781
Investment, Identifier [Axis]: Non-U.S. equities | Roche Holding Ag
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	9,151
Total investments	3,790,863
Investment, Identifier [Axis]: Non-U.S. equities | Rohm Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	8,489
Total investments	120,235
Investment, Identifier [Axis]: Non-U.S. equities | Roivant Sciences Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,986
Total investments	43,101
Investment, Identifier [Axis]: Non-U.S. equities | Rolls-Royce Holdings Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	650,003
Total investments	10,054,292
Investment, Identifier [Axis]: Non-U.S. equities | Rosebank Industries Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	33,147
Total investments	156,046
Investment, Identifier [Axis]: Non-U.S. equities | Rotork Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	117,401
Total investments	513,838
Investment, Identifier [Axis]: Non-U.S. equities | Round One Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	41,947
Total investments	299,726
Investment, Identifier [Axis]: Non-U.S. equities | Royal Unibrew A/S
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2,238
Total investments	202,187
Investment, Identifier [Axis]: Non-U.S. equities | Rs Group Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	124,121
Total investments	1,041,763
Investment, Identifier [Axis]: Non-U.S. equities | Rtx A/S
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,981
Total investments	33,477
Investment, Identifier [Axis]: Non-U.S. equities | Rusta Ab
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	21,778
Total investments	204,347
Investment, Identifier [Axis]: Non-U.S. equities | Ryanair Holdings Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	37,275
Total investments	2,690,897
Investment, Identifier [Axis]: Non-U.S. equities | Safestore Holdings Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	11,448
Total investments	113,326
Investment, Identifier [Axis]: Non-U.S. equities | Safran Sa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	13,376
Total investments	4,671,967
Investment, Identifier [Axis]: Non-U.S. equities | Sakai Moving Service Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	699
Total investments	12,787
Investment, Identifier [Axis]: Non-U.S. equities | Sakata Inx Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	32,858
Total investments	496,614
Investment, Identifier [Axis]: Non-U.S. equities | Salik Co Pjsc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	107,854
Total investments	186,467
Investment, Identifier [Axis]: Non-U.S. equities | Samsung Biologics Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	265
Total investments	311,921
Investment, Identifier [Axis]: Non-U.S. equities | Samsung Electronics Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	91,781
Total investments	7,639,139
Investment, Identifier [Axis]: Non-U.S. equities | Samyang Foods Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	248
Total investments	212,056
Investment, Identifier [Axis]: Non-U.S. equities | Sandvik Ab
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	29,016
Total investments	946,146
Investment, Identifier [Axis]: Non-U.S. equities | Sanford Ltd/Nz
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	3,267
Total investments	13,902
Investment, Identifier [Axis]: Non-U.S. equities | Sanko Metal Industrial Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	9,488
Total investments	88,981
Investment, Identifier [Axis]: Non-U.S. equities | Sankyu Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	3,695
Total investments	199,354
Investment, Identifier [Axis]: Non-U.S. equities | Sansan Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	11,286
Total investments	124,849
Investment, Identifier [Axis]: Non-U.S. equities | Sansha Electric Manufacturing
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2,996
Total investments	17,624
Investment, Identifier [Axis]: Non-U.S. equities | Santen Pharmaceutical Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	78,900
Total investments	818,475
Investment, Identifier [Axis]: Non-U.S. equities | Sanwa Holdings Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2,097
Total investments	54,580
Investment, Identifier [Axis]: Non-U.S. equities | Sanyo Engineering & Constructi
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,798
Total investments	15,208
Investment, Identifier [Axis]: Non-U.S. equities | Sap Se
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	28,525
Total investments	6,979,981
Investment, Identifier [Axis]: Non-U.S. equities | Sapphire Foods India Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	65,302
Total investments	186,761
Investment, Identifier [Axis]: Non-U.S. equities | Sato Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	4,195
Total investments	64,254
Investment, Identifier [Axis]: Non-U.S. equities | Saudi National Bank/The
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	185,668
Total investments	1,875,090
Investment, Identifier [Axis]: Non-U.S. equities | Sawai Group Holdings Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	3,296
Total investments	49,602
Investment, Identifier [Axis]: Non-U.S. equities | Sbm Offshore Nv
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	9,562
Total investments	275,135
Investment, Identifier [Axis]: Non-U.S. equities | Sbs Transit Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	8,290
Total investments	20,627
Investment, Identifier [Axis]: Non-U.S. equities | Scales Corp Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	14,934
Total investments	51,184
Investment, Identifier [Axis]: Non-U.S. equities | Scandi Standard Ab
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	3,042
Total investments	32,768
Investment, Identifier [Axis]: Non-U.S. equities | Scandic Hotels Group Ab
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,808
Total investments	19,080
Investment, Identifier [Axis]: Non-U.S. equities | Schaeffler Ag
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	11,227
Total investments	110,229
Investment, Identifier [Axis]: Non-U.S. equities | Schneider Electric Se
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	11,983
Total investments	3,305,720
Investment, Identifier [Axis]: Non-U.S. equities | Schott Pharma Ag & Co Kgaa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	11,552
Total investments	204,873
Investment, Identifier [Axis]: Non-U.S. equities | Scroll Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	13,882
Total investments	118,680
Investment, Identifier [Axis]: Non-U.S. equities | Sea Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	47,640
Total investments	6,077,457
Investment, Identifier [Axis]: Non-U.S. equities | Seagate Technology Holdings Pl
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	13,035
Total investments	3,589,725
Investment, Identifier [Axis]: Non-U.S. equities | Seed Co Ltd/Tokyo
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	4,195
Total investments	15,388
Investment, Identifier [Axis]: Non-U.S. equities | Seek Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	10,517
Total investments	162,142
Investment, Identifier [Axis]: Non-U.S. equities | Sega Sammy Holdings Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	23,470
Total investments	366,553
Investment, Identifier [Axis]: Non-U.S. equities | Seiko Epson Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	19,975
Total investments	252,703
Investment, Identifier [Axis]: Non-U.S. equities | Sekisui Kasei Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	25,168
Total investments	64,227
Investment, Identifier [Axis]: Non-U.S. equities | Sensata Technologies Holding P
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	14,953
Total investments	497,794
Investment, Identifier [Axis]: Non-U.S. equities | Seraku Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2,297
Total investments	22,539
Investment, Identifier [Axis]: Non-U.S. equities | Seria Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2,497
Total investments	55,434
Investment, Identifier [Axis]: Non-U.S. equities | Servcorp Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	3,717
Total investments	16,856
Investment, Identifier [Axis]: Non-U.S. equities | Service Stream Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	562,504
Total investments	840,237
Investment, Identifier [Axis]: Non-U.S. equities | Seven & I Holdings Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	126,384
Total investments	1,814,581
Investment, Identifier [Axis]: Non-U.S. equities | Severfield Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	42,233
Total investments	16,417
Investment, Identifier [Axis]: Non-U.S. equities | Shanghai Gench Education Group
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	38,951
Total investments	13,612
Investment, Identifier [Axis]: Non-U.S. equities | Sharkninja Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	395
Total investments	44,251
Investment, Identifier [Axis]: Non-U.S. equities | Shell Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	45,921
Total investments	1,692,380
Investment, Identifier [Axis]: Non-U.S. equities | Shenzhen Inovance Technology C
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	20,032
Total investments	215,935
Investment, Identifier [Axis]: Non-U.S. equities | Shenzhen Mindray Bio-Medical E
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	22,227
Total investments	605,753
Investment, Identifier [Axis]: Non-U.S. equities | Shenzhen Yuto Packaging Techno
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	50,336
Total investments	205,361
Investment, Identifier [Axis]: Non-U.S. equities | Shenzhou International Group H
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	40,649
Total investments	319,612
Investment, Identifier [Axis]: Non-U.S. equities | Shibaura Machine Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	799
Total investments	21,842
Investment, Identifier [Axis]: Non-U.S. equities | Shibaura Mechatronics Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	599
Total investments	72,408
Investment, Identifier [Axis]: Non-U.S. equities | Shibuya Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,398
Total investments	30,686
Investment, Identifier [Axis]: Non-U.S. equities | Shikoku Bank Ltd/The
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	5,193
Total investments	58,248
Investment, Identifier [Axis]: Non-U.S. equities | Shimadzu Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	75,451
Total investments	2,006,327
Investment, Identifier [Axis]: Non-U.S. equities | Shimamura Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	999
Total investments	65,119
Investment, Identifier [Axis]: Non-U.S. equities | Shimizu Bank Ltd/The
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	3,096
Total investments	48,018
Investment, Identifier [Axis]: Non-U.S. equities | Shin Maint Holdings Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	6,192
Total investments	47,011
Investment, Identifier [Axis]: Non-U.S. equities | Shin-Etsu Chemical Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	57,710
Total investments	1,794,126
Investment, Identifier [Axis]: Non-U.S. equities | Shizuoka Gas Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	4,894
Total investments	37,466
Investment, Identifier [Axis]: Non-U.S. equities | Shofu Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	10,287
Total investments	119,773
Investment, Identifier [Axis]: Non-U.S. equities | Shopify Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	17,529
Total investments	2,821,845
Investment, Identifier [Axis]: Non-U.S. equities | Siemens Ag
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	3,342
Total investments	938,664
Investment, Identifier [Axis]: Non-U.S. equities | Siemens Energy Ag
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	68,499
Total investments	9,686,068
Investment, Identifier [Axis]: Non-U.S. equities | Siemens Healthineers Ag
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	31,581
Total investments	1,666,095
Investment, Identifier [Axis]: Non-U.S. equities | Sig Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	240,500
Total investments	32,478
Investment, Identifier [Axis]: Non-U.S. equities | Singapore Land Group Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	10,886
Total investments	26,581
Investment, Identifier [Axis]: Non-U.S. equities | Sinko Industries Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,198
Total investments	10,827
Investment, Identifier [Axis]: Non-U.S. equities | Sitoy Group Holdings Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	121,846
Total investments	8,140
Investment, Identifier [Axis]: Non-U.S. equities | Sjf Bank A/S
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	752
Total investments	44,109
Investment, Identifier [Axis]: Non-U.S. equities | Sk Hynix Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	10,963
Total investments	4,954,362
Investment, Identifier [Axis]: Non-U.S. equities | Sk Square Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	3,877
Total investments	990,354
Investment, Identifier [Axis]: Non-U.S. equities | Skan Group Ag
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,133
Total investments	75,481
Investment, Identifier [Axis]: Non-U.S. equities | Sks Technologies Group Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	11,940
Total investments	32,087
Investment, Identifier [Axis]: Non-U.S. equities | Sm Entertainment Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2,601
Total investments	243,724
Investment, Identifier [Axis]: Non-U.S. equities | Sma Solar Technology Ag
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	665
Total investments	26,623
Investment, Identifier [Axis]: Non-U.S. equities | Smart-Core Holdings Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	59,924
Total investments	16,168
Investment, Identifier [Axis]: Non-U.S. equities | Smk Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	899
Total investments	15,134
Investment, Identifier [Axis]: Non-U.S. equities | Sms Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	14,781
Total investments	127,307
Investment, Identifier [Axis]: Non-U.S. equities | Social Housing Reit Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	96,105
Total investments	89,193
Investment, Identifier [Axis]: Non-U.S. equities | Societe Generale Sa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	17,629
Total investments	1,422,799
Investment, Identifier [Axis]: Non-U.S. equities | Socionext Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	26,167
Total investments	365,514
Investment, Identifier [Axis]: Non-U.S. equities | Softcreate Holdings Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	3,496
Total investments	48,126
Investment, Identifier [Axis]: Non-U.S. equities | Sol Spa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,763
Total investments	101,341
Investment, Identifier [Axis]: Non-U.S. equities | Somec Spa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	567
Total investments	9,894
Investment, Identifier [Axis]: Non-U.S. equities | Sompo Holdings Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	53,623
Total investments	1,825,476
Investment, Identifier [Axis]: Non-U.S. equities | Sonova Holding Ag
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2,393
Total investments	625,578
Investment, Identifier [Axis]: Non-U.S. equities | Sony Group Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	88,807
Total investments	2,279,889
Investment, Identifier [Axis]: Non-U.S. equities | Sophia Genetics Sa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	34,352
Total investments	160,425
Investment, Identifier [Axis]: Non-U.S. equities | South Bow Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	13,892
Total investments	381,605
Investment, Identifier [Axis]: Non-U.S. equities | Southern Cross Media Group Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	37,780
Total investments	19,903
Investment, Identifier [Axis]: Non-U.S. equities | Spie Sa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	23,720
Total investments	1,372,284
Investment, Identifier [Axis]: Non-U.S. equities | Spirax Group Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	6,874
Total investments	630,597
Investment, Identifier [Axis]: Non-U.S. equities | Spotify Technology Sa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	5,950
Total investments	3,455,456
Investment, Identifier [Axis]: Non-U.S. equities | Ssab Ab
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	45,924
Total investments	347,015
Investment, Identifier [Axis]: Non-U.S. equities | Sse Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	34,877
Total investments	1,022,201
Investment, Identifier [Axis]: Non-U.S. equities | Steris Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	437
Total investments	110,888
Investment, Identifier [Axis]: Non-U.S. equities | Sto Se & Co Kgaa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	186
Total investments	26,442
Investment, Identifier [Axis]: Non-U.S. equities | Storagevault Canada Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	73,204
Total investments	249,400
Investment, Identifier [Axis]: Non-U.S. equities | Strike Group Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	4,295
Total investments	112,882
Investment, Identifier [Axis]: Non-U.S. equities | Structure Therapeutics Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	12,283
Total investments	854,279
Investment, Identifier [Axis]: Non-U.S. equities | Subsea 7 Sa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	19,817
Total investments	399,213
Investment, Identifier [Axis]: Non-U.S. equities | Sumitomo Chemical Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	11,785
Total investments	33,503
Investment, Identifier [Axis]: Non-U.S. equities | Sumitomo Heavy Industries Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	6,991
Total investments	185,054
Investment, Identifier [Axis]: Non-U.S. equities | Sumitomo Mitsui Financial Grou
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	68,175
Total investments	2,192,557
Investment, Identifier [Axis]: Non-U.S. equities | Sumitomo Pharma Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	12,584
Total investments	186,098
Investment, Identifier [Axis]: Non-U.S. equities | Sumitomo Seika Chemicals Co Lt
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	4,095
Total investments	141,070
Investment, Identifier [Axis]: Non-U.S. equities | Sun* Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	22,372
Total investments	64,084
Investment, Identifier [Axis]: Non-U.S. equities | Suncor Energy Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	27,729
Total investments	1,232,340
Investment, Identifier [Axis]: Non-U.S. equities | Super Group Sghc Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	5,479
Total investments	65,475
Investment, Identifier [Axis]: Non-U.S. equities | Suzuken Co Ltd/Aichi Japan
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	7,890
Total investments	308,614
Investment, Identifier [Axis]: Non-U.S. equities | Suzuki Motor Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	163,661
Total investments	2,437,503
Investment, Identifier [Axis]: Non-U.S. equities | Svedbergs Group Ab
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	8,266
Total investments	61,148
Investment, Identifier [Axis]: Non-U.S. equities | Swiggy Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	49,367
Total investments	212,149
Investment, Identifier [Axis]: Non-U.S. equities | Swissquote Group Holding Sa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,110
Total investments	682,075
Investment, Identifier [Axis]: Non-U.S. equities | Syensqo Sa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,640
Total investments	132,047
Investment, Identifier [Axis]: Non-U.S. equities | Symrise Ag
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	10,125
Total investments	819,045
Investment, Identifier [Axis]: Non-U.S. equities | Syncona Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	77,345
Total investments	98,832
Investment, Identifier [Axis]: Non-U.S. equities | System Support Holdings Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	6,991
Total investments	64,495
Investment, Identifier [Axis]: Non-U.S. equities | Systena Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	14,482
Total investments	47,489
Investment, Identifier [Axis]: Non-U.S. equities | Tai Sin Electric Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	34,856
Total investments	16,127
Investment, Identifier [Axis]: Non-U.S. equities | Taiheiyo Cement Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	20,274
Total investments	502,252
Investment, Identifier [Axis]: Non-U.S. equities | Taiho Kogyo Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	4,694
Total investments	24,437
Investment, Identifier [Axis]: Non-U.S. equities | Taisei Lamick Group Head Quart
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	699
Total investments	11,842
Investment, Identifier [Axis]: Non-U.S. equities | Taiwan Semiconductor Manufactu
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	362,538
Total investments	28,981,911
Investment, Identifier [Axis]: Non-U.S. equities | Taiyo Yuden Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2,597
Total investments	58,645
Investment, Identifier [Axis]: Non-U.S. equities | Takashimaya Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	27,266
Total investments	285,536
Investment, Identifier [Axis]: Non-U.S. equities | Takeuchi Manufacturing Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	4,095
Total investments	176,338
Investment, Identifier [Axis]: Non-U.S. equities | Takihyo Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	999
Total investments	14,438
Investment, Identifier [Axis]: Non-U.S. equities | Tanabe Engineering Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	799
Total investments	13,355
Investment, Identifier [Axis]: Non-U.S. equities | Taoka Chemical Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,298
Total investments	10,238
Investment, Identifier [Axis]: Non-U.S. equities | Tata Consultancy Services Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	10,185
Total investments	363,338
Investment, Identifier [Axis]: Non-U.S. equities | Tatton Asset Management Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	8,226
Total investments	73,021
Investment, Identifier [Axis]: Non-U.S. equities | Taylor Maritime Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	9,884
Total investments	8,428
Investment, Identifier [Axis]: Non-U.S. equities | Tecan Group Ag
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2,091
Total investments	339,210
Investment, Identifier [Axis]: Non-U.S. equities | Techmatrix Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	14,082
Total investments	209,960
Investment, Identifier [Axis]: Non-U.S. equities | Technip Energies Nv
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,757
Total investments	67,014
Investment, Identifier [Axis]: Non-U.S. equities | Technipfmc Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	8,658
Total investments	385,800
Investment, Identifier [Axis]: Non-U.S. equities | Technogym Spa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	7,211
Total investments	136,687
Investment, Identifier [Axis]: Non-U.S. equities | Technology One Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	3,804
Total investments	70,930
Investment, Identifier [Axis]: Non-U.S. equities | Technoprobe Spa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2,894
Total investments	41,471
Investment, Identifier [Axis]: Non-U.S. equities | Technotrans Se
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	350
Total investments	14,081
Investment, Identifier [Axis]: Non-U.S. equities | Techtronic Industries Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	110,636
Total investments	1,277,849
Investment, Identifier [Axis]: Non-U.S. equities | Tecsys Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2,093
Total investments	46,807
Investment, Identifier [Axis]: Non-U.S. equities | Temairazu Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	3,595
Total investments	70,650
Investment, Identifier [Axis]: Non-U.S. equities | Temenos Ag
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	800
Total investments	80,378
Investment, Identifier [Axis]: Non-U.S. equities | Tencent Holdings Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	170,923
Total investments	13,153,834
Investment, Identifier [Axis]: Non-U.S. equities | Tencent Music Entertainment Gr
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	19,576
Total investments	343,172
Investment, Identifier [Axis]: Non-U.S. equities | Terumo Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	59,903
Total investments	867,518
Investment, Identifier [Axis]: Non-U.S. equities | Tesco Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	245,074
Total investments	1,456,334
Investment, Identifier [Axis]: Non-U.S. equities | Teva Pharmaceutical Industries
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	28,285
Total investments	882,769
Investment, Identifier [Axis]: Non-U.S. equities | Tgs Asa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	51,197
Total investments	465,183
Investment, Identifier [Axis]: Non-U.S. equities | Thales Sa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	3,764
Total investments	1,015,753
Investment, Identifier [Axis]: Non-U.S. equities | Thinkific Labs Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	6,492
Total investments	9,188
Investment, Identifier [Axis]: Non-U.S. equities | Thyssenkrupp Ag
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	22,211
Total investments	241,918
Investment, Identifier [Axis]: Non-U.S. equities | Tingyi Cayman Islands Holding
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	101,871
Total investments	154,309
Investment, Identifier [Axis]: Non-U.S. equities | Tk Group Holdings Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	63,919
Total investments	20,859
Investment, Identifier [Axis]: Non-U.S. equities | Tkc Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	400
Total investments	10,985
Investment, Identifier [Axis]: Non-U.S. equities | Tkms Ag& Co Kgaa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	540
Total investments	41,945
Investment, Identifier [Axis]: Non-U.S. equities | Tocalo Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	899
Total investments	12,754
Investment, Identifier [Axis]: Non-U.S. equities | Tokai Carbon Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	8,290
Total investments	51,257
Investment, Identifier [Axis]: Non-U.S. equities | Tokyo Kiraboshi Financial Grou
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	7,091
Total investments	393,582
Investment, Identifier [Axis]: Non-U.S. equities | Tokyo Seimitsu Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	5,793
Total investments	410,397
Investment, Identifier [Axis]: Non-U.S. equities | Tokyo Tatemono Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	15,780
Total investments	356,988
Investment, Identifier [Axis]: Non-U.S. equities | Tomato Bank Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	7,091
Total investments	67,226
Investment, Identifier [Axis]: Non-U.S. equities | Tomtom Nv
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	15,586
Total investments	100,130
Investment, Identifier [Axis]: Non-U.S. equities | Topy Industries Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2,796
Total investments	55,217
Investment, Identifier [Axis]: Non-U.S. equities | Toronto Dominion Bank
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	16,214
Total investments	1,530,104
Investment, Identifier [Axis]: Non-U.S. equities | Torrent Pharmaceuticals Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	4,876
Total investments	208,857
Investment, Identifier [Axis]: Non-U.S. equities | Toshiba Tec Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	5,193
Total investments	90,785
Investment, Identifier [Axis]: Non-U.S. equities | Tosho Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	13,383
Total investments	66,597
Investment, Identifier [Axis]: Non-U.S. equities | Totalenergies Se
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	27,989
Total investments	1,827,324
Investment, Identifier [Axis]: Non-U.S. equities | Toto Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	6,292
Total investments	173,975
Investment, Identifier [Axis]: Non-U.S. equities | Totvs Sa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	27,222
Total investments	209,040
Investment, Identifier [Axis]: Non-U.S. equities | Towa Bank Ltd/The
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	6,092
Total investments	41,860
Investment, Identifier [Axis]: Non-U.S. equities | Tower Semiconductor Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2,236
Total investments	262,572
Investment, Identifier [Axis]: Non-U.S. equities | Toyo Kanetsu Kk
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,997
Total investments	31,617
Investment, Identifier [Axis]: Non-U.S. equities | Toyo Suisan Kaisha Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	22,326
Total investments	1,531,209
Investment, Identifier [Axis]: Non-U.S. equities | Toyo Tire Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	17,578
Total investments	486,138
Investment, Identifier [Axis]: Non-U.S. equities | Toyota Boshoku Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	12,684
Total investments	203,355
Investment, Identifier [Axis]: Non-U.S. equities | Transat A T Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	10
Total investments	18
Investment, Identifier [Axis]: Non-U.S. equities | Trelleborg Ab
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	4,925
Total investments	209,784
Investment, Identifier [Axis]: Non-U.S. equities | Trevi - Finanziaria Industrial
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	127,381
Total investments	94,998
Investment, Identifier [Axis]: Non-U.S. equities | Trinity Industrial Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	3,895
Total investments	32,230
Investment, Identifier [Axis]: Non-U.S. equities | Trip.Com Group Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	21,179
Total investments	1,507,466
Investment, Identifier [Axis]: Non-U.S. equities | Trivago Nv
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	5,941
Total investments	17,230
Investment, Identifier [Axis]: Non-U.S. equities | Troax Group Ab
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	7,362
Total investments	118,984
Investment, Identifier [Axis]: Non-U.S. equities | Truly International Holdings Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	555,298
Total investments	77,050
Investment, Identifier [Axis]: Non-U.S. equities | Trusco Nakayama Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	8,389
Total investments	128,668
Investment, Identifier [Axis]: Non-U.S. equities | Trustpilot Group Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	99,473
Total investments	219,962
Investment, Identifier [Axis]: Non-U.S. equities | Ts Lines Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	19,975
Total investments	21,249
Investment, Identifier [Axis]: Non-U.S. equities | Tsutsumi Jewelry Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,898
Total investments	30,847
Investment, Identifier [Axis]: Non-U.S. equities | Tvs Motor Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	35,425
Total investments	336,154
Investment, Identifier [Axis]: Non-U.S. equities | Ubicom Holdings Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	6,791
Total investments	45,191
Investment, Identifier [Axis]: Non-U.S. equities | Ubisoft Entertainment Sa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	26,089
Total investments	197,385
Investment, Identifier [Axis]: Non-U.S. equities | Ubs Group Ag
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	120,743
Total investments	5,632,907
Investment, Identifier [Axis]: Non-U.S. equities | Ueki Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	599
Total investments	10,387
Investment, Identifier [Axis]: Non-U.S. equities | Ulvac Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2,796
Total investments	126,313
Investment, Identifier [Axis]: Non-U.S. equities | Umicore Sa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	17,805
Total investments	374,298
Investment, Identifier [Axis]: Non-U.S. equities | Unicaja Banco Sa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	176,097
Total investments	574,539
Investment, Identifier [Axis]: Non-U.S. equities | Unilever Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	38,460
Total investments	2,513,870
Investment, Identifier [Axis]: Non-U.S. equities | Unimicron Technology Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	43,850
Total investments	307,032
Investment, Identifier [Axis]: Non-U.S. equities | Unipres Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	4,095
Total investments	33,491
Investment, Identifier [Axis]: Non-U.S. equities | United Arrows Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,398
Total investments	21,909
Investment, Identifier [Axis]: Non-U.S. equities | United Internet Ag
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2,462
Total investments	80,033
Investment, Identifier [Axis]: Non-U.S. equities | Unitronics
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	8,026
Total investments	57,919
Investment, Identifier [Axis]: Non-U.S. equities | Universal Microwave Technology
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	16,979
Total investments	366,908
Investment, Identifier [Axis]: Non-U.S. equities | Universal Music Group Nv
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	49,268
Total investments	1,286,282
Investment, Identifier [Axis]: Non-U.S. equities | Uno Minda Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	15,495
Total investments	221,671
Investment, Identifier [Axis]: Non-U.S. equities | Uol Group Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	62,621
Total investments	425,588
Investment, Identifier [Axis]: Non-U.S. equities | Urbana Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	4,494
Total investments	30,000
Investment, Identifier [Axis]: Non-U.S. equities | Uss Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	32,259
Total investments	353,371
Investment, Identifier [Axis]: Non-U.S. equities | Valeo Se
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	44,654
Total investments	610,179
Investment, Identifier [Axis]: Non-U.S. equities | Valmet Oyj
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	7,597
Total investments	252,782
Investment, Identifier [Axis]: Non-U.S. equities | Valor Holdings Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2,197
Total investments	47,240
Investment, Identifier [Axis]: Non-U.S. equities | Valuecommerce Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	8,090
Total investments	34,321
Investment, Identifier [Axis]: Non-U.S. equities | Valuemax Group Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	23,370
Total investments	17,810
Investment, Identifier [Axis]: Non-U.S. equities | Vault Minerals Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	50,577
Total investments	184,151
Investment, Identifier [Axis]: Non-U.S. equities | Vector Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	11,985
Total investments	91,906
Investment, Identifier [Axis]: Non-U.S. equities | Vedant Fashions Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	13,480
Total investments	87,302
Investment, Identifier [Axis]: Non-U.S. equities | Ventia Services Group Pty Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	38,948
Total investments	154,535
Investment, Identifier [Axis]: Non-U.S. equities | Venture Corp Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	7,291
Total investments	85,834
Investment, Identifier [Axis]: Non-U.S. equities | Vicom Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	11,186
Total investments	14,265
Investment, Identifier [Axis]: Non-U.S. equities | Victory Giant Technology Huizh
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	6,642
Total investments	273,349
Investment, Identifier [Axis]: Non-U.S. equities | Viel & Cie Sa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2,630
Total investments	52,503
Investment, Identifier [Axis]: Non-U.S. equities | Viking Line Abp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	28
Total investments	703
Investment, Identifier [Axis]: Non-U.S. equities | Virbac Saca
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,284
Total investments	539,266
Investment, Identifier [Axis]: Non-U.S. equities | Viridien
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	832
Total investments	96,145
Investment, Identifier [Axis]: Non-U.S. equities | Visional Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2,397
Total investments	153,075
Investment, Identifier [Axis]: Non-U.S. equities | Vista Energy Sab De Cv
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	4,594
Total investments	223,553
Investment, Identifier [Axis]: Non-U.S. equities | Vivendi Se
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	65,166
Total investments	181,079
Investment, Identifier [Axis]: Non-U.S. equities | Voestalpine Ag
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	12,675
Total investments	562,398
Investment, Identifier [Axis]: Non-U.S. equities | Volvo Car Ab
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	29,651
Total investments	98,741
Investment, Identifier [Axis]: Non-U.S. equities | Vz Holding Ag
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	979
Total investments	184,572
Investment, Identifier [Axis]: Non-U.S. equities | Wacom Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	22,072
Total investments	113,920
Investment, Identifier [Axis]: Non-U.S. equities | Wadakohsan Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,598
Total investments	17,474
Investment, Identifier [Axis]: Non-U.S. equities | Warabeya Nichiyo Holdings Co L
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,198
Total investments	25,117
Investment, Identifier [Axis]: Non-U.S. equities | Warehouses De Pauw Cva
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	6,876
Total investments	178,639
Investment, Identifier [Axis]: Non-U.S. equities | Waste Connections Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	10,103
Total investments	1,771,613
Investment, Identifier [Axis]: Non-U.S. equities | Watches Of Switzerland Group P
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	40,508
Total investments	258,259
Investment, Identifier [Axis]: Non-U.S. equities | Wave Life Sciences Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	6,658
Total investments	113,182
Investment, Identifier [Axis]: Non-U.S. equities | Weatherford International Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	6,833
Total investments	534,713
Investment, Identifier [Axis]: Non-U.S. equities | Webuild Spa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	38,886
Total investments	156,281
Investment, Identifier [Axis]: Non-U.S. equities | Weichai Power Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	85,708
Total investments	207,566
Investment, Identifier [Axis]: Non-U.S. equities | Weir Group Plc/The
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	11,908
Total investments	455,838
Investment, Identifier [Axis]: Non-U.S. equities | Wereldhave Belgium Comm Va
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	237
Total investments	14,734
Investment, Identifier [Axis]: Non-U.S. equities | West African Resources Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	38,126
Total investments	76,273
Investment, Identifier [Axis]: Non-U.S. equities | White Mountains Insurance Grou
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	294
Total investments	610,094
Investment, Identifier [Axis]: Non-U.S. equities | Whitehaven Coal Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	43,245
Total investments	223,496
Investment, Identifier [Axis]: Non-U.S. equities | Wickes Group Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	26,088
Total investments	82,461
Investment, Identifier [Axis]: Non-U.S. equities | Wiwynn Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	4,983
Total investments	711,280
Investment, Identifier [Axis]: Non-U.S. equities | Wus Printed Circuit Kunshan Co
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	50,734
Total investments	530,491
Investment, Identifier [Axis]: Non-U.S. equities | Wuxi Apptec Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	23,520
Total investments	298,247
Investment, Identifier [Axis]: Non-U.S. equities | Wuxi Xdc Cayman Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	34,383
Total investments	268,356
Investment, Identifier [Axis]: Non-U.S. equities | Xenon Pharmaceuticals Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,035
Total investments	46,369
Investment, Identifier [Axis]: Non-U.S. equities | Xiamen Tungsten Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	37,153
Total investments	218,299
Investment, Identifier [Axis]: Non-U.S. equities | Xin Point Holdings Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	169,785
Total investments	83,546
Investment, Identifier [Axis]: Non-U.S. equities | Xps Pensions Group Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	22,523
Total investments	102,696
Investment, Identifier [Axis]: Non-U.S. equities | Xrf Scientific Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	14,067
Total investments	19,324
Investment, Identifier [Axis]: Non-U.S. equities | Yagami Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	499
Total investments	14,559
Investment, Identifier [Axis]: Non-U.S. equities | Yamabiko Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	799
Total investments	15,149
Investment, Identifier [Axis]: Non-U.S. equities | Yamada Consulting Group Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,498
Total investments	16,898
Investment, Identifier [Axis]: Non-U.S. equities | Yamagata Bank Ltd/The
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	6,991
Total investments	86,261
Investment, Identifier [Axis]: Non-U.S. equities | Yamaguchi Financial Group Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	5,693
Total investments	77,105
Investment, Identifier [Axis]: Non-U.S. equities | Yamaha Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	4,494
Total investments	31,325
Investment, Identifier [Axis]: Non-U.S. equities | Yamaichi Electronics Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,798
Total investments	67,094
Investment, Identifier [Axis]: Non-U.S. equities | Yangzijiang Financial Holding
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	957,390
Total investments	297,789
Investment, Identifier [Axis]: Non-U.S. equities | Yangzijiang Maritime Development
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	957,390
Total investments	461,572
Investment, Identifier [Axis]: Non-U.S. equities | Yantai Jereh Oilfield Services
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	24,869
Total investments	252,061
Investment, Identifier [Axis]: Non-U.S. equities | Yaskawa Electric Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2,197
Total investments	66,669
Investment, Identifier [Axis]: Non-U.S. equities | Yokowo Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	14,881
Total investments	214,277
Investment, Identifier [Axis]: Non-U.S. equities | Yoshicon Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	899
Total investments	16,688
Investment, Identifier [Axis]: Non-U.S. equities | Yossix Holdings Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2,197
Total investments	41,437
Investment, Identifier [Axis]: Non-U.S. equities | Yougov Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	44,593
Total investments	153,847
Investment, Identifier [Axis]: Non-U.S. equities | Yue Yuen Industrial Holdings Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	75,904
Total investments	155,738
Investment, Identifier [Axis]: Non-U.S. equities | Yunnan Aluminium Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	85,991
Total investments	404,106
Investment, Identifier [Axis]: Non-U.S. equities | Yutong Bus Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	55,112
Total investments	257,889
Investment, Identifier [Axis]: Non-U.S. equities | Zacros Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	5,593
Total investments	41,212
Investment, Identifier [Axis]: Non-U.S. equities | Zalando Se
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	45,205
Total investments	1,345,329
Investment, Identifier [Axis]: Non-U.S. equities | Zeal Network Se
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	231
Total investments	14,252
Investment, Identifier [Axis]: Non-U.S. equities | Zealand Pharma A/S
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	4,076
Total investments	298,914
Investment, Identifier [Axis]: Non-U.S. equities | Zenkoku Hosho Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	7,590
Total investments	151,135
Investment, Identifier [Axis]: Non-U.S. equities | Zepp Health Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2,457
Total investments	66,189
Investment, Identifier [Axis]: Non-U.S. equities | Zeria Pharmaceutical Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	12,085
Total investments	161,829
Investment, Identifier [Axis]: Non-U.S. equities | Zhejiang Dingli Machinery Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	22,871
Total investments	185,374
Investment, Identifier [Axis]: Non-U.S. equities | Zhongji Innolight Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	4,983
Total investments	434,970
Investment, Identifier [Axis]: Non-U.S. equities | Zijin Mining Group Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	83,715
Total investments	383,537
Investment, Identifier [Axis]: Non-U.S. equities | Zip Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	39,711
Total investments	87,123
Investment, Identifier [Axis]: Non-U.S. equities | Zozo Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	87,811
Total investments	723,236
Investment, Identifier [Axis]: Non-U.S. equities | Zurich Insurance Group Ag
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2,799
Total investments	2,125,977
Investment, Identifier [Axis]: Other investment liabilities | Payable in Brazil Real
EBP, Schedule of Asset Held for Investment [Line Items]
Total Other investment liabilities	(1,411)
Investment, Identifier [Axis]: Other investment liabilities | Payable in Canadian Dollar
EBP, Schedule of Asset Held for Investment [Line Items]
Total Other investment liabilities	(3,956)
Investment, Identifier [Axis]: Other investment liabilities | Payable in Czech Koruna
EBP, Schedule of Asset Held for Investment [Line Items]
Total Other investment liabilities	(1,748)
Investment, Identifier [Axis]: Other investment liabilities | Payable in Euro
EBP, Schedule of Asset Held for Investment [Line Items]
Total Other investment liabilities	(97,196)
Investment, Identifier [Axis]: Other investment liabilities | Payable in Japanese Yen
EBP, Schedule of Asset Held for Investment [Line Items]
Total Other investment liabilities	(24,951)
Investment, Identifier [Axis]: Other investment liabilities | Payable in Pound Sterling
EBP, Schedule of Asset Held for Investment [Line Items]
Total Other investment liabilities	(23,520)
Investment, Identifier [Axis]: Other investment liabilities | Payable in Swedish Krona
EBP, Schedule of Asset Held for Investment [Line Items]
Total Other investment liabilities	(49,376)
Investment, Identifier [Axis]: Other investment liabilities | Payable in U.S. Dollar
EBP, Schedule of Asset Held for Investment [Line Items]
Total Other investment liabilities	(209,422)
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | Abbvie Inc Smr
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	249,504
Total investments	$ 242,196
Interest rate	3.20%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | Abbvie Inc Sr Unsec
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 149,702
Total investments	$ 153,524
Interest rate	4.80%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | Advent Health System
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 598,810
Total investments	$ 569,338
Interest rate	2.95%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | Aercap Ireland Cap/Globa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 399,207
Total investments	$ 398,528
Interest rate	1.75%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | Aercap Ireland Cap/Globa Sr Unsec Smr
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 149,702
Total investments	$ 145,226
Interest rate	3.00%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | Allya 2024-2 A3
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 406,787
Total investments	$ 407,556
Interest rate	4.14%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | American Electric Power Sr Unsec
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 798,413
Total investments	$ 840,404
Interest rate	5.62%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | American Homes 4 Rent Sr Unsec
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 499,008
Total investments	$ 500,555
Interest rate	4.25%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | Andrew W Mellon Foundati Unsec
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 1,197,620
Total investments	$ 1,144,926
Interest rate	0.95%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | Anthem Inc Sr Unsec
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 59,881
Total investments	$ 58,344
Interest rate	4.10%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | Anthem Inc Sr Unsec 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 399,207
Total investments	$ 365,055
Interest rate	2.55%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | Aon North America Inc Sr Unsec Smr
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 169,663
Total investments	$ 174,706
Interest rate	5.15%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | At&T Inc Sr Unsec 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 249,504
Total investments	$ 249,826
Interest rate	4.10%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | At&T Inc Sr Unsec 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 79,841
Total investments	$ 78,068
Interest rate	2.30%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | Avangrid Inc Sr Unsec
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 598,810
Total investments	$ 591,651
Interest rate	3.80%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | Bacct 2023-A2 A2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 499,008
Total investments	$ 504,323
Interest rate	4.98%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | Banco Santander Sa Sr-Non-Preferred
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 199,603
Total investments	$ 199,734
Interest rate	4.17%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | Bank Of America Corp Sr Unsec Sofr
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 2,275,477
Total investments	$ 2,122,566
Interest rate	2.59%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | Bank Of America Corp Sr Unsec Sofr 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 499,008
Total investments	$ 496,711
Interest rate	1.66%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | Barclays Plc Sr Unsec Sofr
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 998,016
Total investments	$ 1,039,543
Interest rate	5.69%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | Bayer Us Finance Ii Llc Sr Unsec 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 399,207
Total investments	$ 400,048
Interest rate	4.38%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | Beignet Investor Llc Sec 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 1,896,231
Total investments	$ 2,010,871
Interest rate	6.58%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | Bnp Paribas Sr Non-Prefer 144A Sofr
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 748,512
Total investments	$ 709,619
Interest rate	3.05%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | Boeing Co Sr Unsec
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 39,921
Total investments	$ 41,073
Interest rate	5.15%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | Boeing Co/The Sr Unsec
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 79,841
Total investments	$ 88,548
Interest rate	6.53%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | Bpce Sa Sr Non Pref 144A Sofr
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 399,207
Total investments	$ 406,860
Interest rate	6.61%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | Brookfield Finance Inc Sr Unsec
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 798,413
Total investments	$ 802,258
Interest rate	4.35%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | Carmx 2022-4 A3
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 99,819
Total investments	$ 100,108
Interest rate	5.34%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | Cash Collateral Cme Rdr Usd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 110,780
Total investments	$ 110,780
Interest rate	3.44%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | Cash Collateral Fut Rdr Usd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 403,199
Total investments	$ 403,199
Interest rate	3.44%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | Cash Collateral Lch Rdr Usd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 247,508
Total investments	$ 247,508
Interest rate	3.44%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | Centrally Cleared Swaps (Due To) / Due From Broker
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	$ (122,499)
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | Charles Schwab Corp Sr Unsec
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	329,345
Total investments	$ 298,621
Interest rate	2.30%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | Cheniere Energy Partners Sr Unsec 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 59,881
Total investments	$ 61,412
Interest rate	5.55%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | Cigna Corp Sr Unsec Smr
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 49,901
Total investments	$ 50,377
Interest rate	4.38%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | Collective U.S. Gov'T Stif 15
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 238,907
Total investments	$ 238,907
Interest rate	3.64%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | Constellation Brands Inc Sr Unsec
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 79,841
Total investments	$ 80,189
Interest rate	4.35%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | Constellation En Gen Llc Sr Unsec
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 499,008
Total investments	$ 515,227
Interest rate	5.60%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | Consumers Energy Co 1St Mortgage
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 299,405
Total investments	$ 307,551
Interest rate	4.90%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | Coterra Energy Inc Sr Unsec 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 339,326
Total investments	$ 338,288
Interest rate	3.90%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | Coterra Energy Inc Sr Unsec 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 79,841
Total investments	$ 80,193
Interest rate	4.38%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | Cvs Health Corp Sr Unsec 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 259,484
Total investments	$ 258,239
Interest rate	3.62%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | Cvs Health Corp Sr Unsec 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 29,940
Total investments	$ 29,267
Interest rate	3.75%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | Cvs Health Corp Sr Unsec Smr
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 169,663
Total investments	$ 170,310
Interest rate	4.30%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | Dcent 2023-A2 A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 499,008
Total investments	$ 501,585
Interest rate	4.93%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | Dell Int Llc / Emc Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 299,405
Total investments	$ 300,853
Interest rate	4.90%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | Denver Schs-B-Ref-Txb
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 698,611
Total investments	$ 676,398
Interest rate	4.24%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | Deutsche Bank Ny Sofr
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 998,016
Total investments	$ 917,765
Interest rate	3.04%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | Devon Energy Corporation Sr Unsec Smr
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 29,940
Total investments	$ 29,903
Interest rate	5.20%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | Diamondback Energy Inc Sr Unsec 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 139,722
Total investments	$ 138,773
Interest rate	3.25%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | Diamondback Energy Inc Sr Unsec 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 159,683
Total investments	$ 155,108
Interest rate	3.50%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | Diamondback Energy Inc Sr Unsec 3
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 39,921
Total investments	$ 37,380
Interest rate	3.12%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | Eli Lilly & Co Sr Unsec
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 169,663
Total investments	$ 172,973
Interest rate	4.50%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | Eli Lilly & Co Sr Unsec 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 239,524
Total investments	$ 243,327
Interest rate	4.70%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | Eli Lilly & Co Sr Unsec 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 39,921
Total investments	$ 40,392
Interest rate	4.20%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | Emory University Unsec
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 1,297,421
Total investments	$ 1,189,785
Interest rate	2.14%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | Energy Transfer Operatng Sr Unsec
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 249,504
Total investments	$ 243,158
Interest rate	3.75%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | Energy Transfer Operatng Sr Unsec 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 239,524
Total investments	$ 243,611
Interest rate	4.95%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | Equitable Financial Life Sec 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 698,611
Total investments	$ 666,082
Interest rate	1.80%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | Fh Arm 1Q1534 H15T1Y+223.141 10.298
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 126,810
Total investments	$ 131,070
Interest rate	6.38%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | Fhlmc Gold 30Yr #Q3-7305
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 867,458
Total investments	$ 794,515
Interest rate	3.00%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | Fhlmc Gold 30Yr Gnt #G0-8687
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 461,496
Total investments	$ 438,881
Interest rate	3.50%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | Fhlmc Gold 30Yr Gnt #G0-8693
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 20,803
Total investments	$ 19,777
Interest rate	3.50%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | Fhlmc Gold 30Yr Gnt #G6-1040
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 1,410,195
Total investments	$ 1,336,782
Interest rate	3.50%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | Fin Fut Sofr 90Day Cme (Wht) 03/17/26
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 6,736,611
Total investments	$ 6,488,198
Interest rate	0.00%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | Fin Fut Us 10Yr Cbt 03/20/26
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ (1,896,231)
Total investments	$ (2,132,075)
Interest rate	6.00%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | Fin Fut Us 2Yr Cbt 03/31/26
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 25,549,219
Total investments	$ 26,671,988
Interest rate	6.00%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | Fin Fut Us 30Yr Cbt 03/20/26
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ (698,611)
Total investments	$ (807,551)
Interest rate	6.00%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | Fin Fut Us 5Yr Cbt 03/31/26
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 14,171,833
Total investments	$ 15,490,477
Interest rate	6.00%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | Fin Fut Us Ultra 10Yr Cbt 03/20/26
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 4,091,867
Total investments	$ 4,706,287
Interest rate	6.00%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | Fin Fut Us Ultra 30Yr Cbt 03/20/26
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ (1,696,628)
Total investments	$ (2,002,021)
Interest rate	6.00%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | Firstenergy Corp Sr Unsec
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 179,643
Total investments	$ 179,064
Interest rate	4.15%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | Fl St Brd Admin Fin-A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 299,405
Total investments	$ 315,031
Interest rate	5.53%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | Florida Power & Light 1St Mtg
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 598,810
Total investments	$ 541,347
Interest rate	2.45%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | Fn 793029 Rfucct6M+159.2Bp 10.869
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 52,657
Total investments	$ 54,027
Interest rate	6.08%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | Fnma P-T Dus #Bl6406
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 299,405
Total investments	$ 290,686
Interest rate	1.63%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | Fnma Pass Thru 15Yr #Al2222
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 12,122
Total investments	$ 12,028
Interest rate	3.00%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | Fnma Pass Thru 15Yr #Fm3869
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 80,099
Total investments	$ 77,723
Interest rate	3.00%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | Fnma Pass Thru 20Yr #256600
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 61
Total investments	$ 62
Interest rate	5.50%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | Fnma Pass Thru 20Yr #257047
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 4,734
Total investments	$ 4,804
Interest rate	5.50%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | Fnma Pass Thru 20Yr #888843
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 518
Total investments	$ 526
Interest rate	5.50%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | Fnma Pass Thru 20Yr #Ad0912
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 18,555
Total investments	$ 18,829
Interest rate	5.50%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | Fnma Pass Thru 20Yr #Ae0787
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 2,897
Total investments	$ 2,939
Interest rate	5.50%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | Fnma Pass Thru 20Yr #Al6938
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 485
Total investments	$ 492
Interest rate	5.50%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | Fnma Pass Thru 20Yr #Ma4202
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 805,828
Total investments	$ 691,594
Interest rate	1.50%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | Fnma Pass Thru 20Yr #Ma4473
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 72,411
Total investments	$ 61,217
Interest rate	1.50%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | Fnma Pass Thru 20Yr #Ma4620
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 112,946
Total investments	$ 108,787
Interest rate	3.50%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | Fnma Pass Thru 20Yr #Ma4643
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 726,174
Total investments	$ 676,703
Interest rate	3.00%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | Fnma Pass Thru 30Yr #357908
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 7,997
Total investments	$ 8,371
Interest rate	5.50%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | Fnma Pass Thru 30Yr #756202
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 6,506
Total investments	$ 6,622
Interest rate	5.50%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | Fnma Pass Thru 30Yr #808040
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 103,728
Total investments	$ 108,566
Interest rate	5.50%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | Fnma Pass Thru 30Yr #817640
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 109,870
Total investments	$ 114,037
Interest rate	5.50%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | Fnma Pass Thru 30Yr #831356
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 55,049
Total investments	$ 57,617
Interest rate	5.50%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | Fnma Pass Thru 30Yr #849299
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 71,850
Total investments	$ 75,205
Interest rate	5.50%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | Fnma Pass Thru 30Yr #865433
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 5,383
Total investments	$ 5,602
Interest rate	5.50%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | Fnma Pass Thru 30Yr #889561
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 64,046
Total investments	$ 66,844
Interest rate	5.50%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | Fnma Pass Thru 30Yr #940765
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 31,144
Total investments	$ 32,562
Interest rate	5.50%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | Fnma Pass Thru 30Yr #995759
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 155,159
Total investments	$ 161,937
Interest rate	5.50%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | Fnma Pass Thru 30Yr #Ad0963
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 23,753
Total investments	$ 24,812
Interest rate	5.50%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | Fnma Pass Thru 30Yr #Al7579
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 54,488
Total investments	$ 57,034
Interest rate	5.50%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | Fnma Pass Thru 30Yr #As0924
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 555,812
Total investments	$ 567,146
Interest rate	5.00%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | Fnma Pass Thru 30Yr #Au5386
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 1,309,681
Total investments	$ 1,212,922
Interest rate	3.00%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | Fnma Pass Thru 30Yr #Bv2616
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 5,262,769
Total investments	$ 4,673,394
Interest rate	3.00%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | Fnma Pass Thru 30Yr #Bv8534
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 2,515,909
Total investments	$ 2,243,687
Interest rate	3.00%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | Fnma Pass Thru 30Yr #Bx8833
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 1,130,774
Total investments	$ 1,138,213
Interest rate	5.00%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | Fnma Pass Thru 30Yr #Cb8226
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 63,597
Total investments	$ 66,408
Interest rate	6.50%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | Fnma Pass Thru 30Yr #Dc3239
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 88,860
Total investments	$ 90,536
Interest rate	5.50%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | Fnma Pass Thru 30Yr #Fm3241
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 1,263,334
Total investments	$ 1,140,071
Interest rate	3.00%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | Fnma Pass Thru 30Yr #Fm8648
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 63,947
Total investments	$ 57,589
Interest rate	3.00%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | Fnma Pass Thru 30Yr #Fm9464
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 322,354
Total investments	$ 291,270
Interest rate	3.00%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | Fnma Pass Thru 30Yr #Ma5027
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 2,617,706
Total investments	$ 2,499,266
Interest rate	4.00%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | Fnma Pass Thru 30Yr #Ma5552
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 2,055,684
Total investments	$ 2,054,019
Interest rate	5.00%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | Fnma Pass Thru 30Yr #Ma5702
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 407,664
Total investments	$ 423,786
Interest rate	6.50%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | Fnma Pass Thru 30Yr #Qe1719
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 966,815
Total investments	$ 921,741
Interest rate	4.00%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | Fnma Pass Thru 30Yr #Qf0152
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 1,052,846
Total investments	$ 1,031,681
Interest rate	4.50%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | Fnma Pass Thru 30Yr #Qf4704
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 840,888
Total investments	$ 856,912
Interest rate	5.50%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | Fnma Pass Thru 30Yr #Sd2410
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 487,975
Total investments	$ 507,553
Interest rate	6.00%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | Fnma Pass Thru 30Yr #Sd3553
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 196,496
Total investments	$ 202,674
Interest rate	6.00%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | Fnma Pass Thru 30Yr #Sd3663
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 769,997
Total investments	$ 787,843
Interest rate	5.50%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | Fnma Pass Thru 30Yr #Sd3838
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 399,549
Total investments	$ 416,079
Interest rate	6.00%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | Fnma Pass Thru 30Yr #Sd4169
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 357,539
Total investments	$ 376,301
Interest rate	6.50%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | Fnma Pass Thru 30Yr #Sd7555
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 515,481
Total investments	$ 465,940
Interest rate	3.00%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | Fnma Pass Thru 30Yr #Sd8265
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 11,026,990
Total investments	$ 10,538,848
Interest rate	4.00%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | Fnma Pass Thru 30Yr #Sd8455
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 896,083
Total investments	$ 931,535
Interest rate	6.50%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | Fnma Pass Thru 30Yr #Sd8507
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 320,151
Total investments	$ 329,008
Interest rate	6.00%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | Fnma Pass Thru 30Yr #Sd8516
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 1,423,253
Total investments	$ 1,462,697
Interest rate	6.00%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | Fnma Pass Thru 30Yr #Sl0589
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 277,915
Total investments	$ 280,059
Interest rate	5.00%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | Fnma Pass Thru 30Yr #Sl0655
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 262,765
Total investments	$ 271,463
Interest rate	6.00%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | Fnma Pass Thru 30Yr #Zt1857
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 962,688
Total investments	$ 958,479
Interest rate	4.50%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | Fnma Tba 4.5% Feb 30Yr
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 2,295,438
Total investments	$ 2,241,844
Interest rate	4.50%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | Gilead Sciences Inc Sr Unsec Smr
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 129,742
Total investments	$ 116,314
Interest rate	1.65%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | Glencore Funding Llc Sr Unsec 144A 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 149,702
Total investments	$ 154,659
Interest rate	5.37%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | Glencore Funding Llc Sr Unsec 144A 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 149,702
Total investments	$ 154,094
Interest rate	5.19%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | Gnma Ii Multpl Sgl 30Yr #786843C
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 76,525
Total investments	$ 68,888
Interest rate	3.00%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | Gnma Ii Multpl Sgl 30Yr #787228C
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 819,094
Total investments	$ 850,618
Interest rate	6.00%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | Gnma Ii Multpl Sgl 30Yr #787236C
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 111,350
Total investments	$ 116,391
Interest rate	6.50%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | Gnma Ii Multpl Sgl 30Yr #Ma4587M
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 366,939
Total investments	$ 354,588
Interest rate	4.00%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | Gnma Ii Multpl Sgl 30Yr #Ma4720M
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 807,599
Total investments	$ 778,586
Interest rate	4.00%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | Gnma Ii Multpl Sgl 30Yr #Ma7137M
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 565,075
Total investments	$ 511,684
Interest rate	3.00%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | Gnma Ii Multpl Sgl 30Yr #Ma7650M
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 613,982
Total investments	$ 553,937
Interest rate	3.00%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | Gnma Ii Multpl Sgl 30Yr #Ma7988M
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 2,966,968
Total investments	$ 2,676,808
Interest rate	3.00%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | Gnma Ii Multpl Sgl 30Yr #Ma8199M
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 1,274,497
Total investments	$ 1,170,265
Interest rate	3.50%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | Gnma Ii Multpl Sgl 30Yr #Ma8268M
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 833,952
Total investments	$ 820,116
Interest rate	4.50%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | Gnma Ii Multpl Sgl 30Yr #Ma8723M
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 318,361
Total investments	$ 303,610
Interest rate	4.00%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | Gnma Ii Multpl Sgl 30Yr #Ma8725M
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 691,172
Total investments	$ 692,469
Interest rate	5.00%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | Gnma Ii Multpl Sgl 30Yr #Ma8726M
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 202,936
Total investments	$ 206,487
Interest rate	5.50%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | Gnma Ii Multpl Sgl 30Yr #Ma8879M
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 218,095
Total investments	$ 221,977
Interest rate	5.50%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | Goldman Sachs Group Inc Sr Unsec
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 898,215
Total investments	$ 897,696
Interest rate	3.85%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | Home Depot Inc Sr Unsec
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 229,544
Total investments	$ 230,513
Interest rate	3.90%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | Ing Groep Nv Sr Unsec
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 499,008
Total investments	$ 497,293
Interest rate	4.05%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | Intercontinentalexchange Sr Unsec
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 39,921
Total investments	$ 40,369
Interest rate	4.60%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | Interstate Power & Light
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 199,603
Total investments	$ 199,561
Interest rate	4.10%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | Jpmorgan Chase & Co Sr Unsec Tsfr3M 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 59,881
Total investments	$ 54,817
Interest rate	2.58%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | Jpmorgan Chase & Co Sr Unsec Tsfr3M 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 2,495,041
Total investments	$ 2,493,947
Interest rate	4.00%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | La Local Govt Envrn-A 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 898,215
Total investments	$ 891,656
Interest rate	4.28%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | La Local Govt Envrn-A 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 299,405
Total investments	$ 299,744
Interest rate	4.14%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | Lazard Group Llc Sr Unsec
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 499,008
Total investments	$ 529,709
Interest rate	6.00%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | Lloyds Banking Group Plc Sr Unsec
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 299,405
Total investments	$ 303,445
Interest rate	4.55%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | Mars Inc Sr Unsec 144A Smr 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 29,940
Total investments	$ 30,848
Interest rate	5.20%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | Mars Inc Sr Unsec 144A Smr 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 219,564
Total investments	$ 226,716
Interest rate	5.00%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | Mcdonald'S Corp Sr Unsec
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 129,742
Total investments	$ 127,505
Interest rate	3.60%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | Micron Technology Inc Sr Unsec
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 69,861
Total investments	$ 74,528
Interest rate	5.88%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | Midamerican Energy Co Sec
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 89,821
Total investments	$ 88,851
Interest rate	3.65%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | Morgan Stanley Sr Unsec
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 568,869
Total investments	$ 567,580
Interest rate	3.62%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | Morgan Stanley Sr Unsec Sofr 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 329,345
Total investments	$ 327,193
Interest rate	3.59%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | Morgan Stanley Sr Unsec Sofr 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 1,347,322
Total investments	$ 1,390,368
Interest rate	5.32%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | National Rural Util Coop Sr Unsec
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 299,405
Total investments	$ 305,282
Interest rate	4.80%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | Natwest Group Plc Sr Unsec
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 698,611
Total investments	$ 700,532
Interest rate	5.85%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | Net Futures Held
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	$ (48,415,303)
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | Net Unsettled Trades
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	(2,209,287)
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | Nomura Holdings Inc Sr Unsec
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	798,413
Total investments	$ 759,816
Interest rate	3.10%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | Nstar Electric Co Sr Unsec
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 399,207
Total investments	$ 411,427
Interest rate	5.60%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | Nvr Inc Sr Unsec
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 798,413
Total investments	$ 756,819
Interest rate	3.00%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | Nyc Transtnl Fin-C3
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 1,746,529
Total investments	$ 1,649,152
Interest rate	3.50%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | Olympus Corp Sr Unsec 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 998,016
Total investments	$ 979,423
Interest rate	2.14%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | Oncor Electric Delivery Sr Sec 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 49,901
Total investments	$ 51,603
Interest rate	5.35%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | Oneok Inc Sr Unsec Smr
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 89,821
Total investments	$ 90,828
Interest rate	5.55%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | Oneok Inc Sr Unsec Smr 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 49,901
Total investments	$ 52,670
Interest rate	5.80%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | Oneok Inc Sr Unsec Smr 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 219,564
Total investments	$ 228,186
Interest rate	5.65%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | Pacific Gas & Electric
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 399,207
Total investments	$ 387,266
Interest rate	3.00%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | Pacific Gas & Electric 1St Mtge
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 129,742
Total investments	$ 134,121
Interest rate	5.55%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | Philip Morris Intl Inc Sr Unsec 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 29,940
Total investments	$ 31,019
Interest rate	5.25%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | Philip Morris Intl Inc Sr Unsec 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 299,405
Total investments	$ 274,666
Interest rate	2.10%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | Pres & Fellows Of Harvar Unsec
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 399,207
Total investments	$ 412,338
Interest rate	4.89%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | Prologis Targeted Us Sr Unsec 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 199,603
Total investments	$ 205,849
Interest rate	5.25%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | Rfr Usd Sofr/3.00000 02/12/25-30Y Lch
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ (598,810)
Total investments	$ 117,642
Interest rate	3.00%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | Rfr Usd Sofr/3.29000 03/31/26-4Y* Lch
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ (1,569,980)
Total investments	$ 5,838
Interest rate	3.29%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | Rfr Usd Sofr/3.30000 12/02/24-4Y* Cme
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ (798,413)
Total investments	$ 964
Interest rate	3.30%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | Rfr Usd Sofr/3.30000 12/02/24-7Y* Cme
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ (299,405)
Total investments	$ 2,830
Interest rate	3.30%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | Rfr Usd Sofr/3.32826 09/03/24-7Y* Cme
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ (99,802)
Total investments	$ 721
Interest rate	3.33%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | Rfr Usd Sofr/3.37500 03/31/26-4Y* Lch
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ (2,073,479)
Total investments	$ 928
Interest rate	3.38%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | Rfr Usd Sofr/3.43091 09/03/24-7Y* Lch
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ (199,603)
Total investments	$ 396
Interest rate	3.43%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | Rfr Usd Sofr/3.51042 09/03/24-4Y* Lch
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ (299,405)
Total investments	$ (1,520)
Interest rate	3.51%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | Rfr Usd Sofr/3.51453 09/03/24-4Y* Lch
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ (399,207)
Total investments	$ (2,073)
Interest rate	3.51%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | Rfr Usd Sofr/3.75000 09/02/25-7Y* Lch
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ (2,620,791)
Total investments	$ (31,036)
Interest rate	3.75%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | Rga Global Funding Sec 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 998,016
Total investments	$ 980,686
Interest rate	2.00%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | Royal Caribbean Cruises Sr Unsec 144A 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 79,841
Total investments	$ 81,693
Interest rate	5.62%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | Royal Caribbean Cruises Sr Unsec 144A 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 79,841
Total investments	$ 82,152
Interest rate	6.00%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | Rtx Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 89,821
Total investments	$ 88,929
Interest rate	3.12%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | Sales Tax Securitiztn
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 998,016
Total investments	$ 927,216
Interest rate	2.96%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | Santander Uk Group Hldgs Sr Unsec Sofr
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 998,016
Total investments	$ 918,119
Interest rate	2.90%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | Seattle Children Hosp Unsec
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 898,215
Total investments	$ 854,366
Interest rate	1.21%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | Smith & Nephew Plc Sr Unsec
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 199,603
Total investments	$ 207,008
Interest rate	5.40%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | Southern Cal Edison 1St Mtge
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 299,405
Total investments	$ 310,350
Interest rate	5.65%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | Southern Calif Gas Co Sr Unsec
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 1,197,620
Total investments	$ 1,185,431
Interest rate	2.95%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | Sumitomo Mitsui Finl Grp Sr Unsec
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 798,413
Total investments	$ 728,594
Interest rate	2.13%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | Sutter Health Unsec
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 1,197,620
Total investments	$ 1,191,584
Interest rate	3.69%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | Synopsys Inc Sr Unsec Smr
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 79,841
Total investments	$ 81,628
Interest rate	4.85%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | Synopsys Inc Sr Unsec Smr 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 139,722
Total investments	$ 141,715
Interest rate	4.65%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | System Energy Resources 1St Mtge
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 299,405
Total investments	$ 303,336
Interest rate	5.30%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | T-Mobile Usa Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 389,226
Total investments	$ 355,992
Interest rate	2.55%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | T-Mobile Usa Inc 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 99,802
Total investments	$ 99,531
Interest rate	3.75%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | T-Mobile Usa Inc 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 119,762
Total investments	$ 117,920
Interest rate	3.88%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | T-Mobile Usa Inc Sr Unsec
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 29,940
Total investments	$ 30,668
Interest rate	5.15%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | Transcont Gas Pipe Line Sr Unsec
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 279,445
Total investments	$ 268,298
Interest rate	3.25%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | Trustees Princeton Univ Sr Unsec
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 199,603
Total investments	$ 204,700
Interest rate	4.65%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | Tx Natural Gas Secz
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 752,082
Total investments	$ 772,379
Interest rate	5.10%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | Tx St Transn-1St Tier
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 598,810
Total investments	$ 612,888
Interest rate	5.18%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | U S Treasury Inflate Prot Bd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 1,647,270
Total investments	$ 1,679,588
Interest rate	2.12%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | U S Treasury Note 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 149,702
Total investments	$ 150,492
Interest rate	3.88%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | U S Treasury Note 10
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 3,992,065
Total investments	$ 4,009,480
Interest rate	4.12%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | U S Treasury Note 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 99,802
Total investments	$ 101,162
Interest rate	4.00%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | U S Treasury Note 3
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 209,583
Total investments	$ 218,024
Interest rate	4.62%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | U S Treasury Note 4
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 49,901
Total investments	$ 51,278
Interest rate	4.38%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | U S Treasury Note 5
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 25,649,021
Total investments	$ 25,865,434
Interest rate	3.88%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | U S Treasury Note 6
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 3,832,383
Total investments	$ 3,898,402
Interest rate	4.12%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | U S Treasury Note 7
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 728,552
Total investments	$ 752,586
Interest rate	4.62%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | U S Treasury Note 8
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 2,794,446
Total investments	$ 2,802,529
Interest rate	4.12%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | U S Treasury Note 9
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 25,050,211
Total investments	$ 25,104,573
Interest rate	4.50%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | U S Treasury Repo
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 5,289,487
Total investments	$ 5,289,487
Interest rate	3.93%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | Ubs Group Ag Sr Unsec 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 548,909
Total investments	$ 546,137
Interest rate	3.87%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | Ubs Group Ag Sr Unsec 144A Sofr
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 998,016
Total investments	$ 989,863
Interest rate	4.19%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | Uninvested Cash Plus Receivables
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	$ 1,146,647
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | Upmc Sec
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	848,314
Total investments	$ 867,903
Interest rate	5.04%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | Vm Cash Ccp Cme Rdr Usd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 18,515
Total investments	$ 18,515
Interest rate	3.44%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | Vm Cash Ccp Lch Rdr Usd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 18,011
Total investments	$ 18,011
Interest rate	3.44%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | Vm Cash Fut Dom Rdr Usd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 131,526
Total investments	$ 131,526
Interest rate	3.44%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | Wells Fargo & Company Sr Unsec Sofr
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 748,512
Total investments	$ 782,773
Interest rate	5.50%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | Wells Fargo & Company Sr Unsec Tsfr3M 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 499,008
Total investments	$ 495,939
Interest rate	3.58%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | Wells Fargo & Company Sr Unsec Tsfr3M 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 1,057,897
Total investments	$ 1,007,215
Interest rate	2.88%
Investment, Identifier [Axis]: Synthetic GICs American General Life Contract No. 725840 | Williams Partners Lp Sr Unsec
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 199,603
Total investments	$ 198,979
Interest rate	3.75%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract 25020 | Agl Cash A/C: 9053701
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	$ 330,283
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract 25020 | Allya 2025-1 A3
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	484,038
Total investments	$ 486,437
Interest rate	3.52%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract 25020 | Amxca 2024-1 A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 499,008
Total investments	$ 509,624
Interest rate	3.71%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract 25020 | Bank 2017-Bnk7 A5
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 354,296
Total investments	$ 350,821
Interest rate	4.13%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract 25020 | Bank 2018-Bn10 A5
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 439,127
Total investments	$ 436,633
Interest rate	4.05%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract 25020 | Bank 2019-Bn22 A4
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 369,266
Total investments	$ 351,349
Interest rate	4.38%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract 25020 | Bank 2021-Bn36 A5
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 319,365
Total investments	$ 286,688
Interest rate	4.51%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract 25020 | Bank 2022-Bnk39 A4
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 479,048
Total investments	$ 438,359
Interest rate	4.54%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract 25020 | Bank 2023-Bnk46 A4
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 319,365
Total investments	$ 338,784
Interest rate	4.77%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract 25020 | Bank 2024-Bnk48 A5
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 329,345
Total investments	$ 336,853
Interest rate	4.89%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract 25020 | Bank5 2023-5Yr3 A2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 269,464
Total investments	$ 280,812
Interest rate	4.43%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract 25020 | Bank5 2025-5Yr17 A2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 3,268,504
Total investments	$ 3,323,179
Interest rate	4.36%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract 25020 | Bank5 2025-5Yr19 A2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 1,766,489
Total investments	$ 1,798,496
Interest rate	4.39%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract 25020 | Carmx 2022-4 A3
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 499,008
Total investments	$ 100,340
Interest rate	3.41%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract 25020 | Fhr 4527 Ga
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 14,191,793
Total investments	$ 2,024,975
Interest rate	4.05%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract 25020 | Fhr 4533 Ab
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 19,965,318
Total investments	$ 2,338,795
Interest rate	3.97%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract 25020 | Fhr 5083 Va
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 11,302,535
Total investments	$ 1,830,513
Interest rate	3.84%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract 25020 | Fhr 5257 Ga
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 3,408,226
Total investments	$ 2,100,077
Interest rate	4.18%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract 25020 | Fnr 2017-81 Ya
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 2,809,416
Total investments	$ 2,324,767
Interest rate	3.98%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract 25020 | Fnr 2019-14 Da
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 12,195,760
Total investments	$ 2,342,359
Interest rate	4.05%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract 25020 | Fnr 2025-69 E
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 2,440,150
Total investments	$ 2,419,006
Interest rate	4.09%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract 25020 | Fnr 2025-71 Ba
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 2,345,338
Total investments	$ 2,214,086
Interest rate	4.17%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract 25020 | Gmalt 2025-3 A3
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 1,008,995
Total investments	$ 1,015,616
Interest rate	3.75%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract 25020 | Gnr 2014-5 Lp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 27,635,073
Total investments	$ 2,020,500
Interest rate	3.95%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract 25020 | Gnr 2022-174 Ag
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 3,607,829
Total investments	$ 1,967,877
Interest rate	4.15%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract 25020 | Gnr 2022-212 Hk
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 2,470,091
Total investments	$ 2,498,576
Interest rate	4.52%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract 25020 | Gnr 2023-5 Ec
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 4,930,201
Total investments	$ 2,206,703
Interest rate	4.36%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract 25020 | Mbart 2024-1 A3
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 389,226
Total investments	$ 327,887
Interest rate	3.85%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract 25020 | Mswf 2023-2 A5
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 399,207
Total investments	$ 433,385
Interest rate	4.68%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract 25020 | T 3 7/8 04/30/30
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 189,623
Total investments	$ 192,490
Interest rate	3.63%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract 25020 | T 3 7/8 06/15/28
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 229,544
Total investments	$ 231,961
Interest rate	3.35%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract 25020 | T 3 7/8 06/30/30
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 12,243,665
Total investments	$ 12,346,014
Interest rate	3.64%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract 25020 | T 3 7/8 08/31/32
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 338,328
Total investments	$ 342,339
Interest rate	3.87%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract 25020 | T 4 06/30/32
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 2,654,724
Total investments	$ 2,673,805
Interest rate	3.84%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract 25020 | T 4 1/2 05/31/29
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 59,881
Total investments	$ 61,864
Interest rate	3.55%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract 25020 | T 4 1/8 03/31/31
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 1,017,977
Total investments	$ 1,047,020
Interest rate	3.71%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract 25020 | T 4 1/8 11/30/29
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 229,544
Total investments	$ 234,466
Interest rate	3.60%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract 25020 | T 4 3/8 12/31/29
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 568,869
Total investments	$ 584,537
Interest rate	3.60%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract 25020 | Ubscm 2017-C1 A3
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 668,671
Total investments	$ 293,879
Interest rate	4.08%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract 25020 | Vwalt 2025-B A3
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 1,916,191
Total investments	$ 1,926,210
Interest rate	3.71%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract 25020 | Wfcit 2024-A2 A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 1,521,975
Total investments	$ 1,539,800
Interest rate	3.70%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract 25020 | Wfcm 2024-C63 A5
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 359,286
Total investments	$ 373,853
Interest rate	4.74%
Investment, Identifier [Axis]: Synthetic GICs: American United Life Insurance Company: S00020 | Aepwv 2013-1 A2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 1,247,520
Total investments	$ 707,069
Interest rate	3.83%
Investment, Identifier [Axis]: Synthetic GICs: American United Life Insurance Company: S00020 | Bank 2023-Bnk45 A2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 415,779
Total investments	$ 289,872
Interest rate	4.29%
Investment, Identifier [Axis]: Synthetic GICs: American United Life Insurance Company: S00020 | Bank5 2024-5Yr7 A3
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 998,016
Total investments	$ 1,046,909
Interest rate	4.26%
Investment, Identifier [Axis]: Synthetic GICs: American United Life Insurance Company: S00020 | Bbcms 2022-C18 A2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 933,145
Total investments	$ 835,689
Interest rate	4.19%
Investment, Identifier [Axis]: Synthetic GICs: American United Life Insurance Company: S00020 | Bmark 2024-V9 A3
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 750,630
Total investments	$ 783,882
Interest rate	4.30%
Investment, Identifier [Axis]: Synthetic GICs: American United Life Insurance Company: S00020 | Cd 2016-Cd2 A3
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 848,314
Total investments	$ 799,936
Interest rate	3.42%
Investment, Identifier [Axis]: Synthetic GICs: American United Life Insurance Company: S00020 | Dbjpm 2017-C6 A4
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 998,016
Total investments	$ 743,772
Interest rate	4.27%
Investment, Identifier [Axis]: Synthetic GICs: American United Life Insurance Company: S00020 | Dtrt 2023-1 A3
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 1,000,012
Total investments	$ 329,272
Interest rate	4.04%
Investment, Identifier [Axis]: Synthetic GICs: American United Life Insurance Company: S00020 | Fhr 3919 Ay
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 1,212,590
Total investments	$ 331,145
Interest rate	3.99%
Investment, Identifier [Axis]: Synthetic GICs: American United Life Insurance Company: S00020 | Fhr 4571 Ca
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 4,091,867
Total investments	$ 307,441
Interest rate	4.10%
Investment, Identifier [Axis]: Synthetic GICs: American United Life Insurance Company: S00020 | Fhr 4888 Cb
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 5,489,090
Total investments	$ 580,889
Interest rate	3.98%
Investment, Identifier [Axis]: Synthetic GICs: American United Life Insurance Company: S00020 | Fhr 5009 Gd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 1,896,231
Total investments	$ 416,769
Interest rate	4.09%
Investment, Identifier [Axis]: Synthetic GICs: American United Life Insurance Company: S00020 | Fhr 5057 Ab
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 2,674,684
Total investments	$ 1,117,201
Interest rate	4.62%
Investment, Identifier [Axis]: Synthetic GICs: American United Life Insurance Company: S00020 | Fhr 5254 A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 1,487,044
Total investments	$ 611,646
Interest rate	4.70%
Investment, Identifier [Axis]: Synthetic GICs: American United Life Insurance Company: S00020 | Fhr 5263 Ea
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 1,232,550
Total investments	$ 666,853
Interest rate	4.24%
Investment, Identifier [Axis]: Synthetic GICs: American United Life Insurance Company: S00020 | Fnr 2011-36 Qb
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 2,744,545
Total investments	$ 550,333
Interest rate	3.99%
Investment, Identifier [Axis]: Synthetic GICs: American United Life Insurance Company: S00020 | Fnr 2016-37 Bk
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 4,985,092
Total investments	$ 670,711
Interest rate	4.01%
Investment, Identifier [Axis]: Synthetic GICs: American United Life Insurance Company: S00020 | Fnr 2017-104 Pa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 6,187,702
Total investments	$ 551,751
Interest rate	3.95%
Investment, Identifier [Axis]: Synthetic GICs: American United Life Insurance Company: S00020 | Fnr 2022-29 Nq
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 1,497,025
Total investments	$ 207,355
Interest rate	4.63%
Investment, Identifier [Axis]: Synthetic GICs: American United Life Insurance Company: S00020 | Fnr 2022-54 Da
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 1,047,917
Total investments	$ 445,497
Interest rate	4.83%
Investment, Identifier [Axis]: Synthetic GICs: American United Life Insurance Company: S00020 | Gmcar 2025-1 A3
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 198,605
Total investments	$ 201,037
Interest rate	3.67%
Investment, Identifier [Axis]: Synthetic GICs: American United Life Insurance Company: S00020 | Gnr 2020-74 Dc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 3,992,065
Total investments	$ 418,668
Interest rate	3.71%
Investment, Identifier [Axis]: Synthetic GICs: American United Life Insurance Company: S00020 | Gnr 2021-78 D
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 2,095,834
Total investments	$ 846,215
Interest rate	4.13%
Investment, Identifier [Axis]: Synthetic GICs: American United Life Insurance Company: S00020 | Gnr 2022-107 A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 1,447,124
Total investments	$ 27,237
Interest rate	4.20%
Investment, Identifier [Axis]: Synthetic GICs: American United Life Insurance Company: S00020 | Gnr 2022-85 Ka
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 1,596,826
Total investments	$ 302,571
Interest rate	3.87%
Investment, Identifier [Axis]: Synthetic GICs: American United Life Insurance Company: S00020 | Jdot 2022-B A3
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 511,982
Total investments	$ 57,654
Interest rate	3.95%
Investment, Identifier [Axis]: Synthetic GICs: American United Life Insurance Company: S00020 | Jdot 2023-A A3
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 407,191
Total investments	$ 158,230
Interest rate	3.81%
Investment, Identifier [Axis]: Synthetic GICs: American United Life Insurance Company: S00020 | Mbart 2022-1 A3
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 756,496
Total investments	$ 135,986
Interest rate	3.57%
Investment, Identifier [Axis]: Synthetic GICs: American United Life Insurance Company: S00020 | Mbart 2025-1 A3
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 237,528
Total investments	$ 241,488
Interest rate	3.76%
Investment, Identifier [Axis]: Synthetic GICs: American United Life Insurance Company: S00020 | Narot 2022-B A3
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 906,199
Total investments	$ 188,947
Interest rate	3.80%
Investment, Identifier [Axis]: Synthetic GICs: American United Life Insurance Company: S00020 | Pcg 4.838 06/01/33
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 958,096
Total investments	$ 849,284
Interest rate	4.28%
Investment, Identifier [Axis]: Synthetic GICs: American United Life Insurance Company: S00020 | Woart 2022-B A3
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 327,349
Total investments	$ 13,849
Interest rate	3.99%
Investment, Identifier [Axis]: Synthetic GICs: American United Life Insurance Company: S00020 | Woart 2022-C A3
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 643,721
Total investments	$ 113,908
Interest rate	3.87%
Investment, Identifier [Axis]: Synthetic GICs: Prudential GA 62194 | Pru Core Intermediate Bond Fund - Class 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 13,795,339
Total investments	170,153,796
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | AT&T, Inc. 2.75 06/01/2031
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,372,273
Total investments	$ 1,263,429
Interest rate	2.75%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | AbbVie, Inc. 3.20 11/21/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 823,364
Total investments	$ 801,409
Interest rate	3.20%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | Altria Group, Inc. 4.50 08/06/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 424,157
Total investments	$ 435,225
Interest rate	4.50%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | BNP Paribas SA 4.375 05/12/2026
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 199,603
Total investments	$ 200,744
Interest rate	4.38%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | Bank of America Corp. 3.419 12/20/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 573,859
Total investments	$ 567,241
Interest rate	3.42%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | Bank of America Corp. 3.559 04/23/2027
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 523,959
Total investments	$ 526,523
Interest rate	3.56%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | Bank of America Corp. 3.593 07/21/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 399,207
Total investments	$ 402,830
Interest rate	3.59%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | Bank of America Corp. 6.204 11/10/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 998,016
Total investments	$ 1,045,822
Interest rate	6.20%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | Barclays PLC 3.564 09/23/2035
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 224,554
Total investments	$ 214,069
Interest rate	3.56%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | Barclays PLC 4.836 05/09/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 823,364
Total investments	$ 836,149
Interest rate	4.84%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | Bayer AG 4.375 12/15/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 923,165
Total investments	$ 925,972
Interest rate	4.38%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | Bayerische Motoren Werke AG 4.50 08/11/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 873,264
Total investments	$ 892,921
Interest rate	4.50%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | Boston Properties, Inc. 3.25 01/30/2031
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 374,256
Total investments	$ 356,106
Interest rate	3.25%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | Boston Properties, Inc. 6.75 12/01/2027
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 1,147,719
Total investments	$ 1,206,935
Interest rate	6.75%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | British American Tobacco PLC 2.259 03/25/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 224,554
Total investments	$ 217,434
Interest rate	2.26%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | British American Tobacco PLC 2.726 03/25/2031
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 1,297,421
Total investments	$ 1,205,629
Interest rate	2.73%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | British American Tobacco PLC 4.742 03/16/2032
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 698,611
Total investments	$ 714,650
Interest rate	4.74%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | Burlington Northern Santa Fe LLC 3.442 06/16/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 301,268
Total investments	$ 295,966
Interest rate	3.44%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | CVS Health Corp. 3.75 04/01/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 399,207
Total investments	$ 393,551
Interest rate	3.75%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | CVS Health Corp. 4.30 03/25/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 816,377
Total investments	$ 828,442
Interest rate	4.30%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | Capital One Financial Corp. 5.268 05/10/2033
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 274,455
Total investments	$ 283,539
Interest rate	5.27%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | Capital One Financial Corp. 5.817 02/01/2034
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 224,554
Total investments	$ 240,467
Interest rate	5.82%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | Capital One Financial Corp. 6.312 06/08/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 349,306
Total investments	$ 367,988
Interest rate	6.31%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | Capital One Financial Corp. 6.377 06/08/2034
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 274,455
Total investments	$ 297,784
Interest rate	6.38%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | Charter Communications, Inc. 4.20 03/15/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 1,621,777
Total investments	$ 1,633,756
Interest rate	4.20%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | Charter Communications, Inc. 4.40 04/01/2033
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 274,455
Total investments	$ 261,574
Interest rate	4.40%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | Charter Communications, Inc. 5.05 03/30/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 249,504
Total investments	$ 255,588
Interest rate	5.05%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | Chase Issuance Trust 4.16 07/15/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 638,730
Total investments	$ 646,119
Interest rate	4.16%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | Dominion Energy, Inc. 3.375 04/01/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 1,147,719
Total investments	$ 1,117,046
Interest rate	3.38%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | Dow, Inc. 4.80 11/30/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 449,107
Total investments	$ 457,571
Interest rate	4.80%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | Exelon Corp. 3.35 03/15/2032
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 1,097,818
Total investments	$ 1,037,903
Interest rate	3.35%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | Fannie Mae 2.50 01/01/2041
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 1,311,520
Total investments	$ 1,182,641
Interest rate	2.50%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | Fannie Mae 2.50 08/01/2050
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 3,216,161
Total investments	$ 2,781,566
Interest rate	2.50%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | Fannie Mae 2.50 09/01/2040
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 6,327,104
Total investments	$ 5,733,770
Interest rate	2.50%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | Fannie Mae 2.50 12/01/2051
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 2,690,402
Total investments	$ 2,313,109
Interest rate	2.50%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | Fannie Mae 2.537 06/01/2052
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 2,049,515
Total investments	$ 1,909,542
Interest rate	2.54%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | Fannie Mae 3.00 11/01/2040
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 951,113
Total investments	$ 899,069
Interest rate	3.00%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | Fannie Mae 3.326 10/01/2049
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 503,612
Total investments	$ 517,844
Interest rate	3.32%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | Fannie Mae 3.50 02/01/2037
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 1,450,797
Total investments	$ 1,411,005
Interest rate	3.50%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | Fannie Mae 3.50 04/01/2052 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 869,687
Total investments	$ 811,138
Interest rate	3.50%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | Fannie Mae 3.50 04/01/2052 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 1,116,834
Total investments	$ 1,041,646
Interest rate	3.50%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | Fannie Mae 3.50 05/01/2052
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 2,169,470
Total investments	$ 2,016,921
Interest rate	3.50%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | Fannie Mae 3.50 07/01/2052
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 2,961,927
Total investments	$ 2,770,754
Interest rate	3.50%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | Fannie Mae 3.50 10/01/2051
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 1,013,623
Total investments	$ 961,474
Interest rate	3.50%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | Fannie Mae 3.50 11/01/2051
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 1,141,262
Total investments	$ 1,061,012
Interest rate	3.50%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | Fannie Mae 4.00 08/01/2052
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 785,641
Total investments	$ 748,668
Interest rate	4.00%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | Fannie Mae 4.50 01/01/2043
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 1,473,279
Total investments	$ 1,483,785
Interest rate	4.50%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | Fannie Mae 4.50 06/01/2047
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 1,216,384
Total investments	$ 1,212,687
Interest rate	4.50%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | Fannie Mae 4.50 07/01/2053
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 254,451
Total investments	$ 250,081
Interest rate	4.50%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | Fannie Mae 4.50 08/01/2040
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 685,888
Total investments	$ 693,231
Interest rate	4.50%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | Fannie Mae 4.50 09/01/2052
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 562,153
Total investments	$ 553,138
Interest rate	4.50%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | Fannie Mae 4.50 12/01/2052
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 888,620
Total investments	$ 874,188
Interest rate	4.50%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | Fannie Mae 5.00 02/01/2049
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 80,694
Total investments	$ 82,242
Interest rate	5.00%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | Fannie Mae 5.00 03/01/2049
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 286,842
Total investments	$ 291,545
Interest rate	5.00%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | Fannie Mae 5.00 12/01/2048
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 338,488
Total investments	$ 345,191
Interest rate	5.00%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | Fannie Mae 6.235 07/01/2047 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 197,901
Total investments	$ 206,863
Interest rate	6.24%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | Fannie Mae 6.235 07/01/2047 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 191,991
Total investments	$ 200,654
Interest rate	6.24%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | Fannie Mae 6.276 06/01/2047
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 114,836
Total investments	$ 120,046
Interest rate	6.28%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | Fannie Mae 6.351 10/01/2047
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 105,849
Total investments	$ 110,632
Interest rate	6.35%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | Ford Credit Auto Owner Trust 4.11 07/15/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 3,126,785
Total investments	$ 3,149,916
Interest rate	4.11%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | Ford Credit Auto Owner Trust 4.66 09/15/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 359,286
Total investments	$ 366,932
Interest rate	4.66%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | Ford Credit Auto Owner Trust 5.10 04/15/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 759,490
Total investments	$ 770,981
Interest rate	5.10%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | Ford Credit Auto Owner Trust 5.27 05/17/2027
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 173,991
Total investments	$ 174,906
Interest rate	5.27%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | Ford Motor Credit Co. LLC 6.798 11/07/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 573,859
Total investments	$ 607,899
Interest rate	6.80%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | Ford Motor Credit Co. LLC 6.80 05/12/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 249,504
Total investments	$ 262,661
Interest rate	6.80%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | Freddie Mac 3.339 07/01/2052
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 3,778,432
Total investments	$ 3,697,280
Interest rate	3.34%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | Freddie Mac 3.949 01/01/2053
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 2,154,721
Total investments	$ 2,134,791
Interest rate	3.95%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | Freddie Mac 4.207 09/01/2052
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 7,176,119
Total investments	$ 7,170,994
Interest rate	4.21%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | Freddie Mac 4.573 08/01/2053
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 1,971,631
Total investments	$ 1,972,824
Interest rate	4.57%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | Freddie Mac 4.641 01/01/2053
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 759,684
Total investments	$ 770,356
Interest rate	4.64%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | Freddie Mac 5.056 09/01/2053
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 570,720
Total investments	$ 579,870
Interest rate	5.06%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | Freddie Mac 6.37 05/01/2047
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 21,186
Total investments	$ 22,224
Interest rate	6.37%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | Freddie Mac 6.38 07/01/2047
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 8,063
Total investments	$ 8,142
Interest rate	6.38%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | Freddie Mac 6.39 06/01/2048
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 60,827
Total investments	$ 63,347
Interest rate	6.39%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | Freddie Mac Gold 4.00 11/01/2045
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 140,618
Total investments	$ 135,181
Interest rate	4.00%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | Freddie Mac Gold 4.50 04/01/2047
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 733,571
Total investments	$ 732,207
Interest rate	4.50%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | Freddie Mac Gold 4.50 07/01/2045
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 1,041,245
Total investments	$ 1,053,240
Interest rate	4.50%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | Freddie Mac Gold 4.50 09/01/2044
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 1,496,791
Total investments	$ 1,505,112
Interest rate	4.50%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | Freddie Mac Gold 4.50 10/01/2047
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 175,089
Total investments	$ 174,764
Interest rate	4.50%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | Freddie Mac Pool 2.50 07/01/2041
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 2,498,269
Total investments	$ 2,259,892
Interest rate	2.50%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | Freddie Mac Pool 2.50 07/01/2050
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 2,846,594
Total investments	$ 2,458,431
Interest rate	2.50%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | Freddie Mac Pool 2.50 08/01/2040
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 2,227,657
Total investments	$ 2,023,144
Interest rate	2.50%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | Freddie Mac Pool 2.50 10/01/2040 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 670,322
Total investments	$ 607,522
Interest rate	2.50%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | Freddie Mac Pool 2.50 10/01/2040 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 1,897,153
Total investments	$ 1,715,280
Interest rate	2.50%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | Freddie Mac Pool 2.50 11/01/2050
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 1,299,632
Total investments	$ 1,124,020
Interest rate	2.50%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | Freddie Mac Pool 3.50 05/01/2052
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 454,269
Total investments	$ 422,327
Interest rate	3.50%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | Freddie Mac Pool 3.50 06/01/2052
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 1,397,741
Total investments	$ 1,299,456
Interest rate	3.50%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | Freddie Mac Pool 3.50 08/01/2052
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 371,120
Total investments	$ 346,135
Interest rate	3.50%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | Freddie Mac Pool 4.00 06/01/2052
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 243,127
Total investments	$ 232,840
Interest rate	4.00%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | Freddie Mac Pool 4.00 12/01/2052
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 1,752,847
Total investments	$ 1,677,095
Interest rate	4.00%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | Freddie Mac Pool 4.50 03/01/2053
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 737,089
Total investments	$ 724,049
Interest rate	4.50%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | Freddie Mac Pool 4.50 10/01/2052
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 2,991,125
Total investments	$ 2,942,848
Interest rate	4.50%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | HSBC Holdings PLC 2.848 06/04/2031
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 998,016
Total investments	$ 935,008
Interest rate	2.85%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | HSBC Holdings PLC 4.755 06/09/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 499,008
Total investments	$ 504,826
Interest rate	4.76%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | Honda Auto Receivables Owner Trust 4.33 05/15/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 600,806
Total investments	$ 605,286
Interest rate	4.33%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | Honda Auto Receivables Owner Trust 4.57 09/21/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 456,093
Total investments	$ 461,729
Interest rate	4.57%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | Honda Auto Receivables Owner Trust 4.64 05/21/2031
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 1,178,657
Total investments	$ 1,200,396
Interest rate	4.64%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | Honda Auto Receivables Owner Trust 5.67 06/21/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 1,129,536
Total investments	$ 1,143,642
Interest rate	5.67%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | Hyundai Auto Receivables Trust 4.44 01/15/2031
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 1,184,645
Total investments	$ 1,201,947
Interest rate	4.44%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | Imperial Brands PLC 3.875 07/26/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 349,306
Total investments	$ 348,257
Interest rate	3.88%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | Imperial Brands PLC 4.50 06/30/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 523,959
Total investments	$ 528,243
Interest rate	4.50%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | JPMorgan Chase & Co. 2.522 04/22/2031
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 623,760
Total investments	$ 584,065
Interest rate	2.52%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | JPMorgan Chase & Co. 2.956 05/13/2031
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 648,711
Total investments	$ 614,527
Interest rate	2.96%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | JPMorgan Chase & Co. 4.493 03/24/2031
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 1,172,669
Total investments	$ 1,197,059
Interest rate	4.49%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | Kinder Morgan, Inc. 4.80 02/01/2033
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 623,760
Total investments	$ 637,664
Interest rate	4.80%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | Mars, Inc. 4.60 03/01/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 224,554
Total investments	$ 231,073
Interest rate	4.60%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | Mars, Inc. 4.80 03/01/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 374,256
Total investments	$ 388,464
Interest rate	4.80%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | Meta Platforms, Inc. 4.20 11/15/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 424,157
Total investments	$ 427,919
Interest rate	4.20%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | Mexico Government International 2.659 05/24/2031
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 1,022,967
Total investments	$ 913,236
Interest rate	2.66%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | NatWest Group PLC 3.032 11/28/2035
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 299,405
Total investments	$ 276,115
Interest rate	3.03%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | Net receivable
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 56,546
Total investments	56,546
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | NextEra Energy, Inc. 1.90 06/15/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,297,421
Total investments	$ 1,237,435
Interest rate	1.90%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | Oracle Corp. 2.95 04/01/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 973,066
Total investments	$ 905,480
Interest rate	2.95%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | Philip Morris International, Inc. 2.10 05/01/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 1,821,380
Total investments	$ 1,674,795
Interest rate	2.10%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | Prosus NV 3.061 07/13/2031
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 274,455
Total investments	$ 253,562
Interest rate	3.06%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | Prosus NV 3.68 01/21/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 673,661
Total investments	$ 657,749
Interest rate	3.68%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | State Street Corp. 3.152 03/30/2031
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 1,771,479
Total investments	$ 1,720,562
Interest rate	3.15%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | T-Mobile U.S., Inc. 2.55 02/15/2031
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 1,297,421
Total investments	$ 1,197,801
Interest rate	2.55%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | T-Mobile U.S., Inc. 5.20 01/15/2033
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 823,364
Total investments	$ 869,574
Interest rate	5.20%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | Texas Natural Gas Securitization Finance Corp. 5.102 04/01/2035
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 1,337,035
Total investments	$ 1,389,586
Interest rate	5.10%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | The Charles Schwab Corp. 5.643 05/19/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 723,562
Total investments	$ 755,890
Interest rate	5.64%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | The Charles Schwab Corp. 5.853 05/19/2034
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 349,306
Total investments	$ 376,560
Interest rate	5.85%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | The Charles Schwab Corp. 6.196 11/17/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 274,455
Total investments	$ 292,353
Interest rate	6.20%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | The Cigna Group 4.375 10/15/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 748,512
Total investments	$ 762,230
Interest rate	4.38%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | The Goldman Sachs Group, Inc. 3.615 03/15/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 1,472,074
Total investments	$ 1,479,570
Interest rate	3.62%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | The Southern Co. 3.70 04/30/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 873,264
Total investments	$ 858,017
Interest rate	3.70%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | The Southern Co. 5.70 10/15/2032
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 1,172,669
Total investments	$ 1,255,241
Interest rate	5.70%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | The Williams Co., Inc. 3.25 05/15/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 948,116
Total investments	$ 912,270
Interest rate	3.25%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | Toyota Auto Receivables Owner Trust 4.64 08/15/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 2,554,922
Total investments	$ 2,587,539
Interest rate	4.64%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | U.S. Treasury Note/Bond 3.375 09/15/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 2,834,367
Total investments	$ 2,851,281
Interest rate	3.38%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | U.S. Treasury Note/Bond 3.75 08/31/2026
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 7,846,405
Total investments	$ 7,954,855
Interest rate	3.75%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | U.S. Treasury Note/Bond 3.75 10/31/2032
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 2,151,723
Total investments	$ 2,141,672
Interest rate	3.75%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | U.S. Treasury Note/Bond 3.875 08/31/2032
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 700,607
Total investments	$ 707,996
Interest rate	3.88%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | U.S. Treasury Note/Bond 4.125 02/29/2032
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 575,855
Total investments	$ 592,046
Interest rate	4.13%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | U.S. Treasury Note/Bond 4.125 05/31/2032
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 1,238,538
Total investments	$ 1,259,279
Interest rate	4.13%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | U.S. Treasury Note/Bond 4.125 11/30/2031
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 1,160,693
Total investments	$ 1,182,359
Interest rate	4.13%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | U.S. Treasury Note/Bond 4.25 01/31/2026
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 4,109,831
Total investments	$ 4,184,570
Interest rate	4.25%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | U.S. Treasury Note/Bond 4.375 01/31/2032
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 3,347,347
Total investments	$ 3,501,721
Interest rate	4.38%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | U.S. Treasury Note/Bond 4.375 11/30/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 582,842
Total investments	$ 598,314
Interest rate	4.38%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | U.S. Treasury Note/Bond 4.875 05/31/2026
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 7,984,131
Total investments	$ 8,059,787
Interest rate	4.88%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | UBS Group AG 5.711 01/12/2027
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 324,355
Total investments	$ 333,175
Interest rate	5.71%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | US Dollar
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 1,518,876
Total investments	$ 1,518,876
Interest rate	4.83%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | Verizon Communications, Inc. 2.355 03/15/2032
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 1,073,866
Total investments	$ 953,790
Interest rate	2.36%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | Volkswagen Auto Loan Enhanced Trust 4.63 07/20/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 1,064,883
Total investments	$ 1,079,587
Interest rate	4.63%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | Volkswagen Auto Loan Enhanced Trust 4.67 06/20/2031
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 940,131
Total investments	$ 959,375
Interest rate	4.67%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | Wells Fargo & Co. 2.572 02/11/2031
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 449,107
Total investments	$ 423,951
Interest rate	2.57%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | Wells Fargo & Co. 2.879 10/30/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 249,504
Total investments	$ 238,569
Interest rate	2.88%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | Wells Fargo & Co. 4.30 07/22/2027
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 249,504
Total investments	$ 255,215
Interest rate	4.30%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | Wells Fargo & Co. 4.478 04/04/2031
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 1,671,677
Total investments	$ 1,700,818
Interest rate	4.48%
Investment, Identifier [Axis]: Synthetic GICs: Voya Retirement Ins & Annuity Co 60266 | 1-3 Year Credit Bond Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 257,351
Total investments	3,832,415
Investment, Identifier [Axis]: Synthetic GICs: Voya Retirement Ins & Annuity Co 60266 | Asset-Backed Securities Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	721,619
Total investments	30,618,318
Investment, Identifier [Axis]: Synthetic GICs: Voya Retirement Ins & Annuity Co 60266 | Commercial Mortgage-Backed Securities Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	338,887
Total investments	11,958,835
Investment, Identifier [Axis]: Synthetic GICs: Voya Retirement Ins & Annuity Co 60266 | GOV1-3A (#101089)
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	193,841
Total investments	26,804,988
Investment, Identifier [Axis]: Synthetic GICs: Voya Retirement Ins & Annuity Co 60266 | Intermediate Government Bond Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	355,884
Total investments	17,699,399
Investment, Identifier [Axis]: Synthetic GICs: Voya Retirement Ins & Annuity Co 60266 | Intermediate Term Credit Bond Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	892,442
Total investments	62,171,448
Investment, Identifier [Axis]: Synthetic GICs: Voya Retirement Ins & Annuity Co 60266 | Mortgage-Backed Securities (MBS) Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	663,920
Total investments	38,214,973
Investment, Identifier [Axis]: U.S. equities | A10 Networks Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	16,856
Total investments	298,176
Investment, Identifier [Axis]: U.S. equities | Aaon Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	908
Total investments	69,215
Investment, Identifier [Axis]: U.S. equities | Aar Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	9,886
Total investments	818,485
Investment, Identifier [Axis]: U.S. equities | Abercrombie & Fitch Co
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2,400
Total investments	302,046
Investment, Identifier [Axis]: U.S. equities | Abm Industries Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	7,428
Total investments	314,191
Investment, Identifier [Axis]: U.S. equities | Academy Sports & Outdoors Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	7,956
Total investments	397,480
Investment, Identifier [Axis]: U.S. equities | Acadia Pharmaceuticals Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2,057
Total investments	54,946
Investment, Identifier [Axis]: U.S. equities | Acadia Realty Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	127,974
Total investments	2,628,588
Investment, Identifier [Axis]: U.S. equities | Aci Worldwide Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	4,285
Total investments	204,868
Investment, Identifier [Axis]: U.S. equities | Adapthealth Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	31,956
Total investments	318,278
Investment, Identifier [Axis]: U.S. equities | Adaptive Biotechnologies Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	29,077
Total investments	472,205
Investment, Identifier [Axis]: U.S. equities | Addus Homecare Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	10,676
Total investments	1,146,515
Investment, Identifier [Axis]: U.S. equities | Adeia Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	31,976
Total investments	551,579
Investment, Identifier [Axis]: U.S. equities | Adma Biologics Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	9,107
Total investments	166,118
Investment, Identifier [Axis]: U.S. equities | Advanced Energy Industries Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	8,089
Total investments	1,693,546
Investment, Identifier [Axis]: U.S. equities | Affiliated Managers Group Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	577
Total investments	166,395
Investment, Identifier [Axis]: U.S. equities | Agilysys Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	8,910
Total investments	1,058,821
Investment, Identifier [Axis]: U.S. equities | Agree Realty Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	9,169
Total investments	660,416
Investment, Identifier [Axis]: U.S. equities | Alamo Group Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	148
Total investments	24,810
Investment, Identifier [Axis]: U.S. equities | Alarm.Com Holdings Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,626
Total investments	82,945
Investment, Identifier [Axis]: U.S. equities | Alexandria Real Estate Equities
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	3,475
Total investments	170,046
Investment, Identifier [Axis]: U.S. equities | Allegro Microsystems Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	29,559
Total investments	779,766
Investment, Identifier [Axis]: U.S. equities | Allison Transmission Holdings
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,210
Total investments	118,490
Investment, Identifier [Axis]: U.S. equities | Alpha Metallurgical Resources
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	461
Total investments	92,217
Investment, Identifier [Axis]: U.S. equities | American Eagle Outfitters Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	15,379
Total investments	405,535
Investment, Identifier [Axis]: U.S. equities | American Healthcare Reit Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	14,652
Total investments	689,507
Investment, Identifier [Axis]: U.S. equities | American Homes 4 Rent
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	72,306
Total investments	2,321,016
Investment, Identifier [Axis]: U.S. equities | Americold Realty Trust Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	100,043
Total investments	1,286,547
Investment, Identifier [Axis]: U.S. equities | Ameris Bancorp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	14,280
Total investments	1,060,589
Investment, Identifier [Axis]: U.S. equities | Api Group Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	6,178
Total investments	236,387
Investment, Identifier [Axis]: U.S. equities | Apogee Therapeutics Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,770
Total investments	133,565
Investment, Identifier [Axis]: U.S. equities | Appfolio Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,204
Total investments	280,187
Investment, Identifier [Axis]: U.S. equities | Applied Digital Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,393
Total investments	34,158
Investment, Identifier [Axis]: U.S. equities | Applied Industrial Technologies
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	876
Total investments	224,875
Investment, Identifier [Axis]: U.S. equities | Arcbest Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	8,089
Total investments	600,106
Investment, Identifier [Axis]: U.S. equities | Arcellx Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,859
Total investments	121,234
Investment, Identifier [Axis]: U.S. equities | Archer Aviation Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2,497
Total investments	18,774
Investment, Identifier [Axis]: U.S. equities | Archrock Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	13,364
Total investments	347,743
Investment, Identifier [Axis]: U.S. equities | Arcutis Biotherapeutics Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,488
Total investments	43,210
Investment, Identifier [Axis]: U.S. equities | Argan Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	196
Total investments	61,326
Investment, Identifier [Axis]: U.S. equities | Arrow Electronics Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2,947
Total investments	324,691
Investment, Identifier [Axis]: U.S. equities | Arrowhead Pharmaceuticals Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,432
Total investments	95,071
Investment, Identifier [Axis]: U.S. equities | Asbury Automotive Group Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	320
Total investments	74,306
Investment, Identifier [Axis]: U.S. equities | Astera Labs Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	218
Total investments	36,216
Investment, Identifier [Axis]: U.S. equities | Ati Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,812
Total investments	208,001
Investment, Identifier [Axis]: U.S. equities | Atmus Filtration Technologies
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	7,120
Total investments	369,605
Investment, Identifier [Axis]: U.S. equities | Avalonbay Communities Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	3,685
Total investments	668,207
Investment, Identifier [Axis]: U.S. equities | Avnet Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	8,275
Total investments	397,839
Investment, Identifier [Axis]: U.S. equities | Axcelis Technologies Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	6,464
Total investments	519,320
Investment, Identifier [Axis]: U.S. equities | Axos Financial Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	3,859
Total investments	332,461
Investment, Identifier [Axis]: U.S. equities | Axsome Therapeutics Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	9,215
Total investments	1,683,066
Investment, Identifier [Axis]: U.S. equities | Azz Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	3,806
Total investments	407,897
Investment, Identifier [Axis]: U.S. equities | BJ's Wholesale Club Holdings Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	5,692
Total investments	512,460
Investment, Identifier [Axis]: U.S. equities | Badger Meter Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	787
Total investments	137,245
Investment, Identifier [Axis]: U.S. equities | Balchem Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	620
Total investments	95,105
Investment, Identifier [Axis]: U.S. equities | Bancorp Inc/The
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	3,586
Total investments	242,128
Investment, Identifier [Axis]: U.S. equities | Beam Therapeutics Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	4,889
Total investments	135,529
Investment, Identifier [Axis]: U.S. equities | Bel Fuse Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,723
Total investments	292,206
Investment, Identifier [Axis]: U.S. equities | Belden Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	7,138
Total investments	831,945
Investment, Identifier [Axis]: U.S. equities | Bellring Brands Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	20,072
Total investments	536,528
Investment, Identifier [Axis]: U.S. equities | Benchmark Electronics Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	6,714
Total investments	287,077
Investment, Identifier [Axis]: U.S. equities | Beone Medicines Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	9,567
Total investments	220,393
Investment, Identifier [Axis]: U.S. equities | Beta Technologies Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	983
Total investments	27,720
Investment, Identifier [Axis]: U.S. equities | Bgc Group Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	53,264
Total investments	475,648
Investment, Identifier [Axis]: U.S. equities | Bicara Therapeutics Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,706
Total investments	28,706
Investment, Identifier [Axis]: U.S. equities | Bill Holdings Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	4,219
Total investments	230,112
Investment, Identifier [Axis]: U.S. equities | Billiontoone Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	227
Total investments	18,552
Investment, Identifier [Axis]: U.S. equities | Blackline Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	958
Total investments	52,950
Investment, Identifier [Axis]: U.S. equities | Bloom Energy Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	3,470
Total investments	301,524
Investment, Identifier [Axis]: U.S. equities | Boot Barn Holdings Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	5,568
Total investments	982,633
Investment, Identifier [Axis]: U.S. equities | Booz Allen Hamilton Holding Co
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,423
Total investments	120,046
Investment, Identifier [Axis]: U.S. equities | Boyd Gaming Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	5,982
Total investments	509,880
Investment, Identifier [Axis]: U.S. equities | Bridgebio Pharma Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	27,483
Total investments	2,102,163
Investment, Identifier [Axis]: U.S. equities | Brightspring Health Services Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	9,394
Total investments	351,804
Investment, Identifier [Axis]: U.S. equities | Brink's Co/The
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	7,839
Total investments	915,060
Investment, Identifier [Axis]: U.S. equities | Brinker International Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	827
Total investments	118,670
Investment, Identifier [Axis]: U.S. equities | Bristow Group Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	5,019
Total investments	183,797
Investment, Identifier [Axis]: U.S. equities | Brixmor Property Group Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	64,931
Total investments	1,702,488
Investment, Identifier [Axis]: U.S. equities | Broadridge Financial Solutions
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	210
Total investments	46,801
Investment, Identifier [Axis]: U.S. equities | Broadstone Net Lease Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	37,055
Total investments	643,650
Investment, Identifier [Axis]: U.S. equities | Build-A-Bear Workshop Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,360
Total investments	83,334
Investment, Identifier [Axis]: U.S. equities | Bwx Technologies Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	714
Total investments	123,409
Investment, Identifier [Axis]: U.S. equities | Bxp Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	24,966
Total investments	1,684,683
Investment, Identifier [Axis]: U.S. equities | Byline Bancorp Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	10,770
Total investments	313,947
Investment, Identifier [Axis]: U.S. equities | Cabot Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,912
Total investments	126,750
Investment, Identifier [Axis]: U.S. equities | Caci International Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	99
Total investments	52,675
Investment, Identifier [Axis]: U.S. equities | Cadence Bank
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	9,033
Total investments	386,993
Investment, Identifier [Axis]: U.S. equities | Callaway Golf Co
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	47,734
Total investments	557,053
Investment, Identifier [Axis]: U.S. equities | Cargurus Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	15,822
Total investments	606,775
Investment, Identifier [Axis]: U.S. equities | Caris Life Sciences Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	788
Total investments	21,258
Investment, Identifier [Axis]: U.S. equities | Carpenter Technology Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	510
Total investments	160,660
Investment, Identifier [Axis]: U.S. equities | Cars.Com Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	3,192
Total investments	38,937
Investment, Identifier [Axis]: U.S. equities | Casey's General Stores Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	211
Total investments	116,460
Investment, Identifier [Axis]: U.S. equities | Castle Biosciences Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	36,649
Total investments	1,425,651
Investment, Identifier [Axis]: U.S. equities | Catalyst Pharmaceuticals Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	16,032
Total investments	374,181
Investment, Identifier [Axis]: U.S. equities | Cava Group Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	10,112
Total investments	593,471
Investment, Identifier [Axis]: U.S. equities | Cavco Industries Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,146
Total investments	677,230
Investment, Identifier [Axis]: U.S. equities | Ccc Intelligent Solutions Hold
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	28,500
Total investments	226,579
Investment, Identifier [Axis]: U.S. equities | Celcuity Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	743
Total investments	74,104
Investment, Identifier [Axis]: U.S. equities | Celldex Therapeutics Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2,390
Total investments	64,904
Investment, Identifier [Axis]: U.S. equities | Centrus Energy Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	688
Total investments	167,030
Investment, Identifier [Axis]: U.S. equities | Cg Oncology Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	3,732
Total investments	154,945
Investment, Identifier [Axis]: U.S. equities | Chord Energy Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	5,193
Total investments	481,372
Investment, Identifier [Axis]: U.S. equities | Churchill Downs Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	732
Total investments	83,285
Investment, Identifier [Axis]: U.S. equities | Cirrus Logic Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	3,200
Total investments	379,148
Investment, Identifier [Axis]: U.S. equities | Citigroup Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	9,205,079
Total investments	1,074,140,656
Investment, Identifier [Axis]: U.S. equities | Clearwater Analytics Holdings
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	53,292
Total investments	1,285,404
Investment, Identifier [Axis]: U.S. equities | Cno Financial Group Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	22,205
Total investments	943,054
Investment, Identifier [Axis]: U.S. equities | Coca-Cola Consolidated Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2,978
Total investments	456,507
Investment, Identifier [Axis]: U.S. equities | Coeur Mining Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	14,745
Total investments	262,895
Investment, Identifier [Axis]: U.S. equities | Cogent Biosciences Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	3,829
Total investments	135,995
Investment, Identifier [Axis]: U.S. equities | Cognex Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	5,759
Total investments	207,209
Investment, Identifier [Axis]: U.S. equities | Collegium Pharmaceutical Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	23,767
Total investments	1,100,413
Investment, Identifier [Axis]: U.S. equities | Columbia Banking System Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	13,530
Total investments	378,170
Investment, Identifier [Axis]: U.S. equities | Commercial Metals Co
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	25,873
Total investments	1,790,935
Investment, Identifier [Axis]: U.S. equities | Commvault Systems Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,666
Total investments	208,811
Investment, Identifier [Axis]: U.S. equities | Concentra Group Holdings Parent Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	4,085
Total investments	80,399
Investment, Identifier [Axis]: U.S. equities | Concentrix Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	6,314
Total investments	262,546
Investment, Identifier [Axis]: U.S. equities | Conmed Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	513
Total investments	20,839
Investment, Identifier [Axis]: U.S. equities | Core Scientific Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,722
Total investments	25,067
Investment, Identifier [Axis]: U.S. equities | Corvel Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	996
Total investments	67,373
Investment, Identifier [Axis]: U.S. equities | Coupang Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	117,204
Total investments	2,764,840
Investment, Identifier [Axis]: U.S. equities | Cousins Properties Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	77,275
Total investments	1,992,141
Investment, Identifier [Axis]: U.S. equities | Covista Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	6,255
Total investments	647,238
Investment, Identifier [Axis]: U.S. equities | Crane Co
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	709
Total investments	130,764
Investment, Identifier [Axis]: U.S. equities | Crinetics Pharmaceuticals Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	4,925
Total investments	229,266
Investment, Identifier [Axis]: U.S. equities | Crocs Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	884
Total investments	75,580
Investment, Identifier [Axis]: U.S. equities | Csw Industrials Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	641
Total investments	188,185
Investment, Identifier [Axis]: U.S. equities | Cto Realty Growth Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	17,750
Total investments	326,771
Investment, Identifier [Axis]: U.S. equities | Cubesmart
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	25,876
Total investments	932,831
Investment, Identifier [Axis]: U.S. equities | Curtiss-Wright Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2,106
Total investments	1,161,017
Investment, Identifier [Axis]: U.S. equities | Cytokinetics Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	16,303
Total investments	1,035,916
Investment, Identifier [Axis]: U.S. equities | Darling Ingredients Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	17,476
Total investments	629,127
Investment, Identifier [Axis]: U.S. equities | Deckers Outdoor Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	618
Total investments	64,083
Investment, Identifier [Axis]: U.S. equities | Denali Therapeutics Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	36,768
Total investments	607,039
Investment, Identifier [Axis]: U.S. equities | Dianthus Therapeutics Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	575
Total investments	23,704
Investment, Identifier [Axis]: U.S. equities | Digital Realty Trust Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	30,887
Total investments	4,778,457
Investment, Identifier [Axis]: U.S. equities | Digitalbridge Group Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	39,287
Total investments	602,658
Investment, Identifier [Axis]: U.S. equities | Disc Medicine Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,619
Total investments	128,545
Investment, Identifier [Axis]: U.S. equities | Dnow Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	12,899
Total investments	170,913
Investment, Identifier [Axis]: U.S. equities | Dorman Products Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,412
Total investments	173,949
Investment, Identifier [Axis]: U.S. equities | Doubleverify Holdings Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	26,950
Total investments	308,303
Investment, Identifier [Axis]: U.S. equities | Douglas Emmett Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	64,758
Total investments	711,691
Investment, Identifier [Axis]: U.S. equities | Duolingo Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	338
Total investments	59,237
Investment, Identifier [Axis]: U.S. equities | Dutch Bros Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2,375
Total investments	145,379
Investment, Identifier [Axis]: U.S. equities | Dycom Industries Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	5,572
Total investments	1,882,869
Investment, Identifier [Axis]: U.S. equities | Dyne Therapeutics Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	3,496
Total investments	68,385
Investment, Identifier [Axis]: U.S. equities | Eagle Materials Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	443
Total investments	91,639
Investment, Identifier [Axis]: U.S. equities | Element Solutions Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	13,340
Total investments	333,379
Investment, Identifier [Axis]: U.S. equities | Elf Beauty Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2,030
Total investments	154,375
Investment, Identifier [Axis]: U.S. equities | Emcor Group Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	81
Total investments	49,486
Investment, Identifier [Axis]: U.S. equities | Employers Holdings Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	5,347
Total investments	230,812
Investment, Identifier [Axis]: U.S. equities | Encompass Health Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2,384
Total investments	253,005
Investment, Identifier [Axis]: U.S. equities | Enersys
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	11,883
Total investments	1,743,758
Investment, Identifier [Axis]: U.S. equities | Enova International Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,446
Total investments	227,310
Investment, Identifier [Axis]: U.S. equities | Ensign Group Inc/The
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2,538
Total investments	442,203
Investment, Identifier [Axis]: U.S. equities | Entegris Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	7,258
Total investments	611,480
Investment, Identifier [Axis]: U.S. equities | Eos Energy Enterprises Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,545
Total investments	17,704
Investment, Identifier [Axis]: U.S. equities | Epam Systems Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,305
Total investments	267,407
Investment, Identifier [Axis]: U.S. equities | Eplus Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	984
Total investments	86,265
Investment, Identifier [Axis]: U.S. equities | Equinix Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	9,699
Total investments	7,431,187
Investment, Identifier [Axis]: U.S. equities | Equitable Holdings Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	5,040
Total investments	240,156
Investment, Identifier [Axis]: U.S. equities | Equity Lifestyle Properties Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	38,379
Total investments	2,326,172
Investment, Identifier [Axis]: U.S. equities | Equity Residential
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	21,697
Total investments	1,367,774
Investment, Identifier [Axis]: U.S. equities | Esab Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	3,242
Total investments	362,140
Investment, Identifier [Axis]: U.S. equities | Esco Technologies Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	622
Total investments	121,559
Investment, Identifier [Axis]: U.S. equities | Essential Properties Realty Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	33,624
Total investments	997,285
Investment, Identifier [Axis]: U.S. equities | Essex Property Trust Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	10,593
Total investments	2,771,882
Investment, Identifier [Axis]: U.S. equities | Euronet Worldwide Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	3,910
Total investments	297,558
Investment, Identifier [Axis]: U.S. equities | Everpure Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	638
Total investments	42,760
Investment, Identifier [Axis]: U.S. equities | Exact Sciences Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	4,194
Total investments	425,961
Investment, Identifier [Axis]: U.S. equities | Exlservice Holdings Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	3,803
Total investments	161,388
Investment, Identifier [Axis]: U.S. equities | Extra Space Storage Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	23,438
Total investments	3,052,060
Investment, Identifier [Axis]: U.S. equities | Federal Agricultural Mortgage
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	4,054
Total investments	711,826
Investment, Identifier [Axis]: U.S. equities | Federal Realty Investment Trus
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	14,244
Total investments	1,435,806
Investment, Identifier [Axis]: U.S. equities | Federal Signal Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	3,201
Total investments	347,549
Investment, Identifier [Axis]: U.S. equities | Ferguson Enterprises Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	11,263
Total investments	2,507,459
Investment, Identifier [Axis]: U.S. equities | First Advantage Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	29,498
Total investments	428,607
Investment, Identifier [Axis]: U.S. equities | First American Financial Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	8,747
Total investments	537,407
Investment, Identifier [Axis]: U.S. equities | First Horizon Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	60,017
Total investments	1,434,399
Investment, Identifier [Axis]: U.S. equities | First Industrial Realty Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	22,334
Total investments	1,279,050
Investment, Identifier [Axis]: U.S. equities | Firstcash Holdings Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	8,876
Total investments	1,414,606
Investment, Identifier [Axis]: U.S. equities | Fluence Energy Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,416
Total investments	28,009
Investment, Identifier [Axis]: U.S. equities | Fluor Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,119
Total investments	44,364
Investment, Identifier [Axis]: U.S. equities | Fnb Corp/Pa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	66,707
Total investments	1,140,697
Investment, Identifier [Axis]: U.S. equities | Freshworks Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	6,321
Total investments	77,435
Investment, Identifier [Axis]: U.S. equities | Frontdoor Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	16,793
Total investments	968,770
Investment, Identifier [Axis]: U.S. equities | Fti Consulting Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	796
Total investments	135,963
Investment, Identifier [Axis]: U.S. equities | Galaxy Digital Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2,477
Total investments	55,521
Investment, Identifier [Axis]: U.S. equities | Gaming And Leisure Properties
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	29,905
Total investments	1,336,465
Investment, Identifier [Axis]: U.S. equities | Gibraltar Industries Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	4,107
Total investments	203,065
Investment, Identifier [Axis]: U.S. equities | Gitlab Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,483
Total investments	55,655
Investment, Identifier [Axis]: U.S. equities | Globus Medical Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2,538
Total investments	221,634
Investment, Identifier [Axis]: U.S. equities | Grail Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	253
Total investments	21,624
Investment, Identifier [Axis]: U.S. equities | Grand Canyon Education Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	4,518
Total investments	751,344
Investment, Identifier [Axis]: U.S. equities | Granite Construction Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	6,850
Total investments	790,204
Investment, Identifier [Axis]: U.S. equities | Graphic Packaging Holding Co
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	27,961
Total investments	421,096
Investment, Identifier [Axis]: U.S. equities | Green Brick Partners Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	5,830
Total investments	365,302
Investment, Identifier [Axis]: U.S. equities | Griffon Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	7,643
Total investments	562,936
Investment, Identifier [Axis]: U.S. equities | Group 1 Automotive Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,850
Total investments	727,775
Investment, Identifier [Axis]: U.S. equities | Guardant Health Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	4,096
Total investments	418,398
Investment, Identifier [Axis]: U.S. equities | Guardian Pharmacy Services Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	15,738
Total investments	473,561
Investment, Identifier [Axis]: U.S. equities | Gulfport Energy Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	7,185
Total investments	1,494,414
Investment, Identifier [Axis]: U.S. equities | Gxo Logistics Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,813
Total investments	95,462
Investment, Identifier [Axis]: U.S. equities | H&R Block Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2,325
Total investments	101,314
Investment, Identifier [Axis]: U.S. equities | Haemonetics Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	5,965
Total investments	478,072
Investment, Identifier [Axis]: U.S. equities | Halozyme Therapeutics Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	5,985
Total investments	402,770
Investment, Identifier [Axis]: U.S. equities | Hamilton Lane Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	7,596
Total investments	1,020,280
Investment, Identifier [Axis]: U.S. equities | Hancock Whitney Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	8,295
Total investments	528,257
Investment, Identifier [Axis]: U.S. equities | Harmony Biosciences Holdings Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	6,947
Total investments	259,970
Investment, Identifier [Axis]: U.S. equities | Healthcare Realty Trust Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	76,763
Total investments	1,301,127
Investment, Identifier [Axis]: U.S. equities | Healthequity Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2,599
Total investments	238,130
Investment, Identifier [Axis]: U.S. equities | Healthpeak Properties Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	48,504
Total investments	779,949
Investment, Identifier [Axis]: U.S. equities | Heartflow Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	773
Total investments	22,531
Investment, Identifier [Axis]: U.S. equities | Helix Energy Solutions Group Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	82,486
Total investments	517,184
Investment, Identifier [Axis]: U.S. equities | Heritage Commerce Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	24,192
Total investments	290,551
Investment, Identifier [Axis]: U.S. equities | Hexcel Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2,220
Total investments	164,052
Investment, Identifier [Axis]: U.S. equities | Highwoods Properties Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	60,434
Total investments	1,560,406
Investment, Identifier [Axis]: U.S. equities | Hims & Hers Health Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,847
Total investments	59,986
Investment, Identifier [Axis]: U.S. equities | Hni Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	7,503
Total investments	315,409
Investment, Identifier [Axis]: U.S. equities | Home Bancshares Inc/Ar
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	10,885
Total investments	302,382
Investment, Identifier [Axis]: U.S. equities | Hubspot Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	249
Total investments	99,785
Investment, Identifier [Axis]: U.S. equities | Huron Consulting Group Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	13,237
Total investments	2,288,745
Investment, Identifier [Axis]: U.S. equities | Ideaya Biosciences Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	669
Total investments	23,130
Investment, Identifier [Axis]: U.S. equities | Ies Holdings Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	240
Total investments	93,235
Investment, Identifier [Axis]: U.S. equities | Immunome Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	29,617
Total investments	636,171
Investment, Identifier [Axis]: U.S. equities | Immunovant Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	650
Total investments	16,525
Investment, Identifier [Axis]: U.S. equities | Impinj Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	791
Total investments	137,625
Investment, Identifier [Axis]: U.S. equities | Independent Bank Corp/Mi
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	6,591
Total investments	214,400
Investment, Identifier [Axis]: U.S. equities | Ingevity Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	9,886
Total investments	585,070
Investment, Identifier [Axis]: U.S. equities | Ingredion Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	3,537
Total investments	390,000
Investment, Identifier [Axis]: U.S. equities | Insmed Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	13,353
Total investments	2,324,037
Investment, Identifier [Axis]: U.S. equities | Inspire Medical Systems Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	393
Total investments	36,288
Investment, Identifier [Axis]: U.S. equities | Installed Building Products Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,494
Total investments	387,510
Investment, Identifier [Axis]: U.S. equities | Interdigital Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	3,439
Total investments	1,094,981
Investment, Identifier [Axis]: U.S. equities | International Bancshares Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,022
Total investments	67,874
Investment, Identifier [Axis]: U.S. equities | Interparfums Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	845
Total investments	71,667
Investment, Identifier [Axis]: U.S. equities | Inventrust Properties Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	26,363
Total investments	743,712
Investment, Identifier [Axis]: U.S. equities | Invitation Homes Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	39,205
Total investments	1,089,500
Investment, Identifier [Axis]: U.S. equities | Ionis Pharmaceuticals Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,250
Total investments	98,908
Investment, Identifier [Axis]: U.S. equities | Ionq Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	4,747
Total investments	213,016
Investment, Identifier [Axis]: U.S. equities | Irhythm Holdings Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	208
Total investments	36,856
Investment, Identifier [Axis]: U.S. equities | Iron Mountain Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	15,941
Total investments	1,322,300
Investment, Identifier [Axis]: U.S. equities | Itron Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,994
Total investments	185,184
Investment, Identifier [Axis]: U.S. equities | Ivanhoe Electric Inc / Us
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	3,369
Total investments	53,842
Investment, Identifier [Axis]: U.S. equities | Janus International Group Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	39,318
Total investments	257,143
Investment, Identifier [Axis]: U.S. equities | Janux Therapeutics Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	767
Total investments	10,584
Investment, Identifier [Axis]: U.S. equities | Jbt Marel Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,133
Total investments	170,773
Investment, Identifier [Axis]: U.S. equities | Jefferson Capital Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	15,958
Total investments	356,498
Investment, Identifier [Axis]: U.S. equities | Kadant Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	828
Total investments	235,954
Investment, Identifier [Axis]: U.S. equities | Karman Holdings Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	3,345
Total investments	244,780
Investment, Identifier [Axis]: U.S. equities | Kbr Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	9,341
Total investments	375,510
Investment, Identifier [Axis]: U.S. equities | Kimco Realty Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	71,054
Total investments	1,440,257
Investment, Identifier [Axis]: U.S. equities | Kinetik Holdings Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	15,279
Total investments	550,800
Investment, Identifier [Axis]: U.S. equities | Kirby Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,352
Total investments	148,977
Investment, Identifier [Axis]: U.S. equities | Knife River Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2,302
Total investments	161,932
Investment, Identifier [Axis]: U.S. equities | Kontoor Brands Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	6,445
Total investments	393,728
Investment, Identifier [Axis]: U.S. equities | Korn Ferry
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	4,362
Total investments	287,976
Investment, Identifier [Axis]: U.S. equities | Kratos Defense & Security Solutions
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	7,965
Total investments	604,619
Investment, Identifier [Axis]: U.S. equities | Krystal Biotech Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	447
Total investments	110,297
Investment, Identifier [Axis]: U.S. equities | Kymera Therapeutics Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	3,561
Total investments	277,086
Investment, Identifier [Axis]: U.S. equities | Ladder Capital Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	29,759
Total investments	327,048
Investment, Identifier [Axis]: U.S. equities | Lamar Advertising Co
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	11,410
Total investments	1,444,329
Investment, Identifier [Axis]: U.S. equities | Landstar System Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,759
Total investments	252,705
Investment, Identifier [Axis]: U.S. equities | Lantheus Holdings Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	3,280
Total investments	218,314
Investment, Identifier [Axis]: U.S. equities | Lattice Semiconductor Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	3,581
Total investments	263,492
Investment, Identifier [Axis]: U.S. equities | Laureate Education Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	39,127
Total investments	1,317,418
Investment, Identifier [Axis]: U.S. equities | Lazard Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	27,243
Total investments	1,322,929
Investment, Identifier [Axis]: U.S. equities | Lci Industries
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2,858
Total investments	346,794
Investment, Identifier [Axis]: U.S. equities | Lear Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2,571
Total investments	294,686
Investment, Identifier [Axis]: U.S. equities | Legalzoom.Com Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	43,248
Total investments	429,452
Investment, Identifier [Axis]: U.S. equities | Lemaitre Vascular Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,262
Total investments	102,368
Investment, Identifier [Axis]: U.S. equities | Lenz Therapeutics Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	998
Total investments	15,962
Investment, Identifier [Axis]: U.S. equities | Leonardo Drs Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	3,046
Total investments	103,830
Investment, Identifier [Axis]: U.S. equities | Liberty Live Holdings Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,651
Total investments	137,273
Investment, Identifier [Axis]: U.S. equities | Life Time Group Holdings Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	38,646
Total investments	1,027,220
Investment, Identifier [Axis]: U.S. equities | Lifestance Health Group Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	56,721
Total investments	399,318
Investment, Identifier [Axis]: U.S. equities | Lincoln National Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	30,258
Total investments	1,347,389
Investment, Identifier [Axis]: U.S. equities | Lindblad Expeditions Holdings
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	28,560
Total investments	411,840
Investment, Identifier [Axis]: U.S. equities | Linde Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	805
Total investments	342,394
Investment, Identifier [Axis]: U.S. equities | Littelfuse Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	754
Total investments	190,690
Investment, Identifier [Axis]: U.S. equities | Liveramp Holdings Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	14,236
Total investments	418,118
Investment, Identifier [Axis]: U.S. equities | Louisiana-Pacific Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	5,546
Total investments	447,919
Investment, Identifier [Axis]: U.S. equities | Lumexa Imaging Holdings Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	13,510
Total investments	249,940
Investment, Identifier [Axis]: U.S. equities | Lyft Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	23,268
Total investments	450,695
Investment, Identifier [Axis]: U.S. equities | Macom Technology Solutions Holdings Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,309
Total investments	224,237
Investment, Identifier [Axis]: U.S. equities | Madrigal Pharmaceuticals Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	452
Total investments	263,434
Investment, Identifier [Axis]: U.S. equities | Magnite Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	48,120
Total investments	780,991
Investment, Identifier [Axis]: U.S. equities | Manhattan Associates Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	704
Total investments	122,014
Investment, Identifier [Axis]: U.S. equities | Marqeta Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	21,107
Total investments	100,257
Investment, Identifier [Axis]: U.S. equities | Masterbrand Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	24,990
Total investments	275,893
Investment, Identifier [Axis]: U.S. equities | Matador Resources Co
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,602
Total investments	67,979
Investment, Identifier [Axis]: U.S. equities | Matson Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	3,323
Total investments	410,604
Investment, Identifier [Axis]: U.S. equities | Maximus Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	5,175
Total investments	446,690
Investment, Identifier [Axis]: U.S. equities | Medpace Holdings Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	259
Total investments	145,266
Investment, Identifier [Axis]: U.S. equities | Mercadolibre Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2,259
Total investments	4,549,246
Investment, Identifier [Axis]: U.S. equities | Merit Medical Systems Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2,825
Total investments	249,002
Investment, Identifier [Axis]: U.S. equities | Mid-America Apartment Community
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	27,937
Total investments	3,880,672
Investment, Identifier [Axis]: U.S. equities | Mineralys Therapeutics Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2,101
Total investments	76,248
Investment, Identifier [Axis]: U.S. equities | Mirum Pharmaceuticals Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,998
Total investments	157,840
Investment, Identifier [Axis]: U.S. equities | Mks Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,259
Total investments	201,228
Investment, Identifier [Axis]: U.S. equities | Modine Manufacturing Co
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	16,923
Total investments	2,259,324
Investment, Identifier [Axis]: U.S. equities | Moelis & Co
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,470
Total investments	101,045
Investment, Identifier [Axis]: U.S. equities | Monolithic Power Systems Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	170
Total investments	153,868
Investment, Identifier [Axis]: U.S. equities | Monte Rosa Therapeutics Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	3,044
Total investments	47,726
Investment, Identifier [Axis]: U.S. equities | Montrose Environmental Group Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	26,463
Total investments	657,083
Investment, Identifier [Axis]: U.S. equities | Moog Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	494
Total investments	120,390
Investment, Identifier [Axis]: U.S. equities | Mp Materials Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	8,434
Total investments	426,100
Investment, Identifier [Axis]: U.S. equities | Mueller Industries Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2,626
Total investments	301,506
Investment, Identifier [Axis]: U.S. equities | Mueller Water Products Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	46,735
Total investments	1,113,231
Investment, Identifier [Axis]: U.S. equities | Murphy Usa Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	846
Total investments	341,308
Investment, Identifier [Axis]: U.S. equities | Myr Group Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	5,692
Total investments	1,243,724
Investment, Identifier [Axis]: U.S. equities | Natera Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	7,124
Total investments	1,632,063
Investment, Identifier [Axis]: U.S. equities | National Bank Holdings Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	8,588
Total investments	326,433
Investment, Identifier [Axis]: U.S. equities | Navan Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,832
Total investments	31,298
Investment, Identifier [Axis]: U.S. equities | Ncino Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,151
Total investments	29,522
Investment, Identifier [Axis]: U.S. equities | Ncr Voyix Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	23,107
Total investments	235,691
Investment, Identifier [Axis]: U.S. equities | Netskope Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	39,545
Total investments	693,621
Investment, Identifier [Axis]: U.S. equities | Netstreit Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	41,091
Total investments	724,853
Investment, Identifier [Axis]: U.S. equities | Neurocrine Biosciences Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	680
Total investments	96,452
Investment, Identifier [Axis]: U.S. equities | Newmark Group Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	48,533
Total investments	841,556
Investment, Identifier [Axis]: U.S. equities | Newmarket Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	254
Total investments	174,322
Investment, Identifier [Axis]: U.S. equities | Nexstar Media Group Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	677
Total investments	137,477
Investment, Identifier [Axis]: U.S. equities | Nextpower Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	5,461
Total investments	475,744
Investment, Identifier [Axis]: U.S. equities | Nicolet Bankshares Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2,861
Total investments	347,043
Investment, Identifier [Axis]: U.S. equities | Nnn Reit Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	43,694
Total investments	1,731,579
Investment, Identifier [Axis]: U.S. equities | Northeast Bank
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	3,272
Total investments	340,107
Investment, Identifier [Axis]: U.S. equities | Nurix Therapeutics Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2,805
Total investments	53,213
Investment, Identifier [Axis]: U.S. equities | Nuvalent Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2,342
Total investments	235,557
Investment, Identifier [Axis]: U.S. equities | Oge Energy Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	5,163
Total investments	220,453
Investment, Identifier [Axis]: U.S. equities | Okta Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,026
Total investments	88,682
Investment, Identifier [Axis]: U.S. equities | Old Second Bancorp Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	11,521
Total investments	224,660
Investment, Identifier [Axis]: U.S. equities | Ollie's Bargain Outlet Holding
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	876
Total investments	95,995
Investment, Identifier [Axis]: U.S. equities | Omega Healthcare Investors Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	21,399
Total investments	948,838
Investment, Identifier [Axis]: U.S. equities | Omnicell Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	6,504
Total investments	294,630
Investment, Identifier [Axis]: U.S. equities | Onemain Holdings Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	10,485
Total investments	708,292
Investment, Identifier [Axis]: U.S. equities | Onto Innovation Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	941
Total investments	148,498
Investment, Identifier [Axis]: U.S. equities | Option Care Health Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	21,033
Total investments	670,105
Investment, Identifier [Axis]: U.S. equities | Oric Pharmaceuticals Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	3,697
Total investments	30,240
Investment, Identifier [Axis]: U.S. equities | Oscar Health Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	3,191
Total investments	45,849
Investment, Identifier [Axis]: U.S. equities | Osi Systems Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2,268
Total investments	578,438
Investment, Identifier [Axis]: U.S. equities | Outfront Media Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	18,077
Total investments	435,666
Investment, Identifier [Axis]: U.S. equities | Palomar Holdings Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,166
Total investments	157,182
Investment, Identifier [Axis]: U.S. equities | Park Hotels & Resorts Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	30,679
Total investments	320,899
Investment, Identifier [Axis]: U.S. equities | Parsons Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	11,983
Total investments	740,572
Investment, Identifier [Axis]: U.S. equities | Patterson-Uti Energy Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	146,867
Total investments	897,358
Investment, Identifier [Axis]: U.S. equities | Payoneer Global Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	40,111
Total investments	225,426
Investment, Identifier [Axis]: U.S. equities | Pediatrix Medical Group Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	12,001
Total investments	256,709
Investment, Identifier [Axis]: U.S. equities | Pegasystems Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2,459
Total investments	146,827
Investment, Identifier [Axis]: U.S. equities | Pennymac Financial Services Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	3,763
Total investments	496,085
Investment, Identifier [Axis]: U.S. equities | Pennymac Mortgage Investment Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	17,991
Total investments	225,787
Investment, Identifier [Axis]: U.S. equities | Penumbra Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	811
Total investments	252,109
Investment, Identifier [Axis]: U.S. equities | Performance Food Group Co
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	8,588
Total investments	772,240
Investment, Identifier [Axis]: U.S. equities | Permian Resources Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	14,615
Total investments	205,044
Investment, Identifier [Axis]: U.S. equities | Philip Morris International Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	29,174
Total investments	4,679,493
Investment, Identifier [Axis]: U.S. equities | Photronics Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	15,197
Total investments	486,301
Investment, Identifier [Axis]: U.S. equities | Pinnacle Financial Partners Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	10,777
Total investments	1,028,237
Investment, Identifier [Axis]: U.S. equities | Pinterest Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	4,250
Total investments	110,035
Investment, Identifier [Axis]: U.S. equities | Planet Fitness Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2,117
Total investments	229,638
Investment, Identifier [Axis]: U.S. equities | Powell Industries Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	121
Total investments	38,519
Investment, Identifier [Axis]: U.S. equities | Power Integrations Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,101
Total investments	39,146
Investment, Identifier [Axis]: U.S. equities | Praxis Precision Medicines Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	531
Total investments	156,584
Investment, Identifier [Axis]: U.S. equities | Preferred Bank/Los Angeles Ca
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	5,622
Total investments	530,904
Investment, Identifier [Axis]: U.S. equities | Prestige Consumer Healthcare Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2,062
Total investments	127,213
Investment, Identifier [Axis]: U.S. equities | Pricesmart Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	4,465
Total investments	547,697
Investment, Identifier [Axis]: U.S. equities | Primerica Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	567
Total investments	146,545
Investment, Identifier [Axis]: U.S. equities | Primoris Services Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	8,708
Total investments	1,081,000
Investment, Identifier [Axis]: U.S. equities | Privia Health Group Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	43,739
Total investments	1,037,059
Investment, Identifier [Axis]: U.S. equities | Procept Biorobotics Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	848
Total investments	26,673
Investment, Identifier [Axis]: U.S. equities | Procore Technologies Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,178
Total investments	85,714
Investment, Identifier [Axis]: U.S. equities | Progress Software Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,578
Total investments	67,783
Investment, Identifier [Axis]: U.S. equities | Prologis Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	77,939
Total investments	9,949,675
Investment, Identifier [Axis]: U.S. equities | Protagonist Therapeutics Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	571
Total investments	49,889
Investment, Identifier [Axis]: U.S. equities | Ptc Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,379
Total investments	240,251
Investment, Identifier [Axis]: U.S. equities | Ptc Therapeutics Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,821
Total investments	138,359
Investment, Identifier [Axis]: U.S. equities | Public Storage
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	5,899
Total investments	1,530,765
Investment, Identifier [Axis]: U.S. equities | Pvh Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	8,688
Total investments	582,266
Investment, Identifier [Axis]: U.S. equities | Q2 Holdings Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2,238
Total investments	161,486
Investment, Identifier [Axis]: U.S. equities | Qorvo Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2,582
Total investments	218,240
Investment, Identifier [Axis]: U.S. equities | Qualys Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	679
Total investments	90,247
Investment, Identifier [Axis]: U.S. equities | Radnet Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	19,125
Total investments	1,364,601
Investment, Identifier [Axis]: U.S. equities | Rambus Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	7,400
Total investments	679,961
Investment, Identifier [Axis]: U.S. equities | Range Resources Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	13,344
Total investments	470,526
Investment, Identifier [Axis]: U.S. equities | Rbc Bearings Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	139
Total investments	62,245
Investment, Identifier [Axis]: U.S. equities | Realty Income Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	30,173
Total investments	1,700,854
Investment, Identifier [Axis]: U.S. equities | Redwood Trust Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	39,960
Total investments	220,976
Investment, Identifier [Axis]: U.S. equities | Regal Rexnord Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	3,994
Total investments	560,502
Investment, Identifier [Axis]: U.S. equities | Regency Centers Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	17,743
Total investments	1,224,777
Investment, Identifier [Axis]: U.S. equities | Reliance Worldwide Corp Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	43,255
Total investments	111,341
Investment, Identifier [Axis]: U.S. equities | Repligen Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	694
Total investments	113,725
Investment, Identifier [Axis]: U.S. equities | Replimune Group Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	9,418
Total investments	91,542
Investment, Identifier [Axis]: U.S. equities | Revolution Medicines Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,561
Total investments	124,320
Investment, Identifier [Axis]: U.S. equities | Rexford Industrial Realty Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	64,958
Total investments	2,515,183
Investment, Identifier [Axis]: U.S. equities | Rhythm Pharmaceuticals Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,837
Total investments	196,681
Investment, Identifier [Axis]: U.S. equities | Rigetti Computing Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2,803
Total investments	62,089
Investment, Identifier [Axis]: U.S. equities | Riot Platforms Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	32,655
Total investments	413,735
Investment, Identifier [Axis]: U.S. equities | Rpm International Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,704
Total investments	177,178
Investment, Identifier [Axis]: U.S. equities | Ryman Hospitality Properties Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	21,180
Total investments	2,004,080
Investment, Identifier [Axis]: U.S. equities | Sabra Health Care Reit Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	48,133
Total investments	911,643
Investment, Identifier [Axis]: U.S. equities | Saia Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	628
Total investments	205,096
Investment, Identifier [Axis]: U.S. equities | Scholar Rock Holding Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	4,700
Total investments	207,056
Investment, Identifier [Axis]: U.S. equities | Servicetitan Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	8,289
Total investments	882,725
Investment, Identifier [Axis]: U.S. equities | Sezzle Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,705
Total investments	108,202
Investment, Identifier [Axis]: U.S. equities | Shift4 Payments Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,071
Total investments	67,410
Investment, Identifier [Axis]: U.S. equities | Shoals Technologies Group Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	3,818
Total investments	32,450
Investment, Identifier [Axis]: U.S. equities | Simon Property Group Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	29,957
Total investments	5,545,375
Investment, Identifier [Axis]: U.S. equities | Simply Good Foods Co/The
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2,573
Total investments	51,674
Investment, Identifier [Axis]: U.S. equities | Simpson Manufacturing Co Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,095
Total investments	176,887
Investment, Identifier [Axis]: U.S. equities | Siteone Landscape Supply Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,717
Total investments	213,822
Investment, Identifier [Axis]: U.S. equities | Sitime Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	5,380
Total investments	1,899,997
Investment, Identifier [Axis]: U.S. equities | Skyward Specialty Insurance Gr
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	4,395
Total investments	224,623
Investment, Identifier [Axis]: U.S. equities | Sl Green Realty Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	9,792
Total investments	449,168
Investment, Identifier [Axis]: U.S. equities | Smartstop Self Storage Reit In
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2,255
Total investments	69,766
Investment, Identifier [Axis]: U.S. equities | Solaris Energy Infrastructure
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	27,462
Total investments	1,262,423
Investment, Identifier [Axis]: U.S. equities | Soleno Therapeutics Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2,361
Total investments	109,301
Investment, Identifier [Axis]: U.S. equities | Southwest Gas Holdings Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	19,373
Total investments	1,550,236
Investment, Identifier [Axis]: U.S. equities | Sprouts Farmers Market Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	418
Total investments	33,335
Investment, Identifier [Axis]: U.S. equities | Sps Commerce Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	854
Total investments	76,101
Investment, Identifier [Axis]: U.S. equities | Spx Technologies Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	8,160
Total investments	1,632,424
Investment, Identifier [Axis]: U.S. equities | Spyre Therapeutics Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,633
Total investments	53,488
Investment, Identifier [Axis]: U.S. equities | Stag Industrial Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	32,091
Total investments	1,179,654
Investment, Identifier [Axis]: U.S. equities | Stagwell Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	47,416
Total investments	231,865
Investment, Identifier [Axis]: U.S. equities | Stepstone Group Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2,227
Total investments	142,901
Investment, Identifier [Axis]: U.S. equities | Sterling Infrastructure Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	7,231
Total investments	2,214,338
Investment, Identifier [Axis]: U.S. equities | Steven Madden Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	7,070
Total investments	294,403
Investment, Identifier [Axis]: U.S. equities | Stifel Financial Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	9,786
Total investments	1,225,455
Investment, Identifier [Axis]: U.S. equities | Stoke Therapeutics Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,469
Total investments	46,625
Investment, Identifier [Axis]: U.S. equities | Stonex Group Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	11,414
Total investments	1,085,829
Investment, Identifier [Axis]: U.S. equities | Stride Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	11,458
Total investments	743,974
Investment, Identifier [Axis]: U.S. equities | Sun Communities Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	4,102
Total investments	508,297
Investment, Identifier [Axis]: U.S. equities | Sun Country Airlines Holdings
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	6,125
Total investments	88,132
Investment, Identifier [Axis]: U.S. equities | Sunstone Hotel Investors Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	88,803
Total investments	793,902
Investment, Identifier [Axis]: U.S. equities | Synaptics Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,021
Total investments	75,544
Investment, Identifier [Axis]: U.S. equities | Taylor Morrison Home Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	27,679
Total investments	1,629,438
Investment, Identifier [Axis]: U.S. equities | Td Synnex Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	6,331
Total investments	951,138
Investment, Identifier [Axis]: U.S. equities | Teledyne Technologies Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	686
Total investments	350,385
Investment, Identifier [Axis]: U.S. equities | Tenet Healthcare Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,747
Total investments	347,080
Investment, Identifier [Axis]: U.S. equities | Teradata Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,262
Total investments	38,423
Investment, Identifier [Axis]: U.S. equities | Tg Therapeutics Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2,242
Total investments	66,831
Investment, Identifier [Axis]: U.S. equities | Tidewater Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	6,208
Total investments	313,585
Investment, Identifier [Axis]: U.S. equities | Tko Group Holdings Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	4,951
Total investments	1,034,786
Investment, Identifier [Axis]: U.S. equities | Topbuild Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	275
Total investments	114,568
Investment, Identifier [Axis]: U.S. equities | Toro Co/The
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,866
Total investments	146,924
Investment, Identifier [Axis]: U.S. equities | Tpg Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,431
Total investments	91,356
Investment, Identifier [Axis]: U.S. equities | Transmedics Group Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,256
Total investments	152,824
Investment, Identifier [Axis]: U.S. equities | Travel + Leisure Co
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,426
Total investments	100,577
Investment, Identifier [Axis]: U.S. equities | Travere Therapeutics Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,429
Total investments	54,603
Investment, Identifier [Axis]: U.S. equities | Trex Co Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	17,875
Total investments	627,062
Investment, Identifier [Axis]: U.S. equities | Ufp Technologies Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	770
Total investments	170,948
Investment, Identifier [Axis]: U.S. equities | Ultragenyx Pharmaceutical Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,819
Total investments	41,848
Investment, Identifier [Axis]: U.S. equities | Umb Financial Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	14,053
Total investments	1,616,714
Investment, Identifier [Axis]: U.S. equities | United Parks & Resorts Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	961
Total investments	34,872
Investment, Identifier [Axis]: U.S. equities | Universal Technical Institute
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	4,085
Total investments	106,750
Investment, Identifier [Axis]: U.S. equities | Upwork Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	48,417
Total investments	959,621
Investment, Identifier [Axis]: U.S. equities | Uranium Energy Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	26,022
Total investments	303,936
Investment, Identifier [Axis]: U.S. equities | Urban Outfitters Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	4,802
Total investments	361,424
Investment, Identifier [Axis]: U.S. equities | Valmont Industries Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	570
Total investments	229,406
Investment, Identifier [Axis]: U.S. equities | Valvoline Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	9,023
Total investments	262,222
Investment, Identifier [Axis]: U.S. equities | Varonis Systems Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	28,261
Total investments	926,953
Investment, Identifier [Axis]: U.S. equities | Vaxcyte Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	846
Total investments	39,026
Investment, Identifier [Axis]: U.S. equities | Ventas Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	67,289
Total investments	5,206,843
Investment, Identifier [Axis]: U.S. equities | Vera Therapeutics Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	4,276
Total investments	216,540
Investment, Identifier [Axis]: U.S. equities | Verra Mobility Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2,598
Total investments	58,230
Investment, Identifier [Axis]: U.S. equities | Vertex Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	27,969
Total investments	558,544
Investment, Identifier [Axis]: U.S. equities | Via Transportation Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	15,778
Total investments	457,723
Investment, Identifier [Axis]: U.S. equities | Viking Therapeutics Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	10,186
Total investments	358,339
Investment, Identifier [Axis]: U.S. equities | Viper Energy Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	17,205
Total investments	664,634
Investment, Identifier [Axis]: U.S. equities | Viridian Therapeutics Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	3,409
Total investments	106,096
Investment, Identifier [Axis]: U.S. equities | Visteon Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	9,881
Total investments	939,710
Investment, Identifier [Axis]: U.S. equities | Vital Farms Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	28,508
Total investments	910,559
Investment, Identifier [Axis]: U.S. equities | Vontier Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	6,418
Total investments	238,625
Investment, Identifier [Axis]: U.S. equities | Voya Financial Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	10,148
Total investments	755,918
Investment, Identifier [Axis]: U.S. equities | Vse Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	151
Total investments	26,052
Investment, Identifier [Axis]: U.S. equities | Warrior Met Coal Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2,686
Total investments	236,849
Investment, Identifier [Axis]: U.S. equities | Watts Water Technologies Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,463
Total investments	403,809
Investment, Identifier [Axis]: U.S. equities | Waystar Holding Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	5,245
Total investments	171,765
Investment, Identifier [Axis]: U.S. equities | Webster Financial Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	21,111
Total investments	1,328,707
Investment, Identifier [Axis]: U.S. equities | Welltower Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	30,592
Total investments	5,678,135
Investment, Identifier [Axis]: U.S. equities | Wesco International Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	5,792
Total investments	1,416,945
Investment, Identifier [Axis]: U.S. equities | Wex Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,689
Total investments	251,576
Investment, Identifier [Axis]: U.S. equities | Wingstop Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	683
Total investments	162,901
Investment, Identifier [Axis]: U.S. equities | Wintrust Financial Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	11,823
Total investments	1,653,035
Investment, Identifier [Axis]: U.S. equities | Woodward Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	601
Total investments	181,744
Investment, Identifier [Axis]: U.S. equities | Workiva Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,905
Total investments	164,337
Investment, Identifier [Axis]: U.S. equities | World Kinect Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	18,245
Total investments	427,473
Investment, Identifier [Axis]: U.S. equities | Wsfs Financial Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	5,082
Total investments	280,727
Investment, Identifier [Axis]: U.S. equities | Wyndham Hotels & Resorts Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	3,085
Total investments	233,081
Investment, Identifier [Axis]: U.S. equities | Xencor Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	3,391
Total investments	$ 51,919